UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road

Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Robert J. DellaCroce

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-8259

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
AGENCY OBLIGATION — 0.1%
Federal Home Loan Bank Bonds
4.850%, 02/04/11
(Cost $132,018)	$130	$132,018

CERTIFICATES OF DEPOSIT — 0.3%
Banks — 0.3%
Community Bankers’ Bank
0.700%, 11/05/10	250	250,000
Sunstate Bank
0.700%, 10/29/10	250	250,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $500,000)		500,000

COMMERCIAL PAPER — 57.2%
Aerospace & Defense — 1.3%
Honeywell International
0.450%, 12/30/10	2,000	1,997,750

Banks — 11.8%
Bank of America Corp.
0.570%, 10/04/10	2,500	2,499,881
0.360%, 10/26/10	1,686	1,685,578
0.370%, 11/01/10	900	899,713
Bank of Nova Scotia
0.090%, 10/01/10	5,000	5,000,000
Deutsche Bank Financial
0.160%, 10/01/10	5,000	5,000,000
JPMorgan Chase & Co.
0.350%, 10/28/10	207	206,946
0.350%, 11/01/10	348	347,895
0.350%, 11/03/10	204	203,935
0.230%, 11/08/10	299	298,927
0.230%, 11/12/10	388	387,896
0.230%, 11/15/10	380	379,891
0.400%, 11/22/10	116	115,933
0.230%, 11/26/10	170	169,939
0.230%, 11/29/10	804	803,697
0.400%, 12/03/10	852	851,404

		18,851,635

Diversified Financial Services — 17.9%
American Honda Finance Corp.
0.250%, 10/19/10	1,700	1,699,787
0.200%, 10/20/10	706	705,925
Covidien International Finance S.A.
0.300%, 10/01/10	500	500,000
0.330%, 10/07/10	3,000	2,999,835
ENI Coordination Center
0.230%, 10/04/10	2,000	1,999,962
0.230%, 10/05/10	2,000	1,999,949
ENI Finance USA, Inc.
0.230%, 10/01/10	1,000	1,000,000
0.300%, 11/09/10	1,500	1,499,513
John Deere Bank S.A.
0.220%, 10/01/10	1,550	1,550,000
National Rural Utilities Corp.
0.270%, 11/08/10	1,000	999,715
Quebec Province

	Par (000)	Value†

Diversified Financial Services — (continued)
0.320%, 11/15/10	$3,000	$2,998,800
0.340%, 11/15/10	2,000	1,999,150
Roche Holding Ltd.
0.220%, 12/02/10	3,500	3,498,674
Shell International Finance BV
0.670%, 06/02/11	2,000	1,990,918
University of California 0.230%, 10/20/10	2,551	2,550,690
0.240%, 11/17/10	700	699,781

		28,692,699

Electric — 5.6%
Electricite de France
0.310%, 10/27/10	2,000	1,999,552
0.270%, 11/29/10	4,000	3,998,230
GDF Suez S.A.
0.340%, 10/05/10	1,000	999,962
0.390%, 10/25/10	2,000	1,999,480

		8,997,224

Food — 5.3%
Cargill, Inc.
0.220%, 10/19/10	1,500	1,499,835
Coca-Cola Co.
0.200%, 10/13/10	1,650	1,649,890
0.250%, 10/18/10	250	249,970
0.220%, 12/16/10	3,000	2,998,607
Nestle Capital Corp.
0.210%, 11/08/10	945	944,791
Pepsico, Inc.
0.190%, 10/04/10	1,200	1,199,981

		8,543,074

Healthcare Products — 4.6%
Medtronic, Inc.
0.220%, 10/26/10	3,000	2,999,541
0.250%, 10/29/10	300	299,942
0.240%, 11/08/10	1,000	999,747
Proctor & Gamble International
0.210%, 11/24/10	3,000	2,999,055

		7,298,285

Machinery – Diversified — 0.6%
John Deere Ltd.
0.220%, 10/21/10	1,000	999,878

Oil & Gas — 2.2%
ConocoPhillips
0.230%, 11/17/10	3,600	3,598,919

Pharmaceuticals — 4.6%
Abbott Laboratories
0.100%, 10/01/10	5,000	5,000,000
Merck & Co., Inc
0.210%, 10/12/10	1,000	999,936
Novartis International AG
0.260%, 12/06/10	1,400	1,399,332

		7,399,268

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
COMMERCIAL PAPER — (continued)
Retail — 3.3%
Wal-Mart Stores, Inc.
0.200%, 10/06/10	$647	$646,982
0.200%, 11/05/10	2,200	2,199,572
0.210%, 11/09/10	2,500	2,499,432

		5,345,986

TOTAL COMMERCIAL PAPER (Cost $91,724,718)		91,724,718

CORPORATE BONDS — 5.6%
Biotechnology — 1.3%
Amgen, Inc. CONV
0.125%, 02/01/11	2,000	1,995,072

Diversified Financial Services — 0.7%
General Electric Capital Corp.
0.618%, 10/21/10•	1,000	1,000,181
Toyota Motor Credit Corp.
4.350%, 12/15/10	120	120,870

		1,121,051

Food — 0.5%
Unilever Capital Corp.
7.125%, 11/01/10	745	749,047

Healthcare Products — 1.2%
Medtronic, Inc. CONV
1.500%, 04/15/11	2,000	1,994,500

Telecommunications — 1.9%
New Cingular Wireless Services, Inc.
7.875%, 03/01/11	3,000	3,085,170

TOTAL CORPORATE BONDS (Cost $8,944,840)		8,944,840

MUNI NOTES — 32.4%
California Housing Finance Agency
0.250%, 08/01/36•	2,000	2,000,000
City of Minneapolis
0.270%, 12/01/27•	2,290	2,290,000
Colorado Housing & Finance Authority
0.300%, 05/01/22•	3,000	3,000,000
0.290%, 04/01/43•	1,325	1,325,000
Fairfax County Economic Development Authority	1,200	1,200,000
0.250%, 12/01/33•
Idaho Housing & Finance Association 0.280%, 01/01/38•	4,400	4,400,000
0.280%, 01/01/40•	4,920	4,920,000
Illinois Finance Authority 0.250%, 07/01/38•	4,900	4,900,000
Kansas State Department of Transportation
0.220%, 09/01/22•	3,100	3,100,000
New York City Municipal Water Finance Authority
0.260%, 06/15/41•	5,000	5,000,000

	Par (000)	Value†

Pennsylvania Turnpike Commission
0.280%, 07/15/41•	$5,000	$5,000,000
State of Texas
0.280%, 12/01/29•	4,000	4,000,000
Tennessee Valley Authority
5.625%, 01/18/11	200	203,093
Triborough Bridge & Tunnel Authority
0.250%, 01/01/19•	3,700	3,700,000
University of Minnesota
0.290%, 12/01/36•	4,000	4,000,000
Wisconsin Housing & Economic Development Authority
0.270%, 05/01/34•	3,000	3,000,000
TOTAL MUNI NOTES (Cost $52,038,093)		52,038,093

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bills
0.145%, 11/12/10
(Cost $2,999,494)	3,000	2,999,494

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 2.5%
BlackRock Liquidity Funds FedFund Portfolio – Institutional Shares	52	52
BlackRock Liquidity Funds MuniFund Portfolio – Institutional Shares	100	100
BlackRock Liquidity Funds TempFund – Institutional Shares	1,336,482	1,336,482
Federated Prime Obligations Fund – Class I	1,320,737	1,320,737
Fidelity Institutional Prime Money Market Portfolio	1,301,896	1,301,896
Fidelity Institutional Prime Money Market Portfolio – Class I	4	4
Wells Fargo Advantage Government Money Market Fund – Institutional Class	92	92
Wells Fargo Advantage Heritage Money Market Fund – Institutional Class	155	155
Wells Fargo Advantage Municipal Cash Management Money Market Fund – Institutional Class	421	421

TOTAL SHORT-TERM INVESTMENTS (Cost $3,959,939)		3,959,939

TOTAL INVESTMENTS — 100.0% (Cost $160,299,102)		$160,299,102

†	See Security Valuation Note.
•	Variable Rate Security.

CONV — Convertible Security.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

MONEY MARKET FUND

Maturity Schedule	Market Value	% of Portfolio	(Cumulative)
1 — 7 days	$55,396,317	34.6%	34.6%
8 — 14 days	6,706,207	4.2%	38.8%
15 — 30 days	16,091,260	10.0%	48.8%
31 — 60 days	32,742,988	20.4%	69.2%
61 — 90 days	6,516,559	4.1%	73.3%
91 — 120 days	2,198,165	1.4%	74.7%
121 — 150 days	3,217,188	2.0%	76.7%
over 150 days	37,430,418	23.3%	100.0%

	$160,299,102	100.0%

Average Weighted Maturity — 30 days

PENN SERIES FUNDS, INC.

MONEY MARKET FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AGENCY OBLIGATION	$132,018	$—	$132,018	$—
CERTIFICATES OF DEPOSIT	500,000	—	500,000	—
COMMERCIAL PAPER	91,724,718	—	91,724,718	—
CORPORATE BONDS	8,944,840	—	8,944,840	—
MUNI NOTES	52,038,093	—	52,038,093	—
U.S. TREASURY OBLIGATIONS	2,999,494	—	2,999,494	—
SHORT-TERM INVESTMENTS	3,959,939	3,959,939	—	—

TOTAL INVESTMENTS	$160,299,102	$3,959,939	$160,299,102	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
AGENCY OBLIGATIONS — 5.8%
Federal Home Loan Bank Bonds — 1.5%
2.000%, 10/05/12	$2,000	$2,000,368
Federal Home Loan Mortgage Corporation — 3.1%
2.875%, 02/09/15	3,000	3,193,794
1.750%, 09/10/15	1,000	1,009,897

		4,203,691

Federal National Mortgage Association — 1.2%
5.000%, 10/15/11	1,500	1,572,284

TOTAL AGENCY OBLIGATIONS (Cost $7,578,503)		7,776,343

ASSET BACKED SECURITIES — 1.4%
Bear Stearns Mortgage Funding Trust
0.424%, 10/25/36•	326	56,513
Conseco Financial Corp.
7.650%, 04/15/19	135	141,545
Enterprise Mortgage Acceptance Co. LLC 144A@
6.630%, 01/15/25	1,045	708,496
7.147%, 01/15/27	696	555,077
Equity One ABS, Inc.
4.145%, 04/25/34	16	15,856
FMAC Loan Receivables Trust 144A@
6.850%, 09/15/19	33	32,122
Popular ABS Mortgage Pass-Through Trust
4.628%, 09/25/34	31	30,468
SACO I, Inc. 144A@	728	382,171
1.156%, 06/25/35•

TOTAL ASSET BACKED SECURITIES (Cost $3,009,216)		1,922,248

COMMERCIAL MORTGAGE BACKED SECURITIES — 2.7%
Bear Stearns Commercial Mortgage Securities
5.575%, 03/11/39•	1,030	1,035,775
JPMorgan Chase Commercial Mortgage Securities Corp.
4.545%, 01/15/42	1,500	1,536,114
LB-UBS Commercial Mortgage Trust
4.821%, 04/15/30	1,027	1,028,148

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $3,526,219)		3,600,037

CORPORATE BONDS — 29.0%
Banks — 18.7%
Bank of America Corp.
3.125%, 06/15/12	2,000	2,083,988
2.375%, 06/22/12	3,000	3,095,244
Bank of Montreal 144A@
2.850%, 06/09/15	3,000	3,157,644
Canadian Imperial Bank of Commerce 144A@
2.000%, 02/04/13	3,000	3,076,344

	Par (000)	Value†

Banks — (continued)
Commonwealth Bank of Australia 144A@
2.400%, 01/12/12	$1,000	$1,023,444
JPMorgan Chase & Co.
1.650%, 02/23/11	3,000	3,015,435
3.125%, 12/01/11	2,000	2,061,792
National Australia Bank Ltd. 144A@
2.550%, 01/13/12	1,000	1,023,977
The Goldman Sachs Group, Inc.
1.700%, 03/15/11	3,000	3,020,079
1.625%, 07/15/11	2,500	2,528,197
Westpac Banking Corp. 144A@
3.250%, 12/16/11	1,000	1,029,490

		25,115,634

Beverages — 1.5%
PepsiAmericas, Inc.
5.625%, 05/31/11	2,000	2,065,098

Diversified Financial Services — 6.1%
BA Covered Bond Issuer 144A@
5.500%, 06/14/12	1,000	1,056,010
General Electric Capital Corp.
3.000%, 12/09/11	2,800	2,885,044
2.625%, 12/28/12	4,000	4,170,616

		8,111,670

Food — 0.4%
General Mills, Inc.
5.650%, 09/10/12	500	545,022

Oil & Gas — 0.7%
SeaRiver Maritime, Inc.
2.472%, 09/01/12+	1,000	954,765

Pharmaceuticals — 0.8%
Abbott Laboratories
2.700%, 05/27/15	1,000	1,050,413

Telecommunications — 0.8%
Cellco Partnership
3.750%, 05/20/11	1,000	1,019,838

TOTAL CORPORATE BONDS (Cost $38,191,291)		38,862,440

MUNI NOTES — 0.8%
Regional — 0.8%
Province of British Columbia
2.850%, 06/15/15
(Cost $999,511)	1,000	1,063,442

RESIDENTIAL MORTGAGE BACKED SECURITIES — 2.8%
Collateralized Mortgage Obligations — 0.8%
Countrywide Home Loan Mortgage Pass Through Trust
6.000%, 09/25/37	1,100	985,219

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Fannie Mae Pool — 2.0%
4.000%, 06/01/20	$944	$995,922
3.358%, 12/01/33•	921	967,017
2.625%, 04/01/34•	319	332,862
6.009%, 07/01/36•	364	385,037

		2,680,838
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $3,698,913)		3,666,057

U.S. TREASURY OBLIGATIONS — 48.6%
U.S. Treasury Note
3.625%, 12/31/12	1,000	1,070,859
4.250%, 08/15/13	6,500	7,178,944
3.125%, 08/31/13	3,000	3,217,500
1.750%, 01/31/14	4,000	4,130,624
1.875%, 04/30/14	8,000	8,295,624
2.375%, 09/30/14	3,000	3,166,407
4.250%, 11/15/14	14,050	15,928,092
2.250%, 01/31/15	4,500	4,722,187
4.000%, 02/15/15	9,200	10,344,968
1.250%, 08/31/15	5,000	4,998,440
2.750%, 02/15/19	2,000	2,074,844

TOTAL U.S. TREASURY OBLIGATIONS (Cost $61,790,954)		65,128,489

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 8.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	24,090	24,090
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	1,137,427	1,137,427
BlackRock Liquidity Funds TempFund - Institutional Shares	2,021,647	2,021,647
Federated Prime Obligations Fund - Class I	2,613,523	2,613,523
Fidelity Institutional Prime Money Market Portfolio	2,590,915	2,590,915
Fidelity Institutional Prime Money Market Portfolio - Class I	2,500,261	2,500,261
Wells Fargo Advantage Government Money Market Fund – Institutional Class	471	471
Wells Fargo Advantage Heritage Money Market Fund – Institutional Class	3	3
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1,042,789	1,042,789

TOTAL SHORT-TERM INVESTMENTS (Cost $11,931,126)		11,931,126

TOTAL INVESTMENTS — 100.0% (Cost $130,725,733)(a)		$133,950,182

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $130,725,733. Net unrealized appreciation was $3,224,449. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,435,488 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,211,039.
LLC	— Limited Liability Company.

PENN SERIES FUNDS, INC.

LIMITED MATURITY BOND FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
U.S. TREASURY OBLIGATIONS	$65,128,489	$—	$65,128,489	$—
AGENCY OBLIGATIONS	7,776,343	—	7,776,343	—
ASSET BACKED SECURITIES	1,922,248	—	1,922,248	—
COMMERCIAL MORTGAGE BACKED SECURITIES	3,600,037	—	3,600,037	—

TOTAL CORPORATE BONDS	38,862,440	—	38,862,440	—

MUNI NOTES	1,063,442	—	1,063,442	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	3,666,057	—	3,666,057	—
SHORT-TERM INVESTMENTS	11,931,126	11,931,126	—	—

TOTAL INVESTMENTS	$133,950,182	$11,931,126	$122,019,056	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
AGENCY OBLIGATIONS — 4.4%
Federal Home Loan Bank Bonds — 1.3%
0.580%, 06/27/11•	$5,000	$4,989,700

Federal National Mortgage Association — 3.1%
3.250%, 04/09/13	4,500	4,790,255
5.000%, 04/15/15	6,750	7,819,841

		12,610,096

TOTAL AGENCY OBLIGATIONS (Cost $16,432,632)		17,599,796

ASSET BACKED SECURITIES — 1.6%
Atherton Franchisee Loan Funding 144A@
7.230%, 03/15/21	266	247,937
Bear Stearns Mortgage Funding Trust
0.416%, 10/25/36•	652	113,025
Conseco Financial Corp.
7.240%, 11/15/28	568	208,241
Enterprise Mortgage Acceptance Co. LLC 144A@
6.630%, 01/15/25	3,315	2,247,642
7.143%, 01/15/27	1,391	1,110,155
FMAC Loan Receivables Trust 144A@
6.850%, 09/15/19	242	235,564
Railcar Leasing LLC 144A@
7.125%, 01/15/13~	862	908,071
SACO I, Inc. 144A@
1.156%, 06/25/35•	2,185	1,146,514

TOTAL ASSET BACKED SECURITIES (Cost $9,192,998)		6,217,149

COMMERCIAL MORTGAGE BACKED SECURITIES — 4.7%
Bear Stearns Commercial Mortgage Securities
4.830%, 08/15/38	4,000	4,218,303
Citigroup Deutsche Bank Commercial Mortgage Trust
5.322%, 12/11/49	1,500	1,554,606
JPMorgan Chase Commercial Mortgage Securities Corp.
4.545%, 01/15/42	5,000	5,120,381
5.420%, 01/15/49	1,500	1,560,625
LB-UBS Commercial Mortgage Trust
4.821%, 04/15/30	1,540	1,542,221
Morgan Stanley Capital I
4.590%, 04/14/40	5,000	5,072,846

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $18,151,773)		19,068,982

CORPORATE BONDS — 15.0%
Aerospace & Defense — 0.3%
United Technologies Corp.
4.500%, 04/15/20	1,000	1,121,329

Agriculture — 0.3%
Cargill, Inc. 144A@
6.125%, 09/15/36	1,000	1,138,669

	Par (000)	Value†

Banks — 5.5%
Bank of America Corp.
5.650%, 05/01/18 $	$1,000	$1,059,505
Bank of Montreal 144A@
2.850%, 06/09/15	3,000	3,157,644
Canadian Imperial Bank of Commerce 144A@
2.000%, 02/04/13	1,000	1,025,448
Commonwealth Bank of Australia 144A@
2.400%, 01/12/12	1,946	1,991,622
JPMorgan Chase & Co.
2.200%, 06/15/12	4,000	4,113,264
6.000%, 01/15/18	1,700	1,941,364
National Australia Bank Ltd. 144A@
2.550%, 01/13/12	1,892	1,937,365
The Goldman Sachs Group, Inc.
3.250%, 06/15/12	6,500	6,795,646

		22,021,858

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. 144A@
7.750%, 01/15/19	1,000	1,297,212

Biotechnology — 0.5%
Amgen, Inc.
4.950%, 10/01/41	1,000	1,006,280
Genentech, Inc.
5.250%, 07/15/35	1,000	1,070,775

		2,077,055

Computers — 0.6%
Hewlett-Packard Co.
6.125%, 03/01/14	1,000	1,155,619
International Business Machines Corp.
6.500%, 01/15/28	1,000	1,242,473

		2,398,092

Diversified Financial Services — 0.5%
General Electric Capital Corp.
6.150%, 08/07/37	1,000	1,047,241
5.875%, 01/14/38	1,000	1,015,620

		2,062,861

Electric — 1.9%
Carolina Power & Light Co.
5.300%, 01/15/19	1,000	1,162,105
Commonwealth Edison Co.
6.150%, 09/15/17	500	592,314
EDF SA 144A@
5.600%, 01/27/40	1,000	1,110,216
Enel Finance International SA 144A@
6.250%, 09/15/17	1,000	1,134,124
Florida Power & Light Co.
5.690%, 03/01/40	1,000	1,150,176
Oklahoma Gas & Electric Co.
6.350%, 09/01/18	1,000	1,182,646
PacifiCorp
6.250%, 10/15/37	1,000	1,211,661

		7,543,242

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Environmental Control — 0.3%
Allied Waste North America, Inc.
6.875%, 06/01/17	$1,000	$1,103,750

Food — 0.4%
Kraft Foods, Inc.
6.750%, 02/19/14	500	581,403
Sara Lee Corp.
2.750%, 09/15/15	1,000	1,013,526

		1,594,929

Gas — 0.5%
Nakilat, Inc. 144A@
6.067%, 12/31/33	1,000	1,100,000
SEMCO Energy, Inc.
144A@ 5.150%, 04/21/20	1,000	1,093,217

		2,193,217

Healthcare Products — 0.3%
Covidien International Finance SA
6.000%, 10/15/17	1,000	1,189,019

Healthcare Services — 0.3%
CIGNA Corp.
6.350%, 03/15/18	1,000	1,175,794

Insurance — 0.2%
Metlife Institutional Funding II 144A@
0.689%, 03/27/12•	1,000	999,263

Media — 0.3%
Comcast Cable Holdings LLC
9.875%, 06/15/22	1,000	1,408,917

Miscellaneous Manufacturing — 0.3%
Siemens Financieringsmaatschappij NV 144A@
6.125%, 08/17/26	1,000	1,175,558

Oil & Gas — 0.2%
ENI SpA 144A@
5.700%, 10/01/40	1,000	1,023,559

Oil & Gas Services — 0.3%
Weatherford Bermuda Holdings Ltd.
6.750%, 09/15/40	1,000	1,042,276

Pharmaceuticals — 0.8%
GlaxoSmithKline Capital, Inc.
5.375%, 04/15/34	1,000	1,090,951
Merck & Co., Inc.
6.400%, 03/01/28	1,000	1,232,720
Novartis Capital Corp.
2.900%, 04/24/15	1,000	1,054,287

		3,377,958

Pipelines — 0.3%
DCP Midstream LLC 144A@
6.750%, 09/15/37	1,000	1,123,030

	Par (000)	Value†

Retail — 0.3%
Wal-Mart Stores, Inc.
5.625%, 04/01/40	$1,000	$1,132,871

Software — 0.3%
Fiserv, Inc.
6.800%, 11/20/17	1,000	1,157,852

Telecommunications — 0.3%
Cellco Partnership
8.500%, 11/15/18	1,000	1,361,630

TOTAL CORPORATE BONDS (Cost $54,988,191)		60,719,941

MUNI NOTES — 0.5%
Province of British Columbia
2.850%, 06/15/15 (Cost $1,999,023)	2,000	2,126,884

RESIDENTIAL MORTGAGE BACKED SECURITIES — 16.4%
Collateralized Mortgage Obligations — 3.4%
Countrywide Home Loan Mortgage Pass Through Trust
6.000%, 09/25/37	3,600	3,224,354
Freddie Mac REMICs
6.000%, 02/15/32	598	602,431
Freddie Mac REMICs
0.597%, 05/15/37•	9,838	9,820,613

		13,647,398

Fannie Mae Pool — 3.4%
4.000%, 06/01/20	1,754	1,850,725
4.500%, 03/01/23	56	58,978
4.500%, 03/01/23	312	328,632
4.500%, 04/01/23	135	142,269
4.500%, 04/01/23	51	53,173
4.500%, 04/01/23	29	30,825
4.500%, 05/01/23	129	135,486
4.500%, 05/01/23	15	16,038
4.500%, 06/01/23	429	451,149
4.500%, 06/01/23	554	582,842
4.500%, 07/01/23	427	449,700
4.500%, 07/01/23	55	57,602
4.500%, 07/01/23	483	507,922
4.500%, 07/01/23	108	113,148
5.000%, 07/01/23	3,433	3,641,957
4.500%, 08/01/23	170	178,987
4.500%, 08/01/23	555	584,152
4.500%, 08/01/23	340	357,367
2.625%, 04/01/34•	957	998,587
6.009%, 07/01/36•	1,214	1,283,455
5.867%, 08/01/36•	1,481	1,571,866
6.285%, 05/01/37•	536	569,377

		13,964,237

Ginnie Mae Pool — 9.6%
6.000%, 10/15/38	2,825	3,069,801
6.000%, 10/15/38	2,024	2,199,555

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Ginnie Mae Pool — (continued)
4.000%, 04/15/39	$10,783	$11,170,225
4.000%, 06/15/39	6,823	7,068,336
4.500%, 02/15/40	14,334	15,108,006
9.000%, 10/15/30	9	10,059
9.000%, 11/15/30	15	18,092

		38,644,074

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $63,524,894)		66,255,709

COMMERCIAL PAPER — 2.9%
Aerospace & Defense — 0.5%
BAE Systems Holdings, Inc.
0.350%, 10/05/10	2,000	1,999,922

Electric — 1.5%
American Electric Power Co.
0.004%, 11/08/10	1,000	999,578
Duke Energy Corp.
0.000%, 10/19/10	2,000	1,999,600
FPL Group Capital, Inc.
0.000%, 10/05/10	1,200	1,199,940
GDF Suez S.A.
0.000%, 10/05/10	2,000	1,999,913

		6,199,031

Finance — 0.5%
Panasonic Finance Europe
0.000%, 10/05/10	2,000	1,999,887

Pipelines — 0.4%
Enbridge Energy Partners
0.004%, 10/29/10	1,650	1,649,461

TOTAL COMMERCIAL PAPER (Cost $11,848,301)		11,848,301

U.S. TREASURY OBLIGATIONS — 42.5%
U.S. Treasury Bond
6.250%, 08/15/23	8,800	11,918,500
5.500%, 08/15/28	2,800	3,631,687
4.500%, 05/15/38	2,320	2,668,362
3.500%, 02/15/39	3,000	2,902,500
4.375%, 11/15/39	500	560,937
4.625%, 02/15/40	5,000	5,842,190
4.375%, 05/15/40	870	977,123
3.875%, 08/15/40	14,520	15,010,050
U.S. Treasury Note
1.125%, 12/15/12	43,600	44,213,103
1.750%, 01/31/14	6,000	6,195,936
1.875%, 02/28/14	7,000	7,256,487
4.250%, 11/15/14	5,000	5,668,360
4.000%, 02/15/15	10,900	12,256,538
2.625%, 02/29/16	16,000	17,003,744
2.750%, 02/15/19	11,800	12,241,580
3.125%, 05/15/19	14,140	15,024,853

	Par (000)	Value†

3.375%, 11/15/19	$1,000	$1,077,266
2.625%, 08/15/20	900	908,437
U.S. Treasury Strip Principal
0.000%, 11/15/24+	10,000	6,243,020

TOTAL U.S. TREASURY OBLIGATIONS (Cost $162,008,673)		171,600,673

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 12.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	390,920	390,920
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	7,166,979	7,166,979
BlackRock Liquidity Funds TempFund - Institutional Shares	7,261,232	7,261,232
Federated Prime Obligations Fund - Class I	7,892,134	7,892,134
Fidelity Institutional Prime Money Market Portfolio	7,926,026	7,926,026
Fidelity Institutional Prime Money Market Portfolio - Class I	7,898,119	7,898,119
Wells Fargo Advantage Heritage Money Market Fund – Institutional Class	7,697,655	7,697,655
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	2,129,216	2,129,216

TOTAL SHORT-TERM INVESTMENTS (Cost $48,362,281)		48,362,281

TOTAL INVESTMENTS — 100.0% (Cost $386,508,766)(a)		$403,799,716

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2010 is $908,071.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $386,766,077. Net unrealized appreciation was $17,033,639. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $20,699,322 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,665,683.

LLC — Limited Liability Company.

REMICS — Real Estate Mortgage Investment Conduits.

PENN SERIES FUNDS, INC.

QUALITY BOND FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
U.S. TREASURY OBLIGATIONS	$171,600,673	$—	$171,600,673	$—
AGENCY OBLIGATIONS	17,599,796	—	17,599,796	—
ASSET BACKED SECURITIES	6,217,149	—	6,217,149	—
COMMERCIAL MORTGAGE BACKED SECURITIES	19,068,982	—	19,068,982	—
CORPORATE BONDS	60,719,941	—	60,719,941	—
MUNI NOTES	2,126,884	—	2,126,884	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	66,255,709	—	66,255,709	—
COMMERCIAL PAPER	11,848,301	—	11,848,301	—
SHORT-TERM INVESTMENTS	48,362,281	48,362,281	—	—

TOTAL INVESTMENTS	$403,799,716	$48,362,281	$355,437,435	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Number of Shares	Value†
COMMON STOCKS — 1.3%
Apparel — 0.0%
Anvil Holdings, Inc.*^	831	$2,493

Auto Parts & Equipment — 0.2%
Dana Holding Corp.*	12,525	154,308
Lear Corp.*	2,075	163,780

		318,088

Banks — 0.3%
CIT Group, Inc.*	7,975	325,539

Entertainment — 0.0%
Lakes Entertainment, Inc.*	12,500	21,500

Food — 0.1%
B&G Foods, Inc., Class A	10,650	116,298

Packaging and Containers — 0.3%
Rock-Tenn Co., Class A	2,275	113,318
Smurfit-Stone Container Corp.*	11,470	210,704

		324,022

Telecommunications — 0.4%
Loral Space & Communications, Inc.*	4,376	228,427
MetroPCS Communications, Inc.*	15,075	157,685
Sprint Nextel Corp.*	38,500	178,255

		564,367

TOTAL COMMON STOCKS (Cost $2,092,367)		1,672,307

PREFERRED STOCKS — 1.7%
Banks — 0.8%
Ally Financial, Inc.CONV 144A@	1,075	967,668

Diversified Financial Services — 0.2%
SLM Corp. CONV	300	180,000

Media — 0.1%
Spanish Broadcasting System, Inc. PIK^	182	122,250

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV*¤~	725	0

Telecommunications — 0.6%
Crown Castle International Corp. CONV	100	6,175
Lucent Technologies Capital Trust I CONV	975	789,750

		795,925

TOTAL PREFERRED STOCKS (Cost $1,939,994)		2,065,843

	Par (000)	Value†
CORPORATE BONDS — 94.0%
Advertising — 0.4%
inVentiv Health, Inc. 144A @
10.000%, 08/15/18	$175	173,906
Lamar Media Corp.
9.750%, 04/01/14	100	114,500

	Par (000)	Value†

Advertising — (continued)
7.875%, 04/15/18	$100	$105,000
The Interpublic Group of Cos., Inc.
10.000%, 07/15/17	125	145,938

		539,344

Aerospace & Defense — 0.8%
BE Aerospace, Inc.
8.500%, 07/01/18	150	163,500
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/17	125	132,500
L-3 Communications Corp.
6.375%, 10/15/15	350	360,937
Sequa Corp. 144A@
11.750%, 12/01/15	200	211,000
13.500%, 12/01/15 PIK	75	80,250
Spirit Aerosystems, Inc.
7.500%, 10/01/17	75	77,438

		1,025,625

Agriculture — 0.2%
Alliance One International, Inc.
10.000%, 07/15/16	200	216,500

Airlines — 1.3%
American Airlines Pass Through Trust 2001-02
7.858%, 10/01/11	225	235,687
Continental Airlines 2009-2 Class A Pass Through Trust
7.250%, 11/10/19	50	54,500
Continental Airlines 2009-2 Class B Pass Through Trust
9.250%, 05/10/17	50	54,250
Continental Airlines, Inc. 144A @
6.750%, 09/15/15	500	506,875
Delta Air Lines, Inc. 144A@
9.500%, 09/15/14	180	195,300
12.250%, 03/15/15	400	442,000
United Air Lines, Inc. 144A@
12.000%, 11/01/13	75	82,875

		1,571,487

Apparel — 0.4%
Hanesbrands, Inc.
4.121%, 12/15/14•	50	48,125
8.000%, 12/15/16	100	105,625
Levi Strauss & Co.
8.875%, 04/01/16	50	52,875
7.625%, 05/15/20	225	233,437

		440,062

Auto Manufacturers — 0.1%
Ford Motor Co.
7.450%, 07/16/31	175	182,438

Auto Parts & Equipment — 1.5%
Affinia Group, Inc.
9.000%, 11/30/14	50	51,500
10.750%, 08/15/16 144A @	50	55,625

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Auto Parts & Equipment — (continued)
Allison Transmission, Inc. PIK 144A@
11.250%, 11/01/15	$477	$517,545
American Axle & Manufacturing Holdings, Inc. 144A@
9.250%, 01/15/17	25	27,375
American Axle & Manufacturing, Inc.
7.875%, 03/01/17	300	297,375
ArvinMeritor, Inc.
8.125%, 09/15/15	100	101,250
Commercial Vehicle Group, Inc.^
13.000%, 02/15/13	207	209,271
The Goodyear Tire & Rubber Co.
10.500%, 05/15/16	500	566,250

		1,826,191

Banks — 4.3%
Ally Financial, Inc.
8.300%, 02/12/15 144A @	275	299,750
7.500%, 09/15/20 144A @	900	958,500
8.000%, 11/01/31	600	643,500
BAC Capital Trust VI
5.625%, 03/08/35	555	521,713
CIT Group, Inc.
7.000%, 05/01/17	2,525	2,471,344
FBOP Corp. 144A@^¤~
10.000%, 01/15/09	150	0
Provident Funding Associates 144A@
10.250%, 04/15/17	200	206,000
Royal Bank of Scotland Group Plc
7.648%, 08/29/49•	175	167,563

		5,268,370

Beverages — 0.1%
Constellation Brands, Inc.
8.375%, 12/15/14	25	27,594
Cott Beverages, Inc. 144A@
8.375%, 11/15/17	75	79,500

		107,094

Biotechnology — 0.2%
Talecris Biotherapeutics Holdings Corp.
7.750%, 11/15/16	275	302,500

Building Materials — 1.7%
Boise Cascade LLC
7.125%, 10/15/14	270	259,200
Cemex Finance LLC 144A@
9.500%, 12/14/16	360	362,232
Gibraltar Industries, Inc.
8.000%, 12/01/15	275	268,125
Goodman Global, Inc.
13.500%, 02/15/16	175	192,500
Grohe Holding GmbH
3.710%, 01/15/14•	150	188,640
8.625%, 10/01/14 144A @	50	68,844
HeidelbergCement Finance BV
8.000%, 01/31/17	50	72,252
Masco Corp.

	Par (000)	Value†

Building Materials — (continued)
6.125%, 10/03/16	$25	$25,416
7.125%, 03/15/20	175	179,273
Ply Gem Industries, Inc.
11.750%, 06/15/13	250	267,500
Texas Industries, Inc. 144A @
9.250%, 08/15/20	200	207,500

		2,091,482

Chemicals — 3.3%
Ashland, Inc.
9.125%, 06/01/17	350	400,750
Celanese US Holdings LLC 144A @
6.625%, 10/15/18	150	153,375
CF Industries, Inc.
6.875%, 05/01/18	275	295,969
Hexion US Finance Corp.
8.875%, 02/01/18	400	392,000
Huntsman International LLC
5.500%, 06/30/16	125	119,688
8.625%, 03/15/20	50	51,750
8.625%, 03/15/21 144A @	200	207,000
Kerling Plc 144A@
10.625%, 01/28/17	275	395,514
Lyondell Chemical Co.
8.000%, 11/01/17 144A @	575	628,187
11.000%, 05/01/18	575	636,094
Momentive Performance Materials, Inc.
9.750%, 12/01/14	150	153,750
11.500%, 12/01/16	250	250,000
PolyOne Corp.
7.375%, 09/15/20	150	154,687
Solutia, Inc.
8.750%, 11/01/17	175	191,187
Westlake Chemical Corp.
6.625%, 01/15/16	75	75,563

		4,105,514

Coal — 1.4%
Arch Coal, Inc.
8.750%, 08/01/16	150	165,375
Consol Energy, Inc. 144A@
8.000%, 04/01/17	325	351,812
8.250%, 04/01/20	150	163,875
Foresight Energy LLC 144A @
9.625%, 08/15/17	275	283,250
International Coal Group, Inc.
9.125%, 04/01/18	50	53,250
New World Resources NV 144A@
7.875%, 05/01/18	200	282,875
Peabody Energy Corp.
7.375%, 11/01/16	300	327,000
Penn Virginia Resource Partners LP
8.250%, 04/15/18	150	155,438

		1,782,875

Commercial Services — 4.9%
Avis Budget Car Rental LLC
7.625%, 05/15/14	400	406,000

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Commercial Services — (continued)
9.625%, 03/15/18	$50	$52,875
Bankrate, Inc. 144A@
11.750%, 07/15/15	125	133,750
Deluxe Corp.
7.375%, 06/01/15	500	515,000
DP World Ltd. 144A @
6.850%, 07/02/37	340	317,998
Education Management LLC
8.750%, 06/01/14	125	124,375
10.250%, 06/01/16	23	23,690
Europcar Groupe SA 144A@
4.399%, 05/15/13•	100	127,464
8.125%, 05/15/14	150	204,488
FTI Consulting, Inc.
7.750%, 10/01/16	225	234,000
6.750%, 10/01/20 144A @	75	75,563
Garda World Security Corp. 144A@
9.750%, 03/15/17	150	159,750
Hertz Holdings Netherlands BV 144A@
8.500%, 07/31/15	200	286,283
iPayment, Inc.
9.750%, 05/15/14	250	228,125
KAR Auction Services, Inc.
10.000%, 05/01/15	475	498,750
Mac-Gray Corp.
7.625%, 08/15/15	300	291,750
PHH Corp. 144A @
9.250%, 03/01/16	175	182,000
RSC Equipment Rental, Inc. 144A@
10.000%, 07/15/17	175	194,687
Sunstate Equipment Co. LLC 144A@
10.500%, 04/01/13	225	203,625
The Hertz Corp.
8.875%, 01/01/14	25	25,656
10.500%, 01/01/16	200	212,500
7.500%, 10/15/18 144A @	325	325,000
The ServiceMaster Co. PIK 144A@
10.750%, 07/15/15	450	479,250
Ticketmaster Entertainment LLC
10.750%, 08/01/16	250	273,750
United Rentals North America, Inc.
10.875%, 06/15/16	475	536,156

		6,112,485

Computers — 0.5%
Brocade Communications Systems, Inc. 144A@
6.875%, 01/15/20	75	78,750
SunGard Data Systems, Inc.
9.125%, 08/15/13	400	408,500
10.625%, 05/15/15	75	83,625
10.250%, 08/15/15	25	26,312

		597,187

Distribution & Wholesale — 0.4%
ACE Hardware Corp. 144A@
9.125%, 06/01/16	425	453,687

	Par (000)	Value†

Diversified Financial Services — 7.5%
American General Finance Corp.
6.900%, 12/15/17	$450	$375,750
CEDC Finance Corp. International, Inc. 144A@
9.125%, 12/01/16	100	107,500
Citigroup Capital XXI
8.300%, 12/21/57•	400	420,000
Conti-Gummi Finance BV 144A@
8.500%, 07/15/15	150	220,127
6.500%, 01/15/16	50	67,651
7.500%, 09/15/17	75	101,860
E*TRADE Financial Corp.
7.375%, 09/15/13	325	317,687
7.875%, 12/01/15	175	171,063
12.500%, 11/30/17 PIK	673	767,220
EC Finance Plc 144A @
9.750%, 08/01/17	125	184,039
Ford Motor Credit Co. LLC
12.000%, 05/15/15	475	598,247
6.625%, 08/15/17	500	532,718
8.125%, 01/15/20	200	229,813
Fresenius US Finance II, Inc. 144A@
9.000%, 07/15/15	75	85,500
Icahn Enterprises LP
7.750%, 01/15/16	325	326,625
International Lease Finance Corp.
6.500%, 09/01/14 144A @	215	230,588
8.625%, 09/15/15 144A @	775	829,250
8.875%, 09/01/17	300	324,000
Janus Capital Group, Inc.
6.950%, 06/15/17	225	235,039
Nuveen Investments, Inc.
5.500%, 09/15/15	750	594,375
10.500%, 11/15/15	300	298,125
Penson Worldwide, Inc. 144A@
12.500%, 05/15/17	150	149,625
Pinafore LLC 144A@
9.000%, 10/01/18	275	288,750
Pinnacle Foods Finance LLC
9.250%, 04/01/15 144A @	125	130,000
10.625%, 04/01/17	75	79,781
Reliance Intermediate Holdings LP 144A@
9.500%, 12/15/19	225	238,500
SLM Corp.
5.375%, 05/15/14	250	243,266
8.450%, 06/15/18	475	479,780
UCI Holdco, Inc. PIK
9.250%, 12/15/13	320	310,195
Ziggo Bond Co. BV 144A@
8.000%, 05/15/18	250	358,706

		9,295,780

Electric — 2.4%
Calpine Corp. 144A@
7.875%, 07/31/20	525	539,437

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — (continued)
Energy Future Intermediate Holding Co. LLC
10.000%, 12/01/20	$725	$719,501
North American Energy Alliance LLC 144A @
10.875%, 06/01/16	100	109,250
NRG Energy, Inc.
7.375%, 02/01/16	275	282,906
7.375%, 01/15/17	300	307,500
8.250%, 09/01/20 144A @	300	309,375
PNM Resources, Inc.
9.250%, 05/15/15	250	269,063
RRI Energy, Inc.
7.875%, 06/15/17	50	46,625
The AES Corp.
7.750%, 03/01/14	25	26,750
9.750%, 04/15/16	350	402,500

		3,012,907

Electrical Components & Equipment — 0.4%
Anixter, Inc.
10.000%, 03/15/14	125	137,031
Coleman Cable, Inc.
9.000%, 02/15/18	200	204,500
General Cable Corp. CONV STEP
4.500%, 11/15/29	175	175,656

		517,187

Engineering & Construction — 0.9%
Dycom Industries, Inc.
8.125%, 10/15/15	175	178,938
Esco Corp. 144A@
4.167%, 12/15/13•	100	91,500
8.625%, 12/15/13	475	486,875
Obrascon Huarte Lain SA
7.375%, 04/28/15	300	391,635

		1,148,948

Entertainment — 2.4%
AMC Entertainment, Inc.
8.750%, 06/01/19	200	210,750
Cedar Fair LP 144A@
9.125%, 08/01/18	200	210,000
Cinemark USA, Inc.
8.625%, 06/15/19	125	133,125
Codere Finance Luxembourg SA 144A @
8.250%, 06/15/15	100	136,325
Lions Gate Entertainment, Inc. 144A @
10.250%, 11/01/16	200	203,000
MU Finance Plc 144A@
8.375%, 02/01/17	450	438,750
Pinnacle Entertainment, Inc.
8.625%, 08/01/17	150	159,188
8.750%, 05/15/20	125	123,125
Pokagon Gaming Authority 144A @
10.375%, 06/15/14	350	365,312
Regal Cinemas Corp.
8.625%, 07/15/19	275	288,406

	Par (000)	Value†

Entertainment — (continued)
Regal Entertainment Group
9.125%, 08/15/18	$100	$104,875
Shingle Springs Tribal Gaming Authority 144A @
9.375%, 06/15/15	200	149,000
Speedway Motorsports, Inc.
8.750%, 06/01/16	150	162,000
Universal City Development Partners Ltd.
8.875%, 11/15/15	200	206,250
10.875%, 11/15/16	75	81,188

		2,971,294

Environmental Control — 0.1%
Casella Waste Systems, Inc.
9.750%, 02/01/13	75	75,563

Food — 1.7%
Bumble Bee Foods LLC
7.750%, 12/15/15	135	144,450
Campofrio Food Group SA 144A@
8.250%, 10/31/16	75	105,823
Dole Food Co.
13.875%, 03/15/14	81	98,820
JBS Finance II Ltd. 144A @
8.250%, 01/29/18	275	283,594
JBS USA LLC
11.625%, 05/01/14	150	173,250
Land O’Lakes Capital Trust I 144A@
7.450%, 03/15/28	275	246,813
Michael Foods, Inc. 144A@
9.750%, 07/15/18	350	374,500
Smithfield Foods, Inc.
10.000%, 07/15/14 144A @	50	57,500
7.750%, 07/01/17	100	101,375
Tyson Foods, Inc.
10.500%, 03/01/14	250	300,937
US Foodservice 144A@
10.750%, 06/30/15	250	255,000

		2,142,062

Forest Products & Paper — 1.5%
Boise Paper Holdings LLC
9.000%, 11/01/17	100	107,250
8.000%, 04/01/20	125	129,375
Cascades, Inc.
7.750%, 12/15/17	125	130,312
7.875%, 01/15/20	100	104,250
Cellu Tissue Holdings, Inc.
11.500%, 06/01/14	125	146,875
Clearwater Paper Corp.
10.625%, 06/15/16	100	112,500
Domtar Corp.
7.125%, 08/15/15	200	216,000
9.500%, 08/01/16	25	29,000
Georgia-Pacific LLC
7.000%, 01/15/15 144A @	150	156,000
7.700%, 06/15/15	200	221,500
8.250%, 05/01/16 144A @	75	83,344

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Forest Products & Paper — (continued)
Smurfit Kappa Acquisitions 144A@
7.250%, 11/15/17	$75	$106,334
7.750%, 11/15/19	100	142,460
Smurfit Kappa Funding Plc
7.750%, 04/01/15	100	101,000
Verso Paper Holdings LLC
11.500%, 07/01/14	25	27,375

		1,813,575

Healthcare Products — 1.3%
Accellent, Inc.
10.500%, 12/01/13	125	126,250
8.375%, 02/01/17	150	153,000
Bausch & Lomb, Inc.
9.875%, 11/01/15	225	239,344
Biomet, Inc.
11.625%, 10/15/17	500	556,875
Boston Scientific Corp.
7.375%, 01/15/40	275	313,442
Universal Hospital Services, Inc.
4.134%, 06/01/15•	125	107,500
8.500%, 06/01/15 PIK	50	50,312

		1,546,723

Healthcare Services — 4.5%
Capella Healthcare, Inc. 144A@
9.250%, 07/01/17	200	214,000
Centene Corp.
7.250%, 04/01/14	200	206,500
Community Health Systems, Inc.
8.875%, 07/15/15	500	531,250
DaVita, Inc.
6.625%, 03/15/13	117	118,901
7.250%, 03/15/15	150	155,719
HCA, Inc.
9.250%, 11/15/16	450	487,125
9.625%, 11/15/16 PIK	409	443,850
9.875%, 02/15/17	175	193,375
8.500%, 04/15/19	375	418,125
HealthSouth Corp.
10.750%, 06/15/16	200	219,250
IASIS Healthcare LLC
8.750%, 06/15/14	125	127,812
LifePoint Hospitals, Inc. 144A @
6.625%, 10/01/20	100	102,000
Multiplan, Inc. 144A @
9.875%, 09/01/18	325	339,625
OnCure Medical Corp. 144A@
11.750%, 05/15/17	150	138,000
Radiation Therapy Services, Inc. 144A@
9.875%, 04/15/17	225	222,187
Symbion, Inc. PIK
11.000%, 08/23/15	245	215,808
Tenet Healthcare Corp.
6.500%, 06/01/12	75	76,875
8.875%, 07/01/19	125	137,969
8.000%, 08/01/20 144A @	350	349,125

	Par (000)	Value†

Healthcare Services — (continued)
U.S. Oncology Holdings, Inc. PIK
6.737%, 03/15/12	$238	$225,505
U.S. Oncology, Inc.
9.125%, 08/15/17	150	159,000
UHS Escrow Corp. 144A @
7.000%, 10/01/18	75	77,438
United Surgical Partners International, Inc.
8.875%, 05/01/17	150	153,375
Vanguard Health Holding Co. II LLC 144A@
8.000%, 02/01/18	275	275,000

		5,587,814

Holding Companies — 0.9%
AMH Holdings, Inc. STEP
11.250%, 03/01/14	300	313,500
iPayment Investors LP PIK 144A @^
12.750%, 07/15/14	287	248,519
Reynolds Group Issuer, Inc. 144A@
7.750%, 10/15/16	150	152,625
8.000%, 12/15/16	100	128,146
8.500%, 05/15/18	150	146,625
Susser Holdings LLC
8.500%, 05/15/16	175	182,000

		1,171,415

Home Builders — 0.5%
Beazer Homes USA, Inc.
9.125%, 06/15/18	350	327,687
Standard Pacific Corp.
10.750%, 09/15/16	175	190,750
8.375%, 05/15/18	50	50,000

		568,437

Home Furnishings — 0.2%
Sealy Mattress Co.
8.250%, 06/15/14	75	75,563
10.875%, 04/15/16 144A @	100	113,250

		188,813

Household Products & Wares — 0.4%
ACCO Brands Corp.
10.625%, 03/15/15	75	83,813
Central Garden & Pet Co.
8.250%, 03/01/18	150	153,187
The Scotts Miracle-Gro Co.
7.250%, 01/15/18	100	105,375
Yankee Acquisition Corp.
8.500%, 02/15/15	200	206,500

		548,875

Insurance — 1.6%
American International Group, Inc.
8.250%, 08/15/18	950	1,106,750
HUB International Holdings, Inc. 144A@
9.000%, 12/15/14	250	246,875
10.250%, 06/15/15	475	460,750

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Insurance — (continued)
USI Holdings Corp. 144A@
9.750%, 05/15/15	$125	$121,250

		1,935,625

Internet — 0.7%
Equinix, Inc.
8.125%, 03/01/18	175	186,812
NetFlix, Inc.
8.500%, 11/15/17	200	223,000
Open Solutions, Inc. 144A @
9.750%, 02/01/15	175	123,375
Terremark Worldwide, Inc.
12.000%, 06/15/17	125	142,813
UPC Holding BV 144A @
8.375%, 08/15/20	125	171,259

		847,259

Investment Companies — 0.2%
American Capital Ltd.
8.960%, 12/31/13	225	230,045

Iron & Steel — 1.8%
AK Steel Corp.
7.625%, 05/15/20	200	202,500
Algoma Acquisition Corp. 144A@
9.875%, 06/15/15	175	155,969
Ryerson Holding Corp. 144A@
18.610%, 02/01/15+	950	427,500
Ryerson, Inc.
12.000%, 11/01/15	375	386,250
Steel Capital SA 144A @
9.750%, 07/29/13	300	330,900
Steel Dynamics, Inc.
7.375%, 11/01/12	200	213,750
7.750%, 04/15/16	50	52,000
Tube City IMS Corp.
9.750%, 02/01/15	475	484,500

		2,253,369

Leisure Time — 0.3%
Cirsa Funding Luxembourg SA 144A@
8.750%, 05/15/18	200	276,740
Easton-Bell Sports, Inc.
9.750%, 12/01/16	50	54,313
Travelport LLC
11.875%, 09/01/16	75	80,250

		411,303

Lodging — 2.4%
Ameristar Casinos, Inc.
9.250%, 06/01/14	300	320,250
Gaylord Entertainment Co.
6.750%, 11/15/14	200	196,000
Harrah’s Operating Co., Inc.
11.250%, 06/01/17	687	752,265
10.000%, 12/15/18	175	139,781
MGM Resorts International
13.000%, 11/15/13	150	176,250
10.375%, 05/15/14	125	139,063

	Par (000)	Value†

Lodging — (continued)
11.125%, 11/15/17	$300	$341,625
9.000%, 03/15/20 144A @	175	184,187
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 10/15/14	225	252,000
Wynn Las Vegas LLC
7.875%, 11/01/17	200	214,500
7.750%, 08/15/20 144A @	275	290,125

		3,006,046

Machinery - Construction & Mining — 0.2%
Terex Corp.
10.875%, 06/01/16	25	28,531
8.000%, 11/15/17	175	175,219

		203,750

Machinery - Diversified — 0.8%
Case New Holland, Inc.
7.750%, 09/01/13	125	135,781
7.875%, 12/01/17 144A @	425	461,656
Columbus McKinnon Corp.
8.875%, 11/01/13	300	306,000
CPM Holdings, Inc. 144A @
10.625%, 09/01/14	50	53,875

		957,312

Media — 6.2%
Cablevision Systems Corp.
7.750%, 04/15/18	150	158,625
8.000%, 04/15/20	75	80,719
CCH II LLC
13.500%, 11/30/16	100	118,750
CCO Holdings LLC 144A@
7.250%, 10/30/17	250	253,437
7.875%, 04/30/18	250	259,375
8.125%, 04/30/20	125	132,500
Cengage Learning Acquisitions, Inc. STEP 144A@
13.250%, 07/15/15	250	248,125
Cequel Communications Holdings I LLC 144A @
8.625%, 11/15/17	350	369,250
Charter Communications Operating LLC 144A @
10.875%, 09/15/14	125	141,562
CSC Holdings LLC
8.500%, 04/15/14	425	468,031
8.500%, 06/15/15	125	136,563
DIRECTV Holdings LLC
6.375%, 06/15/15	100	103,500
7.625%, 05/15/16	325	362,375
DISH DBS Corp.
6.375%, 10/01/11	175	181,125
7.750%, 05/31/15	25	26,656
ION Media Networks, Inc. CONV¤
11.000%, 07/31/13	1	0
Mediacom Broadband LLC
8.500%, 10/15/15
Nexstar Broadcasting, Inc.	100	102,250

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — (continued)
0.500%, 01/15/14 PIK 144A@	$132	$126,731
7.000%, 01/15/14^	43	42,463
8.875%, 04/15/17 144A@	125	130,313
Nexstar Finance Holdings LLC STEP
11.375%, 04/01/13	96	95,518
Nielsen Finance LLC
11.625%, 02/01/14	375	425,625
11.500%, 05/01/16	25	28,375
Sinclair Television Group, Inc. 144A @
9.250%, 11/01/17	200	214,500
Sirius XM Radio, Inc. 144A@
8.750%, 04/01/15	650	690,625
9.750%, 09/01/15	50	55,063
The McClatchy Co.
11.500%, 02/15/17	225	239,344
Umbrella Acquisition, Inc. PIK 144A @
9.750%, 03/15/15	895	857,035
Unitymedia GmbH 144A @
9.625%, 12/01/19	25	36,808
Unitymedia Hessen GmbH & Co. KG 144A @
8.125%, 12/01/17	275	286,000
Univision Communications, Inc. 144A @
12.000%, 07/01/14	250	273,437
Videotron Ltee
6.875%, 01/15/14	300	304,500
9.125%, 04/15/18	75	84,375
XM Satellite Radio, Inc. 144A@
11.250%, 06/15/13	100	109,750
13.000%, 08/01/13	500	575,000

		7,718,305

Metal Fabricate/Hardware — 0.4%
Metals USA, Inc.
11.125%, 12/01/15	250	265,000
Severstal Columbus LLC 144A@
10.250%, 02/15/18	225	236,250

		501,250

Mining — 0.6%
Novelis, Inc.
11.500%, 02/15/15	250	285,625
Teck Resources Ltd.
9.750%, 05/15/14	93	114,661
10.250%, 05/15/16	29	35,235
Vedanta Resources Plc 144A@
9.500%, 07/18/18	250	270,000

		705,521

Miscellaneous Manufacturing — 1.6%
AGY Holding Corp.
11.000%, 11/15/14	125	106,875
American Railcar Industries, Inc.
7.500%, 03/01/14	50	50,125
Amsted Industries, Inc. 144A@
8.125%, 03/15/18	225	234,281
Bombardier, Inc. 144A@
6.300%, 05/01/14	200	206,500

	Par (000)	Value†

Miscellaneous Manufacturing — (continued)
8.000%, 11/15/14	$50	$52,188
7.450%, 05/01/34	150	142,500
Colt Defense LLC 144A@
8.750%, 11/15/17	125	91,875
Koppers, Inc.
7.875%, 12/01/19	75	78,188
RBS Global, Inc.
8.500%, 05/01/18	525	533,531
Reddy Ice Corp.
11.250%, 03/15/15	225	230,062
Reddy Ice Holdings, Inc. STEP
10.500%, 11/01/12	75	74,250
SPX Corp. 144A @
6.875%, 09/01/17	175	185,500

		1,985,875

Office & Business Equipment — 0.3%
CDW Corp. 144A@
11.000%, 10/12/15	375	379,687

Oil & Gas — 7.0%
Anadarko Petroleum Corp.
6.375%, 09/15/17	365	402,214
8.700%, 03/15/19	205	249,293
6.200%, 03/15/40	40	38,995
Antero Resources Finance Corp.
9.375%, 12/01/17	375	398,437
Berry Petroleum Co.
10.250%, 06/01/14	125	140,938
8.250%, 11/01/16	250	256,250
Bill Barrett Corp.
9.875%, 07/15/16	150	163,875
Chesapeake Energy Corp.
9.500%, 02/15/15	450	520,875
6.625%, 08/15/20	200	209,000
Concho Resources, Inc.
8.625%, 10/01/17	275	291,500
Connacher Oil & Gas Ltd. 144A@
10.250%, 12/15/15	450	456,750
Continental Resources, Inc. 144A @
7.125%, 04/01/21	150	156,000
Denbury Resources, Inc.
9.750%, 03/01/16	175	196,437
8.250%, 02/15/20	274	299,002
Encore Acquisition Co.
9.500%, 05/01/16	75	83,719
EXCO Resources, Inc.
7.500%, 09/15/18	250	248,437
Forest Oil Corp.
7.250%, 06/15/19	53	54,193
Hilcorp Energy I LP 144A@
7.750%, 11/01/15	275	277,750
8.000%, 02/15/20	225	231,187
Linn Energy LLC 144A @
8.625%, 04/15/20	550	583,000
OPTI Canada, Inc.
7.875%, 12/15/14	25	18,813

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
8.250%, 12/15/14	$350	$266,000
Penn Virginia Corp.
10.375%, 06/15/16	100	109,500
PetroHawk Energy Corp.
10.500%, 08/01/14	150	169,875
7.875%, 06/01/15	75	78,563
Plains Exploration & Production Co.
10.000%, 03/01/16	200	228,000
Pride International, Inc.
8.500%, 06/15/19	270	313,200
QEP Resources, Inc.
6.875%, 03/01/21	100	108,250
Quicksilver Resources, Inc.
11.750%, 01/01/16	175	205,187
Range Resources Corp.
6.750%, 08/01/20	325	338,000
RDS Ultra-Deepwater Ltd. 144A@
11.875%, 03/15/17	125	130,625
Southwestern Energy Co.
7.500%, 02/01/18	600	678,000
Swift Energy Co.
8.875%, 01/15/20	225	234,281
Tesoro Corp.
6.500%, 06/01/17	300	295,500
9.750%, 06/01/19	25	27,500
Whiting Petroleum Corp.
6.500%, 10/01/18	125	127,813

		8,586,959

Oil & Gas Services — 0.6%
Cie Generale de Geophysique-Veritas
7.500%, 05/15/15	125	127,188
9.500%, 05/15/16	50	54,000
Complete Production Services, Inc.
8.000%, 12/15/16	275	283,250
Global Geophysical Services, Inc. 144A@ 10.500%, 05/01/17	225	228,937

		693,375

Packaging and Containers — 1.6%
Ardagh Packaging Finance Plc 144A@
7.375%, 10/15/17	150	150,562
Ball Corp.
7.375%, 09/01/19	100	108,750
Berry Plastics Corp.
8.875%, 09/15/14	100	97,250
8.250%, 11/15/15	275	283,250
BWAY Holding Co. 144A@
10.000%, 06/15/18	150	162,375
Clondalkin Acquisition BV 144A @
2.292%, 12/15/13•	50	45,250
Crown Americas LLC
7.625%, 05/15/17	100	108,000
Crown European Holdings SA 144A @
7.125%, 08/15/18	50	71,571
Graphic Packaging International, Inc.
9.500%, 06/15/17	175	186,375
7.875%, 10/01/18	200	205,500

	Par (000)	Value†

Packaging and Containers — (continued)
Plastipak Holdings, Inc. 144A@
10.625%, 08/15/19	$125	$138,750
10.625%, 08/15/19	75	83,250
Sealed Air Corp.
7.875%, 06/15/17	100	108,338
Smurfit-Stone Escrow Bond¤
8.000%, 03/15/17	350	12,688
Solo Cup Co.
10.500%, 11/01/13	225	232,875

		1,994,784

Pharmaceuticals — 1.0%
BioScrip, Inc.
10.250%, 10/01/15	50	51,125
Mylan, Inc. 144A@
7.625%, 07/15/17	125	132,969
Novasep Holding SAS 144A @
9.750%, 12/15/16	175	134,750
Valeant Pharmaceuticals International 144A@
6.750%, 10/01/17	175	178,500
7.000%, 10/01/20	250	255,625
Warner Chilcott Co. LLC 144A @
7.750%, 09/15/18	475	488,062

		1,241,031

Pipelines — 1.1%
El Paso Corp.
12.000%, 12/12/13	400	489,000
8.250%, 02/15/16	100	111,250
Energy Transfer Equity LP
7.500%, 10/15/20	525	552,562
Kinder Morgan Finance Co.
5.700%, 01/05/16	150	154,688

		1,307,500

Real Estate — 0.1%
CB Richard Ellis Services, Inc.
11.625%, 06/15/17	125	144,688

Real Estate Investment Trusts — 0.8%
Host Hotels & Resorts LP
6.750%, 06/01/16	225	233,156
Reckson Operating Partnership LP
6.000%, 03/31/16	75	73,945
Rouse Co. LP¤
1.617%, 05/01/13 144A @,+	50	58,125
5.375%, 11/26/13	325	365,219
Ventas Realty LP
6.500%, 06/01/16	25	26,091
6.500%, 06/01/16	200	208,732

		965,268

Retail — 4.7%
AmeriGas Partners LP
7.250%, 05/20/15	150	155,250
7.125%, 05/20/16	325	338,812
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/14	125	130,625

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Retail — (continued)
Dollar General Corp. PIK
11.875%, 07/15/17	$206	$241,020
Ferrellgas LP
6.750%, 05/01/14	200	203,500
HSN, Inc.
11.250%, 08/01/16	50	57,000
Inergy LP
8.750%, 03/01/15	125	134,844
7.000%, 10/01/18 144A @	275	281,875
JC Penney Corp., Inc.
7.950%, 04/01/17	25	28,063
7.125%, 11/15/23	50	52,250
7.400%, 04/01/37	150	151,313
Ltd. Brands, Inc.
8.500%, 06/15/19	125	145,313
Macy’s Retail Holdings, Inc.
5.900%, 12/01/16	25	26,625
Michaels Stores, Inc.
11.375%, 11/01/16	200	217,250
14.206%, 11/01/16 STEP +	325	312,812
O’Charley’s, Inc.
9.000%, 11/01/13	200	203,500
OSI Restaurant Partners, Inc.
10.000%, 06/15/15	375	380,625
QVC, Inc. 144A@
7.125%, 04/15/17	250	258,750
7.500%, 10/01/19	225	235,125
Rite Aid Corp.
8.625%, 03/01/15	225	194,344
9.750%, 06/12/16	50	53,438
10.375%, 07/15/16	25	26,031
10.250%, 10/15/19	225	234,281
8.000%, 08/15/20 144A @	200	203,000
The Neiman-Marcus Group, Inc.
10.375%, 10/15/15	475	498,750
The Pantry, Inc.
7.750%, 02/15/14	250	250,625
Toys R Us - Delaware, Inc. 144A @
7.375%, 09/01/16	200	203,500
Toys R Us Property Co. LLC 144A @
8.500%, 12/01/17	175	185,062
Wendy’s/Arby’s Group LLC
10.000%, 07/15/16	350	372,312

		5,775,895

Semiconductors — 0.4%
Advanced Micro Devices, Inc.
8.125%, 12/15/17	275	290,125
7.750%, 08/01/20 144A @	50	51,625
Freescale Semiconductor, Inc. 144A@
10.125%, 03/15/18	100	106,500

		448,250

Software — 0.7%
Aspect Software, Inc. 144A@
10.625%, 05/15/17	100	103,875
Fidelity National Information Services, Inc. 144A@
7.625%, 07/15/17	200	213,500

	Par (000)	Value†

Software — (continued)
7.875%, 07/15/20	$150	$161,625
First Data Corp. 144A @
8.875%, 08/15/20	300	311,250
JDA Software Group, Inc. 144A @
8.000%, 12/15/14	125	132,500

		922,750

Storage & Warehousing — 0.4%
Mobile Mini, Inc.
9.750%, 08/01/14	500	522,500

Telecommunications — 11.1%
Alcatel-Lucent USA, Inc. CONV
2.875%, 06/15/25	50	45,313
Angel Lux Common SA 144A@
8.875%, 05/01/16	250	265,625
Broadview Networks Holdings, Inc.
11.375%, 09/01/12	225	220,500
CC Holdings GS V LLC 144A@
7.750%, 05/01/17	175	193,375
Cincinnati Bell, Inc.
7.000%, 02/15/15	175	175,000
Clearwire Communications LLC 144A@
12.000%, 12/01/15	825	888,937
Cricket Communications, Inc.
9.375%, 11/01/14	350	362,250
10.000%, 07/15/15	200	216,000
7.750%, 05/15/16	125	132,656
Crown Castle International Corp.
9.000%, 01/15/15	350	385,875
Digicel Group Ltd. 144A@
8.250%, 09/01/17	225	236,250
10.500%, 04/15/18	500	548,750
GeoEye, Inc.
9.625%, 10/01/15	75	81,844
Hughes Network Systems LLC
9.500%, 04/15/14	125	129,375
9.500%, 04/15/14	100	103,500
Intelsat Corp.
9.250%, 06/15/16	400	426,500
Intelsat Jackson Holdings Ltd.
11.250%, 06/15/16	125	135,938
8.500%, 11/01/19 144A @	575	623,875
7.250%, 10/15/20 144A @	100	100,500
Intelsat Luxembourg SA
11.250%, 02/04/17	475	508,844
iPCS, Inc. PIK
3.716%, 05/01/14	161	153,527
Leap Wireless International, Inc. CONV 4.500%, 07/15/14	200	177,750
Level 3 Financing, Inc.
9.250%, 11/01/14	175	164,500
8.750%, 02/15/17	125	111,250
MetroPCS Wireless, Inc.
9.250%, 11/01/14	50	52,375
9.250%, 11/01/14	175	183,312
7.875%, 09/01/18	400	412,000

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
Nextel Communications, Inc.
7.375%, 08/01/15	$400	$402,000
NII Capital Corp.
10.000%, 08/15/16	375	426,562
8.875%, 12/15/19	225	250,031
PAETEC Holding Corp.
8.875%, 06/30/17	225	235,125
Qwest Communications International, Inc.
7.500%, 02/15/14	125	127,500
8.000%, 10/01/15	225	243,562
Qwest Corp.
3.542%, 06/15/13•	250	261,250
8.375%, 05/01/16	200	236,500
Sable International Finance Ltd. 144A@
7.750%, 02/15/17	150	158,250
SBA Telecommunications, Inc.
8.000%, 08/15/16	50	53,750
8.250%, 08/15/19	50	55,000
Sprint Capital Corp.
6.875%, 11/15/28	75	68,625
8.750%, 03/15/32	375	393,750
Sprint Nextel Corp.
8.375%, 08/15/17	975	1,057,875
Telesat Canada
11.000%, 11/01/15	325	367,250
12.500%, 11/01/17	125	147,500
Trilogy International Partners LLC 144A@
10.250%, 08/15/16	175	162,750
Viasat, Inc.
8.875%, 09/15/16	100	107,625
Virgin Media Finance Plc
9.500%, 08/15/16	500	565,000
West Corp.
9.500%, 10/15/14	250	261,562
11.000%, 10/15/16	75	79,688
8.625%, 10/01/18 144A @	175	176,000
Wind Acquisition Finance SA 144A@
11.750%, 07/15/17	350	392,219
Wind Acquisition Holdings Finance SA PIK 144A@
12.250%, 07/15/17	134	143,475
Windstream Corp.
8.125%, 08/01/13	25	27,125
8.625%, 08/01/16	250	264,375

		13,699,970

Textiles — 0.1%
Mohawk Industries, Inc.
6.875%, 01/15/16	75	78,094

Transportation — 0.8%
DP World Sukuk Ltd. 144A @
6.250%, 07/02/17	400	384,310
Kansas City Southern de Mexico SA de CV 144A@
8.000%, 02/01/18	225	241,875

	Par (000)	Value†

Transportation — (continued)
Swift Transportation Co., Inc. 144A@
8.126%, 05/15/15•	$125	$116,562
United Maritime Group LLC
11.750%, 06/15/15	150	150,375
Western Express, Inc. 144A@
12.500%, 04/15/15	125	120,156

		1,013,278

Trucking and Leasing — 0.3%
Aircastle Ltd. 144A@
9.750%, 08/01/18	200	204,250
Maxim Crane Works LP 144A@
12.250%, 04/15/15	125	113,438

		317,688

TOTAL CORPORATE BONDS (Cost $108,402,432)		116,059,611

	Number of Shares	Value†
WARRANTS — 0.0%
Anvil Holdings, Inc., Class A*^	9,238	185
Anvil Holdings, Inc., Class B*^	10,264	103
MDP Acquisitions Plc 144A@*^~	100	5,215

Total WARRANTS (Cost $0)		5,503

SHORT-TERM INVESTMENTS — 3.0%
T. Rowe Price Reserve Investment Fund (Cost $3,715,897)	3,715,897	3,715,897

TOTAL INVESTMENTS — 100.0% (Cost $116,150,690)(a)		$123,519,161

†	See Security Valuation Note.
*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid security. The total market value of illiquid securities at September 30, 2010 is $630,499.
•	Variable Rate Security.
¤	Defaulted Security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2010 is $5,215.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $116,155,540. Net unrealized appreciation was $7,363,621. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,611,546 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,247,925.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PIK — Payment in Kind Security.

Plc — Public Limited Company.

STEP — Step Coupon Bond.

PENN SERIES FUNDS, INC.

HIGH YIELD BOND FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Apparel	$2,493	$—	$2,493	$—
Auto Parts & Equipment	318,088	318,088	—	—
Banks	325,539	325,539	—	—
Entertainment	21,500	21,500	—	—
Food	116,298	116,298	—	—
Packaging and Containers	324,022	324,022	—	—
Telecommunications	564,367	564,367	—	—
PREFERRED STOCKS	2,065,843	2,065,843	—	—
CORPORATE BONDS	116,059,611	—	116,059,611	—
WARRANTS	5,503	—	5,503	—
SHORT-TERM INVESTMENTS	3,715,897	3,715,897	—	—

TOTAL INVESTMENTS	$123,519,161	$7,451,554	$116,067,607	$—

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2009	$46,072
Transfers in and/or out of Level 3	(46,072)
Change in Appreciation/(Depreciation)	—

Balance as of 9/30/2010	—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Shares	Value†
COMMON STOCKS — 65.0%
Aerospace & Defense — 1.9%
United Technologies Corp.	379,400	$27,024,662

Agriculture — 1.3%
Philip Morris International, Inc.	331,400	18,565,028

Banks — 7.8%
Bank of America Corp.	854,615	11,204,003
JPMorgan Chase & Co.	441,300	16,800,291
State Street Corp.	282,900	10,654,014
U.S. Bancorp	1,800,600	38,928,972
Wells Fargo & Co.	1,327,500	33,360,075

		110,947,355

Beverages — 1.7%
PepsiCo, Inc.	356,000	23,652,640

Chemicals — 0.8%
Air Products & Chemicals, Inc.	71,000	5,880,220
Monsanto Co.	113,000	5,416,090

		11,296,310

Commercial Services — 1.3%
The Western Union Co.	1,060,000	18,730,200

Computers — 5.2%
Accenture Plc, Class A	438,000	18,610,620
Hewlett-Packard Co.	298,600	12,562,102
International Business Machines Corp.	320,200	42,951,628

		74,124,350

Cosmetics & Personal Care — 1.6%
The Procter & Gamble Co.	392,182	23,519,155

Distribution & Wholesale — 0.6%
Mitsubishi Corp.	345,700	8,203,542

Electric — 2.2%
NV Energy, Inc.	1,060,100	13,940,315
OGE Energy Corp.	340,900	13,591,683
PG&E Corp.	40,000	1,816,800
The AES Corp.*	218,000	2,474,300

		31,823,098

Electronics — 4.7%
Thermo Fisher Scientific, Inc.*	847,500	40,578,300
Tyco Electronics Ltd.	904,625	26,433,142

		67,011,442

Entertainment — 0.2%
Madison Square Garden, Inc., Class A*	136,650	2,880,582

Environmental Control — 1.1%
Republic Services, Inc.	281,000	8,567,690
Waste Management, Inc.	204,400	7,305,256

		15,872,946

Food — 3.5%
Campbell Soup Co.	59,200	2,116,400
General Mills, Inc.	644,528	23,551,053
Kellogg Co.	470,400	23,759,904

		49,427,357

	Number of Shares	Value†

Gas — 0.1%
CenterPoint Energy, Inc.	116,000	$1,823,520

Healthcare Products — 2.2%
Bard (C.R.), Inc.	40,200	3,273,486
Baxter International, Inc.	88,000	4,198,480
Beckman Coulter, Inc.	237,300	11,577,867
Covidien Plc	91,000	3,657,290
Henry Schein, Inc.*	153,371	8,984,473

		31,691,596

Healthcare Services — 0.4%
Laboratory Corp. of America Holdings*	75,900	5,952,837

Household Products & Wares — 1.1%
Clorox Co.	115,500	7,710,780
Kimberly-Clark Corp.	122,300	7,955,615

		15,666,395

Insurance — 3.0%
AON Corp.	615,500	24,072,205
Principal Financial Group, Inc.	714,100	18,509,472

		42,581,677

Media — 4.0%
Cablevision Systems Corp., Class A	357,400	9,360,306
Time Warner, Inc.	1,529,066	46,865,873

		56,226,179

Miscellaneous Manufacturing — 4.0%
Cooper Industries Plc, Class A	196,800	9,629,424
Danaher Corp.	805,278	32,702,340
Illinois Tool Works, Inc.	311,100	14,627,922

		56,959,686

Oil & Gas — 3.3%
Exxon Mobil Corp.	305,600	18,883,024
Murphy Oil Corp.	96,800	5,993,856
Nexen, Inc.	1,091,600	21,941,160

		46,818,040

Pharmaceuticals — 3.0%
Pfizer, Inc.	2,512,308	43,136,328

Pipelines — 2.4%
Spectra Energy Corp.	666,895	15,038,482
The Williams Cos., Inc.	1,036,300	19,803,693

		34,842,175

Real Estate — 0.3%
The St. Joe Co.*	145,400	3,616,098

Retail — 3.7%
AutoZone, Inc.*	17,300	3,960,143
Dollar General Corp.*	490,400	14,344,200
Kohl’s Corp.*	145,200	7,649,136
Lowe’s Cos., Inc.	604,000	13,463,160
McDonald’s Corp.	175,900	13,106,309

		52,522,948

Semiconductors — 1.5%
Texas Instruments, Inc.	762,700	20,699,678

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — 1.5%
CA, Inc.	486,300	$10,270,656
Fiserv, Inc.*	149,600	8,051,472
Microsoft Corp.	115,300	2,823,697

		21,145,825

Telecommunications — 0.3%
AT&T, Inc.	132,700	3,795,220

Toys, Games & Hobbies — 0.3%
Mattel, Inc.	160,500	3,765,330

TOTAL COMMON STOCKS (Cost $824,136,596)		924,322,199

PREFERRED STOCKS — 1.9%
Banks — 0.2%
Synovus Financial Corp. CONV	110,400	2,640,768

Diversified Financial Services — 0.5%
AMG Capital Trust I CONV	163,900	6,924,775

Electric — 0.2%
PPL Corp. CONV	37,100	2,116,926

Finance — 0.0%
Federal National Mortgage Association CONV	70	96,250

Food — 0.1%
Heinz Finance Co. (H.J.) 144A@^	15	1,609,687

Housewares — 0.4%
Newell Financial Trust I CONV	159,100	6,294,394

Insurance — 0.5%
Aspen Insurance Holdings Ltd. CONV	131,475	7,346,823

Oil & Gas — 0.0%
Goodrich Petroleum Corp. CONV	5,543	182,919

Telecommunications — 0.0%
Crown Castle International Corp. CONV	6,200	382,850

TOTAL PREFERRED STOCKS (Cost $33,913,700)		27,595,392

	Par (000)	Value†
CORPORATE BONDS — 10.0%
Advertising — 0.2%
Lamar Media Corp.
9.750%, 04/01/14	$2,730	3,125,850

Airlines — 0.2%
American Airlines Pass Through Trust 2009-1A
10.375%, 07/02/19	434	512,060

	Par (000)	Value†

Airlines — (continued)
Continental Airlines 2009-1 Class A Pass Through Trust
9.000%, 07/08/16	$960	$1,093,919
Delta Air Lines, Inc.
7.750%, 12/17/19	875	971,708

		2,577,687

Biotechnology — 0.1%
Life Technologies Corp.
3.375%, 03/01/13	845	869,361

Chemicals — 0.3%
Airgas, Inc.
2.850%, 10/01/13	3,990	4,073,802

Coal — 1.2%
Consol Energy, Inc. 144A@
8.000%, 04/01/17	4,325	4,681,812
Peabody Energy Corp. CONV
4.750%, 12/15/41	11,509	12,832,535

		17,514,347

Computers — 0.1%
Brocade Communications Systems, Inc. 144A @
6.875%, 01/15/20	200	210,000
Brocade Communications Systems, Inc. 144A@^
6.625%, 01/15/18	875	910,000

		1,120,000

Diversified Financial Services — 0.5%
International Lease Finance Corp. 144A @
6.500%, 09/01/14	3,900	4,182,750
Janus Capital Group, Inc.
6.950%, 06/15/17	1,850	1,932,541
Teco Finance, Inc.
7.000%, 05/01/12	770	835,373

		6,950,664

Electric — 0.3%
Black Hills Corp.
9.000%, 05/15/14	350	414,655
Calpine Construction Finance Co. LP 144A@#
8.000%, 06/01/16	2,800	2,996,000
CMS Energy Corp.
6.250%, 02/01/20	175	184,235
Otter Tail Corp.
9.000%, 12/15/16	890	956,750

		4,551,640

Electronics — 0.3%
Newport Corp. CONV
2.500%, 02/15/12	3,930	3,841,575

Forest Products & Paper — 0.1%
Georgia-Pacific LLC 144A @
8.250%, 05/01/16	800	889,000

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Gas — 0.0%
Florida Gas Transmission Co., LLC 144A @^
4.000%, 07/15/15	$425	$448,426

Healthcare Products — 0.0%
Beckman Coulter, Inc.
7.000%, 06/01/19	435	530,722

Healthcare Services — 0.2%
LifePoint Hospitals, Inc. CONV
3.250%, 08/15/25	3,676	3,588,695

Household Products & Wares — 0.1%
Fortune Brands, Inc.
5.125%, 01/15/11	930	940,688

Internet — 0.1%
VeriSign, Inc. CONV
3.250%, 08/15/37	761	820,929

Iron & Steel — 0.1%
United States Steel Corp. CONV
4.000%, 05/15/14	1,206	1,860,255

Lodging — 0.4%
Choice Hotels International, Inc.
5.700%, 08/28/20	915	923,888
Hyatt Hotels Corp. 144A @^
6.875%, 08/15/19	1,090	1,212,499
MGM Resorts International
13.000%, 11/15/13	770	904,750
10.375%, 05/15/14	770	856,625
9.000%, 03/15/20 144A @	600	631,500
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 10/15/14	1,350	1,512,000

		6,041,262

Media — 0.9%
CSC Holdings, Inc.
7.625%, 04/01/11	3,625	3,706,562
DISH DBS Corp.
6.625%, 10/01/14	1,800	1,881,000
Liberty Media LLC CONV
3.125%, 03/30/23	4,408	4,854,310
Sirius XM Radio, Inc. 144A@
9.750%, 09/01/15	100	110,125
Time Warner, Inc.
3.150%, 07/15/15	1,355	1,404,497
XM Satellite Radio, Inc. 144A@
11.250%, 06/15/13	1,150	1,262,125

		13,218,619

Mining — 0.5%
Newmont Mining Corp. CONV
1.250%, 07/15/14	1,386	2,018,363
1.625%, 07/15/17	3,006	4,433,850

		6,452,213

	Par (000)	Value†

Miscellaneous Manufacturing — 0.3%
Actuant Corp. CONV
2.000%, 11/15/23	$272	$320,960
RBS Global, Inc.
8.500%, 05/01/18	1,330	1,351,613
Tyco Electronics Group SA
6.000%, 10/01/12	1,750	1,892,460
6.550%, 10/01/17	910	1,064,341

		4,629,374

Oil & Gas — 0.4%
Forest Oil Corp.
8.500%, 02/15/14	1,300	1,420,250
Goodrich Petroleum Corp. CONV
3.250%, 12/01/26	223	219,655
PetroHawk Energy Corp.
10.500%, 08/01/14	75	84,938
Pride International, Inc.
8.500%, 06/15/19	610	707,600
Questar Market Resources, Inc.
6.800%, 03/01/20	440	458,250
Quicksilver Resources, Inc.
11.750%, 01/01/16	1,200	1,407,000
Range Resources Corp.
8.000%, 05/15/19	750	819,375

		5,117,068

Oil & Gas Services — 0.3%
Oil States International, Inc. CONV
2.375%, 07/01/25	3,105	4,793,344

Packaging and Containers — 0.0%
Ball Corp.
7.375%, 09/01/19	50	54,375
Silgan Holdings, Inc.
7.250%, 08/15/16	375	397,969

		452,344

Pipelines — 0.2%
Buckeye Partners LP
5.500%, 08/15/19	1,005	1,099,227
Gulfstream Natural Gas System LLC 144A @^
6.950%, 06/01/16	505	604,918
Southeast Supply Header LLC 144A @^
4.850%, 08/15/14	430	456,339
Spectra Energy Capital LLC
5.650%, 03/01/20	455	507,115
Tennessee Gas Pipeline Co.
8.000%, 02/01/16	100	119,000
Williams Partners LP
3.800%, 02/15/15	445	468,243

		3,254,842

Real Estate Investment Trusts — 0.4%
Host Hotels & Resorts LP CONV 144A @^
2.625%, 04/15/27	5,153	5,024,175

Retail — 1.1%
Dollar General Corp.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Retail — (continued)
10.625%, 07/15/15	$3,500	$3,858,750
11.875%, 07/15/17 PIK	1,225	1,433,250
Group 1 Automotive, Inc. CONV
3.000%, 03/15/20 144A @^	1,830	1,738,500
2.250%, 06/15/36 STEP	7,967	6,423,394
Penske Auto Group, Inc.
7.750%, 12/15/16	2,125	2,074,531

		15,528,425

Semiconductors — 0.6%
Linear Technology Corp. CONV
3.000%, 05/01/27	1,519	1,541,785
Maxim Integrated Products, Inc.
3.450%, 06/14/13	1,350	1,388,998
Xilinx, Inc. CONV
3.125%, 03/15/37	5,727	5,576,666

		8,507,449

Telecommunications — 1.1%
Alcatel-Lucent USA, Inc. CONV
2.875%, 06/15/25	3,600	3,262,500
CC Holdings GS V LLC 144A@
7.750%, 05/01/17	3,400	3,757,000
Crown Castle International Corp.
9.000%, 01/15/15	500	551,250
JDS Uniphase Corp. CONV
1.000%, 05/15/26	3,982	3,713,215
SBA Communications Corp. CONV
1.875%, 05/01/13	959	1,076,477
SBA Telecommunications, Inc.
8.000%, 08/15/16	300	322,500
8.250%, 08/15/19	225	247,500
Sprint Capital Corp.
8.375%, 03/15/12	2,650	2,835,500
6.900%, 05/01/19	300	301,500

		16,067,442

TOTAL CORPORATE BONDS (Cost $128,037,865)		142,790,198

LOAN AGREEMENTS — 6.9%
Auto Parts & Equipment — 1.0%
Federal Mogul Corp.‡
2.198%, 12/29/14	8,131	7,145,237
2.198%, 12/28/15	8,516	7,483,079

		14,628,316

Chemicals — 0.1%
Nalco Co.‡
2.283%, 05/01/16	496	480,122

Diversified Financial Services — 0.9%
CIT Group, Inc.‡
6.250%, 07/27/15	2,250	2,264,647
Interactive Data Corp.‡
6.750%, 01/29/17	2,070	2,090,925
International Lease Finance Corp.‡
7.000%, 03/17/16	450	456,269

	Par (000)	Value†

Diversified Financial Services — (continued)
MSCI, Inc.‡
4.750%, 06/01/16	$1,247	$1,251,551
Nuveen Investment, Inc.‡
3.481%, 11/13/14	4,088	3,667,819
Pinnacle Foods Finance LLC‡
2.283%, 04/02/14^	2,453	2,368,127
7.500%, 04/02/14	673	675,097

		12,774,435

Electric — 0.4%
Calpine Corp.‡
0.000%, 07/03/17	5,561	5,638,528

Engineering & Construction — 0.4%
CSC Holdings, Inc.‡
1.007%, 02/24/12	1,399	1,364,844
2.007%, 03/29/16	4,693	4,605,693

		5,970,537

Entertainment — 0.1%
Cedar Fair LP
5.500%, 12/15/16	898	904,331

Forest Products & Paper — 0.8%
Georgia-Pacific Corp.‡
2.533%, 12/23/10	117	116,519
2.293%, 12/23/12	8,631	8,577,417
3.543%, 12/23/14	3,001	2,990,574

		11,684,510

Healthcare Products — 0.1%
Bausch & Lomb, Inc.‡
3.510%, 04/24/15	1,821	1,744,709

Healthcare Services — 0.4%
HCA, Inc.‡
1.783%, 11/16/12	5,966	5,758,027

Holding Companies — 0.4%
Reynolds Group Holdings Ltd.‡
4.750%, 05/05/16	2,800	2,810,836
Reynolds Group Holdings, Inc.‡
5.750%, 05/16/16	1,242	1,246,212
Reynolds Holdings Group, Inc.‡
6.250%, 11/05/15	1,975	1,984,500

		6,041,548

Media — 0.5%
CCO Holding LLC‡
2.797%, 09/06/14	500	467,250
Charter Communications Operating LLC‡
2.260%, 03/06/14	543	529,127
7.250%, 03/06/14	1,362	1,404,096
3.790%, 09/06/16	4,407	4,293,476

		6,693,949

Miscellaneous Manufacturing — 0.1%
RBS Global, Inc.‡
2.813%, 07/19/13	1,750	1,685,110

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
LOAN AGREEMENTS — (continued)
Retail — 0.5%
Dollar General Corp.‡
3.007%, 07/07/14	$7,679	$7,529,867

Software — 1.0%
Fidelity National Information Services, Inc.‡
5.250%, 07/18/16	3,000	3,020,640
First Data Corp.‡
3.006%, 09/24/14	5,930	5,218,704
3.006%, 09/24/14	6,897	6,067,012

		14,306,356

Telecommunications — 0.2%
Intelsat Corp.‡
3.033%, 01/03/14	1,985	1,909,284

TOTAL LOAN AGREEMENTS (Cost $94,705,865)		97,749,629

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 16.0%
T. Rowe Price Reserve Investment Fund (Cost $227,005,092)	227,005,092	227,005,092

SECURITIES LENDING COLLATERAL — 0.2%
BlackRock Liquidity Funds TempFund - Institutional Shares (Cost $2,362,080)	2,362,080	2,362,080

TOTAL INVESTMENTS — 100.0% (Cost $1,310,161,198)(a)		$1,421,824,590

	Number of Contracts	Value†
WRITTEN OPTIONS
Call Options
AT&T, Inc., $25, 01/22/11	(1,327)	(497,625)
Bank of America Corp., $17.50, 01/22/11	(1,982)	(23,784)
Bard (C.R), $85, 01/22/11	(402)	(72,360)
Baxter International, Inc., $52.50, 01/21/12	(762)	(243,840)
Clorox Co., $65, 01/22/11	(1,065)	(319,500)
Exxon Mobil Corp.$70, 01/21/12	(2,523)	(625,704)
JPMorgan Chase & Co., $50, 1/21/12	(1,187)	(213,660)
Kimberly-Clark Corp., $70, 01/22/11	(1,143)	(45,720)
Kohl’s Corp., $50, 01/22/11	(1,452)	(696,960)
Mattel, Inc., $25, 01/21/12	(1,605)	(329,025)
McDonald’s Corp., $80, 01/21/12	(1,759)	(624,445)
Monsanto Co., $65, 01/21/12	(821)	(232,343)
Monsanto Co., $70, 01/21/12	(309)	(63,963)
PepsiCo, Inc., $70, 01/22/11	(2,084)	(193,812)
Pfizer, Inc., $20, 01/22/11	(10,298)	(154,470)
PG&E Corp., $50, 03/19/11	(400)	(38,000)
Philip Morris International, Inc., $55, 01/21/12	(1,062)	(318,600)
Philip Morris International, Inc., $60, 01/21/12	(929)	(315,860)
The AES Corp., $12.50, 01/22/11	(2,180)	(119,900)
The Procter & Gamble Co., $65, 01/22/11	(3,345)	(113,730)

	Number of Contracts	Value†

Call Options — (continued)
Waste Management, Inc., $40, 01/21/12	$(2,044)	$(306,600)

TOTAL WRITTEN OPTIONS (Premiums $(6,585,642))		(5,549,901)

†	See Security Valuation Note.
*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid security. The total market value of illiquid securities at September 30, 2010 is $14,372,671.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2010. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $ 1,323,178,325. Net unrealized appreciation was $ 98,646,265. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $ 133,595,842 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $ 34,949,577.
#	Security position is either entirely or partially on loan.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

FLEXIBLY MANAGED FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$924,322,199	$924,322,199	$—	$—
PREFERRED STOCKS	27,595,392	27,595,392	—	—
CORPORATE BONDS	142,790,198	—	142,790,198	—
LOAN AGREEMENTS	97,749,628	—	97,749,628	—
SHORT-TERM INVESTMENTS	229,367,173	229,367,173	—	—

TOTAL INVESTMENTS	$1,421,824,590	$1,181,284,764	$240,539,826	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
WRITTEN OPTIONS	$(5,549,901)	$(1,910,813)	$(3,639,088)	$—
Total Liabilities	$(5,549,901)	$(1,910,813)	$(3,639,088)	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any significant transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

BALANCED FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.8%
Penn Series Index 500 Fund* (Cost $33,993,502)	4,448,264	$36,520,246

AFFILIATED FIXED INCOME FUNDS — 39.9%
Penn Series Quality Bond Fund* (Cost $22,192,083)	2,065,041	24,346,831

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds TempCash - Institutional Shares	93,028	93,028
BlackRock Liquidity Funds TempFund - Institutional Shares	93,027	93,027

TOTAL SHORT-TERM INVESTMENTS (Cost $186,055)		186,055

TOTAL INVESTMENTS — 100.0% (Cost $56,371,640)(a)		$61,053,132

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $60,102,233 Net unrealized appreciation was 950,900. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,681,492 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,730,592.

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$36,520,246	$36,520,246	$—	$—
AFFILIATED FIXED INCOME FUNDS	24,346,831	24,346,831	—	—
SHORT-TERM INVESTMENTS	186,055	186,055	—	—

TOTAL INVESTMENTS	$61,053,132	$61,053,132	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — 99.3%
Apparel — 2.1%
Coach, Inc.	40,800	$1,752,768
NIKE, Inc., Class B	19,100	1,530,674

		3,283,442

Auto Manufacturers — 0.6%
PACCAR, Inc.	21,000	1,011,150

Banks — 2.8%
JPMorgan Chase & Co.	55,900	2,128,113
Northern Trust Corp.	21,100	1,017,864
U.S. Bancorp	40,300	871,286
Wells Fargo & Co.	17,300	434,749

		4,452,012

Beverages — 0.8%
PepsiCo, Inc.	17,700	1,175,988

Biotechnology — 1.3%
Celgene Corp.*	15,900	915,999
Human Genome Sciences, Inc.*	16,000	476,640
Illumina, Inc.*	14,300	703,560

		2,096,199

Chemicals — 3.3%
Air Products & Chemicals, Inc.	8,300	687,406
Potash Corp. of Saskatchewan, Inc.	900	129,636
Praxair, Inc.	39,900	3,601,374
The Mosaic Co.	12,300	722,748

		5,141,164

Coal — 0.6%
Peabody Energy Corp.	19,500	955,695

Commercial Services — 4.5%
Automatic Data Processing, Inc.	7,200	302,616
Mastercard, Inc., Class A	8,900	1,993,600
The Western Union Co.	47,500	839,325
Visa, Inc., Class A	52,000	3,861,520

		6,997,061

Computers — 9.2%
Accenture Plc, Class A	35,400	1,504,146
Apple, Inc.*	40,000	11,350,000
EMC Corp.*	14,500	294,495
NetApp, Inc.*	11,400	567,606
SanDisk Corp.*	19,400	711,010

		14,427,257

Cosmetics & Personal Care — 0.7%
The Procter & Gamble Co.	19,112	1,146,147

Distribution & Wholesale — 1.5%
Fastenal Co.	27,600	1,468,044
W.W. Grainger, Inc.	6,800	809,948

		2,277,992

Diversified Financial Services — 5.6%
American Express Co.	68,400	2,874,852
Discover Financial Services	12,400	206,832
Franklin Resources, Inc.	20,700	2,212,830
IntercontinentalExchange, Inc.*	12,200	1,277,584

	Number of Shares	Value†

Diversified Financial Services — (continued)
Invesco Ltd.	68,200	$1,447,886
NYSE Euronext	25,000	714,250

		8,734,234

Electrical Components & Equipment — 0.9%
Emerson Electric Co.	28,200	1,485,012

Electronics — 0.8%
Dolby Laboratories, Inc., Class A*	22,700	1,289,587

Engineering & Construction — 0.3%
McDermott International, Inc.*	31,600	467,048

Environmental Control — 0.4%
Republic Services, Inc.	18,700	570,163

Healthcare Products — 1.5%
Intuitive Surgical, Inc.*	2,700	766,098
Stryker Corp.	21,200	1,061,060
Zimmer Holdings, Inc.*	11,000	575,630

		2,402,788

Hotels & Resorts — 0.6%
Ctrip.com International Ltd. ADR*	18,500	883,375

Insurance — 0.2%
Sun Life Financial, Inc.	11,200	293,035

Internet — 15.3%
Akamai Technologies, Inc.*	25,100	1,259,518
Amazon.com, Inc.*	40,700	6,392,342
Baidu, Inc. ADR*	34,600	3,550,652
eBay, Inc.*	46,500	1,134,600
Google, Inc., Class A*	15,200	7,992,008
Liberty Media Corp. - Interactive, Class A*	75,500	1,035,105
priceline.com, Inc.*	3,500	1,219,190
Tencent Holdings Ltd.	66,000	1,442,688

		24,026,103

Leisure Time — 0.6%
Carnival Plc	24,400	959,012

Lodging — 2.6%
Las Vegas Sands Corp.*	18,000	627,300
Marriott International, Inc., Class A	47,597	1,705,401
MGM Resorts International*	50,000	564,000
Starwood Hotels & Resorts Worldwide, Inc.	23,700	1,245,435

		4,142,136

Machinery — Construction & Mining — 0.6%
Bucyrus International, Inc.	8,700	603,345
Caterpillar, Inc.	4,500	354,060

		957,405

Machinery — Diversified — 1.4%
Babcock & Wilcox Co.*	14,700	312,816
Cummins, Inc.	4,100	371,378
Deere & Co.	10,700	746,646
Rockwell Automation, Inc.	11,100	685,203

		2,116,043

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — 1.5%
Discovery Communications, Inc., Class A*	15,200	$661,960
The Walt Disney Co.	48,600	1,609,146

		2,271,106

Metal Fabricate/Hardware — 1.2%
Precision Castparts Corp.	15,100	1,922,985

Mining — 1.9%
Agnico-Eagle Mines Ltd.	8,100	575,343
BHP Billiton Ltd.	38,781	1,458,490
Freeport-McMoRan Copper & Gold, Inc.	11,100	947,829

		2,981,662

Miscellaneous Manufacturing — 4.1%
3M Co.	22,300	1,933,633
Danaher Corp.	110,600	4,491,466

		6,425,099

Oil & Gas — 4.8%
Cameron International Corp.*	28,100	1,207,176
EOG Resources, Inc.	26,200	2,435,814
Murphy Oil Corp.	13,400	829,728
Petroleo Brasileiro S.A. ADR	46,900	1,539,258
Suncor Energy, Inc.	47,200	1,536,360

		7,548,336

Oil & Gas Services — 2.2%
FMC Technologies, Inc.*	15,500	1,058,495
Schlumberger Ltd.	38,000	2,341,180

		3,399,675

Pharmaceuticals — 4.1%
Allergan, Inc.	19,900	1,323,947
Express Scripts, Inc.*	57,400	2,795,380
McKesson Corp.	24,900	1,538,322
Medco Health Solutions, Inc.*	15,400	801,724

		6,459,373

Retail — 4.8%
AutoZone, Inc.*	3,800	869,858
CarMax, Inc.*	34,300	955,598
Costco Wholesale Corp.	19,500	1,257,555
Lowe’s Cos., Inc.	64,400	1,435,476
O’Reilly Automotive, Inc.*	19,400	1,032,080
Starbucks Corp.	79,800	2,041,284

		7,591,851

Semiconductors — 2.3%
ASML Holding N.V.	22,000	654,060
Broadcom Corp., Class A	41,600	1,472,224
Marvell Technology Group Ltd.*	24,300	425,493
Rovi Corp.*	9,900	499,059
Samsung Electronics Co. Ltd.	846	576,489

		3,627,325

Software — 0.6%
Autodesk, Inc.*	9,900	316,503
Autonomy Corp. Plc*	10,700	304,740
Salesforce.com, Inc.*	2,200	245,960

		867,203

	Number of Shares	Value†

Telecommunications — 9.5%
American Tower Corp., Class A*	54,000	$2,768,040
Cisco Systems, Inc.*	75,300	1,649,070
Corning, Inc.	118,100	2,158,868
Crown Castle International Corp.*	86,000	3,796,900
Juniper Networks, Inc.*	48,200	1,462,870
QUALCOMM, Inc.	67,200	3,032,064

		14,867,812

Transportation — 4.1%
Expeditors International of Washington, Inc.	27,400	1,266,702
FedEx Corp.	32,300	2,761,650
Union Pacific Corp.	10,900	891,620
United Parcel Service, Inc., Class B	22,600	1,507,194

		6,427,166

TOTAL COMMON STOCKS (Cost $126,363,175)		155,679,641

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds TempCash - Institutional Shares	537,235	537,235
BlackRock Liquidity Funds TempFund - Institutional Shares	537,234	537,234
T. Rowe Price Reserve Investment Fund	1,023	1,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,075,492)		1,075,492

TOTAL INVESTMENTS — 100.0% (Cost $127,438,667)(a)		$156,755,133

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $128,178,892. Net unrealized appreciation/depreciation was $28,576,241. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $30,648,487 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,072,246.

ADR — American Depository Receipt.

Plc — Public Limited Company.

COMMON STOCKS COUNTRY DIVERSIFICATION	% of Market Value	Value†
United States	89.0%	$139,464,551
China	3.2%	4,993,340
Canada	1.6%	2,534,374
France	1.5%	2,341,180
Brazil	1.0%	1,539,258
Ireland	0.9%	1,504,146
Australia	0.9%	1,458,490
United Kingdom	0.8%	1,263,752
Netherlands	0.4%	654,060
South Korea	0.4%	576,489
Bermuda	0.3%	425,493

	100.0%	$156,755,133

PENN SERIES FUNDS, INC.

LARGE GROWTH STOCK FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows ( See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$155,679,641	$155,679,641	$—	$—
SHORT-TERM INVESTMENTS	1,075,492	1,075,492	—	—

TOTAL INVESTMENTS	$156,755,133	$156,755,133	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any significant transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 94.4%
Agriculture — 1.9%
Archer-Daniels-Midland Co.	17,730	$565,942

Airlines — 0.7%
Delta Air Lines, Inc.*	18,520	215,573

Apparel — 1.2%
Coach, Inc.	8,570	368,167

Banks — 2.5%
Citigroup, Inc.*	128,180	499,902
HDFC Bank Ltd. ADR	1,490	274,711

		774,613

Beverages — 4.1%
PepsiCo, Inc.	18,580	1,234,455

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc.*	4,690	301,848
Celgene Corp.*	4,120	237,353
Human Genome Sciences, Inc.*	8,340	248,449

		787,650

Computers — 7.4%
Apple, Inc.*	6,469	1,835,579
NetApp, Inc.*	4,410	219,574
SanDisk Corp.*	5,500	201,575

		2,256,728

Distribution & Wholesale — 0.9%
Fastenal Co.	5,020	267,014

Diversified Financial Services — 5.5%
American Express Co.	17,960	754,859
IntercontinentalExchange, Inc.*	4,000	418,880
T. Rowe Price Group, Inc.	9,870	494,141

		1,667,880

Energy-Alternate Sources — 0.8%
First Solar, Inc.*	1,590	234,287

Food — 1.2%
Whole Foods Market, Inc.*	9,610	356,627

Healthcare Products — 2.1%
Hospira, Inc.*	4,120	234,881
Intuitive Surgical, Inc.*	1,390	394,399

		629,280

Healthcare Services — 1.1%
Universal Health Services, Inc., Class B	8,630	335,362

Home Builders — 1.3%
Pulte Homes, Inc.*	45,420	397,879

Internet — 4.8%
Amazon.com, Inc.*	3,260	512,015
Baidu, Inc. ADR*	2,770	284,257
F5 Networks, Inc.*	4,370	453,650
priceline.com, Inc.*	640	222,938

		1,472,860

	Number of Shares	Value†

Iron & Steel — 1.5%
Cliffs Natural Resources, Inc.	3,920	$250,566
United States Steel Corp.	4,370	191,581

		442,147

Lodging — 3.1%
Las Vegas Sands Corp.*	16,710	582,344
Starwood Hotels & Resorts Worldwide, Inc.	6,800	357,340

		939,684

Machinery — Construction & Mining — 2.1%
Caterpillar, Inc.	8,000	629,440

Machinery — Diversified — 3.6%
Cummins, Inc.	7,650	692,937
Deere & Co.	5,830	406,817

		1,099,754

Media — 2.2%
DIRECTV, Class A*	8,000	333,040
Factset Research Systems, Inc.	4,130	335,067

		668,107

Mining — 1.6%
Goldcorp, Inc.	11,010	479,155

Oil & Gas — 8.2%
Cimarex Energy Co.	4,520	299,133
Concho Resources, Inc.*	4,480	296,442
ConocoPhillips	11,490	659,871
Occidental Petroleum Corp.	7,580	593,514
QEP Resources, Inc	9,100	274,274
Questar Corp.	21,680	380,050

		2,503,284

Oil & Gas Services — 3.2%
Halliburton Co.	23,170	766,232
National Oilwell Varco, Inc.	4,760	211,677

		977,909

Pharmaceuticals — 6.6%
Abbott Laboratories	12,250	639,940
Allergan, Inc.	6,930	461,053
Express Scripts, Inc.*	6,140	299,018
Mead Johnson Nutrition Co.	10,380	590,726

		1,990,737

Real Estate — 1.0%
C.B. Richard Ellis Group, Inc., Class A*	17,250	315,330

Retail — 3.3%
Dollar Tree, Inc.*	4,325	210,887
Guess?, Inc.	5,340	216,964
Starbucks Corp.	17,000	434,860
Urban Outfitters, Inc.*	4,210	132,363

		995,074

Semiconductors — 6.1%
ASML Holding N.V.	13,240	393,625
Broadcom Corp., Class A	15,850	560,931
Lam Research Corp.*	17,720	741,582

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Micron Technology, Inc.*	21,670	$156,241

		1,852,379

Software — 5.4%
Cerner Corp.*	2,570	215,854
Fidelity National Information Services, Inc.	17,970	487,526
MSCI, Inc., Class A*	5,990	198,928
Salesforce.com, Inc.*	3,730	417,014
VMware, Inc., Class A*	3,670	311,730

		1,631,052

Telecommunications — 8.4%
America Movil S.A.B. de C.V., Series L ADR	10,840	578,097
Motorola, Inc.*	33,100	282,343
NII Holdings, Inc.*	12,470	512,517
QUALCOMM, Inc.	16,410	740,419
Sprint Nextel Corp.*	95,200	440,776

		2,554,152

TOTAL COMMON STOCKS (Cost $24,517,295)		28,642,521

REAL ESTATE INVESTMENT TRUSTS — 4.1%
Healthcare — 0.5%
Health Care REIT, Inc.	3,290	155,749

Hotels & Resorts — 1.0%
Host Hotels & Resorts, Inc.	21,840	316,243

Mixed Industrial/Office — 1.1%
Digital Realty Trust, Inc.	5,320	328,244

Regional Malls — 1.5%
Simon Property Group, Inc.	4,770	442,370

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,180,498)		1,242,606

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity Funds TempCash - Institutional Shares	223,760	223,760
BlackRock Liquidity Funds TempFund - Institutional Shares	223,759	223,759

TOTAL SHORT-TERM INVESTMENTS (Cost $447,519)		447,519

TOTAL INVESTMENTS — 100.0% (Cost $26,145,312)(a)		$30,332,646

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $26,411,942. Net unrealized appreciation/depreciation was $3,643,261. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,478,014 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $834,753.

ADR — American Depository Receipt.

REIT — Real Estate Investment Trust.

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$28,642,521	$28,642,521	$—	$—
REAL ESTATE INVESTMENT TRUSTS	1,242,606	1,242,606	—	—
SHORT-TERM INVESTMENTS	447,519	447,519	—	—

TOTAL INVESTMENTS	$30,332,646	$30,332,646	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 98.3%
Airlines — 1.5%
Delta Air Lines, Inc.*	155,694	$1,812,278

Apparel — 1.7%
Coach, Inc.	48,840	2,098,166

Auto Manufacturers — 5.2%
Daimler AG*	50,260	3,181,458
Ford Motor Co.*	259,980	3,182,155

		6,363,613

Banks — 2.9%
Itau Unibanco Holding S.A. ADR	77,690	1,878,544
JPMorgan Chase & Co.	42,510	1,618,356

		3,496,900

Chemicals — 1.7%
Ecolab, Inc.	40,680	2,064,103

Commercial Services — 3.1%
Alliance Data Systems Corp.*	22,922	1,495,890
Mastercard, Inc., Class A	9,890	2,215,360

		3,711,250

Computers — 9.9%
Apple, Inc.*	22,790	6,466,662
Cognizant Technology Solutions Corp., Class A*	18,200	1,173,354
EMC Corp.*	115,360	2,342,962
NetApp, Inc.*	42,110	2,096,657

		12,079,635

Diversified Financial Services — 3.6%
American Express Co.	62,600	2,631,078
Invesco Ltd.	82,120	1,743,408

		4,374,486

Electronics — 3.8%
Agilent Technologies, Inc.*	78,710	2,626,553
Amphenol Corp., Class A	41,490	2,032,180

		4,658,733

Healthcare Products — 4.6%
Covidien Plc	40,780	1,638,948
Hospira, Inc.*	34,870	1,987,939
Varian Medical Systems, Inc.*	31,710	1,918,455

		5,545,342

Healthcare Services — 2.6%
Laboratory Corp. of America Holdings*	18,350	1,439,190
UnitedHealth Group, Inc.	50,470	1,772,002

		3,211,192

Internet — 9.3%
Amazon.com, Inc.*	20,035	3,146,697
Baidu, Inc. ADR*	23,600	2,421,832
Equinix, Inc.*	22,320	2,284,452
F5 Networks, Inc.*	11,670	1,211,463
priceline.com, Inc.*	6,530	2,274,660

		11,339,104

Lodging — 1.7%
Marriott International, Inc., Class A	59,080	2,116,836

	Number of Shares	Value†

Machinery—Diversified — 3.3%
Cummins, Inc.	26,675	$2,416,221
Rockwell Automation, Inc.	26,460	1,633,376

		4,049,597

Media — 4.8%
CBS Corp., Class B	76,670	1,215,986
DIRECTV, Class A*	44,200	1,840,046
The Walt Disney Co.	82,140	2,719,656

		5,775,688

Metal Fabricate/Hardware — 2.3%
Precision Castparts Corp.	22,280	2,837,358
Miscellaneous Manufacturing — 3.2%
Eaton Corp.	29,110	2,401,284
Parker Hannifin Corp.	21,210	1,485,972

		3,887,256

Oil & Gas — 7.9%
ConocoPhillips	30,130	1,730,366
Newfield Exploration Co.*	31,200	1,792,128
Noble Energy, Inc.	24,880	1,868,239
Occidental Petroleum Corp.	29,360	2,298,888
Pioneer Natural Resources Co.	28,850	1,876,116

		9,565,737

Pharmaceuticals — 4.6%
Allergan, Inc.	28,040	1,865,501
Express Scripts, Inc.*	48,220	2,348,314
McKesson Corp.	21,720	1,341,862

		5,555,677

Retail — 5.5%
Costco Wholesale Corp.	23,090	1,489,074
Macy’s, Inc.	74,120	1,711,431
TJX Cos., Inc.	53,420	2,384,134
Urban Outfitters, Inc.*	34,870	1,096,313

		6,680,952

Software — 7.5%
Citrix Systems, Inc.*	36,960	2,522,150
Oracle Corp.	90,710	2,435,564
Red Hat, Inc.*	42,870	1,757,670
Salesforce.com, Inc.*	13,150	1,470,170
VMware, Inc., Class A*	11,520	978,509

		9,164,063

Telecommunications — 5.7%
American Tower Corp., Class A*	58,986	3,023,622
Cisco Systems, Inc.*	84,770	1,856,463
Juniper Networks, Inc.*	66,880	2,029,808

		6,909,893

Transportation — 1.9%
FedEx Corp.	27,473	2,348,942

TOTAL COMMON STOCKS (Cost $98,319,631)		119,646,801

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity Funds TempCash - Institutional Shares	$1,046,852	$1,046,852

BlackRock Liquidity Funds TempFund - Institutional Shares	1,046,851	1,046,851

TOTAL SHORT-TERM INVESTMENTS (Cost $2,093,703)		2,093,703

TOTAL INVESTMENTS — 100.0% (Cost $100,413,334)(a)		$121,740,504

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $100,891,255. Net unrealized appreciation was $20,849,249. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $22,048,468 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,199,219.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$119,646,801	$119,646,801	$—	$—
SHORT-TERM INVESTMENTS	2,093,703	2,093,703	—	—

TOTAL INVESTMENTS	$121,740,504	$121,740,504	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 95.3%
Auto Manufacturers — 2.1%
Navistar International Corp.*	74,120	$3,234,597

Auto Parts & Equipment — 1.6%
Lear Corp.*	30,330	2,393,947

Banks — 13.7%
CIT Group, Inc.*	70,590	2,881,484
JPMorgan Chase & Co.	155,400	5,916,078
PNC Financial Services Group, Inc.	39,920	2,072,247
State Street Corp.	88,010	3,314,457
The Goldman Sachs Group, Inc.	14,980	2,165,808
Wells Fargo & Co.	175,850	4,419,110

		20,769,184

Beverages — 3.1%
Molson Coors Brewing Co., Class B	72,610	3,428,644
The Coca-Cola Co.	20,830	1,218,972

		4,647,616

Biotechnology — 3.9%
Amgen, Inc.*	27,280	1,503,401
Gilead Sciences, Inc.*	123,140	4,385,015

		5,888,416

Chemicals — 4.6%
Celanese Corp., Series A	103,290	3,315,609
The Mosaic Co.	61,780	3,630,193

		6,945,802

Coal — 1.9%
Consol Energy, Inc.	78,470	2,900,251

Computers — 1.5%
Dell, Inc.*	172,670	2,237,803

Diversified Financial Services — 1.3%
E*Trade Financial Corp.*	136,530	1,985,146

Electric — 5.2%
Edison International	99,060	3,406,673
Entergy Corp.	19,650	1,503,814
Exelon Corp.	32,620	1,388,960
PG&E Corp.	36,140	1,641,479

		7,940,926

Gas — 0.5%
NiSource, Inc.	40,000	696,000

Healthcare Services — 2.0%
Aetna, Inc.	46,090	1,456,905
WellPoint, Inc.*	27,630	1,564,963

		3,021,868

Insurance — 5.8%
ACE Ltd.	62,800	3,658,100
CNO Financial Group, Inc.*	146,930	813,992
MetLife, Inc.	112,850	4,339,083

		8,811,175

Media — 5.4%
Comcast Corp., Class A	139,970	2,530,657
Time Warner Cable, Inc.	36,736	1,983,377

	Number of Shares	Value†

Media — (continued)
Viacom, Inc., Class B	99,190	$3,589,686

		8,103,720

Miscellaneous Manufacturing — 4.6%
Ingersoll-Rand Plc	84,900	3,031,779
Tyco International Ltd.	107,060	3,932,314

		6,964,093

Office & Business Equipment — 1.1%
Xerox Corp.	160,220	1,658,277

Oil & Gas — 10.4%
Chevron Corp.	81,080	6,571,534
Exxon Mobil Corp.	43,730	2,702,077
Marathon Oil Corp.	91,410	3,025,671
Royal Dutch Shell Plc ADR	26,350	1,588,905
Ultra Petroleum Corp.*	44,340	1,861,393

		15,749,580

Oil & Gas Services — 2.3%
Halliburton Co.	105,140	3,476,980

Pharmaceuticals — 7.2%
Merck & Co., Inc.	135,060	4,971,558
Pfizer, Inc.	349,351	5,998,357

		10,969,915

Retail — 3.3%
AerCap Holdings N.V.*	80,350	950,540
Wal-Mart Stores, Inc.	14,040	751,421
Walgreen Co.	97,480	3,265,580

		4,967,541

Software — 2.2%
Oracle Corp.	124,750	3,349,538

Telecommunications — 6.9%
AT&T, Inc.	175,957	5,032,370
Harris Corp.	49,530	2,193,684
QUALCOMM, Inc.	37,590	1,696,061
Vodafone Group Plc ADR	60,000	1,488,600

		10,410,715

Textiles — 1.7%
Mohawk Industries, Inc.*	48,280	2,573,324

Transportation — 2.2%
Norfolk Southern Corp.	55,270	3,289,118

Trucking and Leasing — 0.8%
Aircastle Ltd.	143,390	1,215,947

TOTAL COMMON STOCKS (Cost $136,106,807)		144,201,479

SHORT-TERM INVESTMENTS — 4.7%
BlackRock Liquidity Funds TempCash - Institutional Shares	3,584,498	3,584,498

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — (continued)
BlackRock Liquidity Funds TempFund - Institutional Shares	$3,584,498	$3,584,498

TOTAL SHORT-TERM INVESTMENTS (Cost $7,168,996)		7,168,996

TOTAL INVESTMENTS — 100.0% (Cost $143,275,803)(a)		$151,370,475

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $144,775,611. Net unrealized appreciation/depreciation was $6,594,864. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $11,957,025 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,362,161.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$144,201,479	$144,201,479	$—	$—
SHORT-TERM INVESTMENTS	7,168,996	7,168,996	—	—

TOTAL INVESTMENTS	$151,370,475	$151,370,475	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 95.6%
Aerospace & Defense — 3.3%
General Dynamics Corp.	30,677	$1,926,822
The Boeing Co.	15,442	1,027,511
United Technologies Corp.	28,237	2,011,322

		4,965,655

Auto Manufacturers — 0.7%
PACCAR, Inc.	21,902	1,054,581

Banks — 15.0%
Bank of America Corp.	261,037	3,422,195
Fifth Third Bancorp	114,630	1,378,999
JPMorgan Chase & Co.	97,621	3,716,432
KeyCorp	158,176	1,259,081
Northern Trust Corp.	18,565	895,576
PNC Financial Services Group, Inc.	58,806	3,052,619
The Goldman Sachs Group, Inc.	19,859	2,871,214
U.S. Bancorp	98,750	2,134,975
Wells Fargo & Co.	154,070	3,871,779

		22,602,870

Beverages — 1.1%
PepsiCo, Inc.	25,527	1,696,014

Biotechnology — 1.5%
Amgen, Inc.*	39,765	2,191,449

Chemicals — 0.7%
Air Products & Chemicals, Inc.	12,434	1,029,784

Coal — 1.7%
Peabody Energy Corp.	53,180	2,606,352

Commercial Services — 1.0%
Mastercard, Inc., Class A	6,689	1,498,336

Computers — 3.4%
Accenture Plc, Class A	19,867	844,149
Hewlett-Packard Co.	52,403	2,204,594
International Business Machines Corp.	15,716	2,108,144

		5,156,887

Diversified Financial Services — 1.4%
American Express Co.	49,665	2,087,420

Electric — 3.9%
American Electric Power Co., Inc.	66,726	2,417,483
PG&E Corp.	37,292	1,693,803
Public Service Enterprise Group, Inc.	53,476	1,768,986

		5,880,272

Electronics — 0.6%
Thermo Fisher Scientific, Inc.*	18,487	885,158

Environmental Control — 1.0%
Waste Management, Inc.	42,151	1,506,477

Food — 3.9%
Kellogg Co.	27,958	1,412,159
Kraft Foods, Inc., Class A	41,693	1,286,646

	Number of Shares	Value†

Food — (continued)
Nestle SA ADR	60,568	$3,236,148

		5,934,953

Gas — 1.3%
Sempra Energy	35,554	1,912,805

Healthcare Products — 3.6%
Covidien Plc	37,760	1,517,575
Johnson & Johnson	64,043	3,968,104

		5,485,679

Healthcare Services — 0.8%
UnitedHealth Group, Inc.	32,747	1,149,747

Household Products & Wares — 1.2%
Kimberly-Clark Corp.	28,000	1,821,400

Insurance — 5.2%
Lincoln National Corp.	51,176	1,224,130
MetLife, Inc.	70,868	2,724,875
Prudential Financial, Inc.	55,803	3,023,406
The Travelers Cos., Inc.	16,757	873,040

		7,845,451

Iron & Steel — 0.7%
United States Steel Corp.	25,571	1,121,033

Leisure Time — 0.8%
Carnival Corp.	30,296	1,157,610

Machinery — Construction & Mining — 0.8%
Caterpillar, Inc.	14,266	1,122,449

Media — 1.4%
The Walt Disney Co.	32,678	1,081,968
Time Warner Cable, Inc.	18,815	1,015,822

		2,097,790

Mining — 2.7%
BHP Billiton Ltd. ADR	26,341	2,010,345
Freeport-McMoRan Copper & Gold, Inc.	23,916	2,042,187

		4,052,532

Miscellaneous Manufacturing — 2.4%
General Electric Co.	160,797	2,612,951
Tyco International Ltd.	27,892	1,024,473

		3,637,424

Oil & Gas — 10.7%
Apache Corp.	33,009	3,226,960
ConocoPhillips	64,325	3,694,185
Exxon Mobil Corp.	46,716	2,886,581
Hess Corp.	47,862	2,829,601
Occidental Petroleum Corp.	45,139	3,534,384

		16,171,711

Pharmaceuticals — 6.7%
Abbott Laboratories	56,735	2,963,836
Merck & Co., Inc.	90,858	3,344,483
Pfizer, Inc.	219,123	3,762,342

		10,070,661

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — 9.7%
Best Buy Co., Inc.	33,277	$1,358,700
CVS Caremark Corp.	54,064	1,701,394
McDonald’s Corp.	46,766	3,484,535
Staples, Inc.	48,503	1,014,683
Target Corp.	29,993	1,602,826
TJX Cos., Inc.	41,595	1,856,385
Wal-Mart Stores, Inc.	66,322	3,549,553

		14,568,076

Semiconductors — 0.6%
Intel Corp.	43,061	828,063

Software — 1.6%
Microsoft Corp.	64,541	1,580,609
Oracle Corp.	32,489	872,330

		2,452,939

Telecommunications — 4.6%
AT&T, Inc.	62,640	1,791,504
Cisco Systems, Inc.*	32,652	715,079
Rogers Communications, Inc., Class B	51,834	1,940,146
Telefonaktiebolaget LM Ericsson ADR	73,739	808,917
Verizon Communications, Inc.	53,444	1,741,740

		6,997,386

Transportation — 1.6%
Union Pacific Corp.	30,054	2,458,417

TOTAL COMMON STOCKS (Cost $128,878,579)		144,047,381

REAL ESTATE INVESTMENT TRUSTS — 2.9%
Apartments — 1.3%
AvalonBay Communities, Inc.	18,565	1,929,460

Diversified — 1.0%
Vornado Realty Trust	17,173	1,468,807

Office Property — 0.6%
Boston Properties, Inc.	12,067	1,003,009

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,524,475)		4,401,276

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,108,681	1,108,681
BlackRock Liquidity Funds TempFund - Institutional Shares	1,108,680	1,108,680

TOTAL SHORT-TERM INVESTMENTS (Cost $2,217,361)		2,217,361

TOTAL INVESTMENTS — 100.0% (Cost $133,620,415)(a)		$150,666,018

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $135,410,513. Net unrealized appreciation/depreciation was $15,255,505. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $18,396,291 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,140,786.
ADR	— American Depository Receipt.
Plc	— Public Limited Company.

PENN SERIES FUNDS, INC.

LARGE CORE VALUE FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$144,047,381	$144,047,381	$—	$—
REAL ESTATE INVESTMENT TRUSTS	4,401,276	4,401,276	—	—
SHORT-TERM INVESTMENTS	2,217,361	2,217,361	—	—

TOTAL INVESTMENTS	$150,666,018	$150,666,018	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — 87.0%
Advertising — 0.1%
Omnicom Group, Inc.	7,067	$279,005
The Interpublic Group of Cos., Inc.*#	11,634	116,689

		395,694

Aerospace & Defense — 1.9%
General Dynamics Corp.	8,997	565,102
Goodrich Corp.	2,847	209,909
L-3 Communications Holdings, Inc.	2,700	195,129
Lockheed Martin Corp.	7,037	501,597
Northrop Grumman Corp.	7,192	436,051
Raytheon Co.	8,876	405,722
Rockwell Collins, Inc.#	3,545	206,496
The Boeing Co.	17,321	1,152,539
United Technologies Corp.	22,042	1,570,052

		5,242,597

Agriculture — 1.7%
Altria Group, Inc.	49,478	1,188,461
Archer-Daniels-Midland Co.	14,899	475,576
Lorillard, Inc.	3,503	281,326
Philip Morris International, Inc.	43,388	2,430,596
Reynolds American, Inc.	4,151	246,528

		4,622,487

Airlines — 0.1%
Southwest Airlines Co.	17,817	232,868

Apparel — 0.5%
Coach, Inc.	7,177	308,324
NIKE, Inc., Class B#	9,123	731,117
Polo Ralph Lauren Corp.	1,428	128,320
VF Corp.	2,108	170,790

		1,338,551

Auto Manufacturers — 0.5%
Ford Motor Co.*#	81,067	992,260
PACCAR, Inc.#	8,544	411,394

		1,403,654

Auto Parts & Equipment — 0.2%
Johnson Controls, Inc.	15,711	479,185
The Goodyear Tire & Rubber Co.*	5,606	60,265

		539,450

Banks — 7.2%
Bank of America Corp.	237,635	3,115,395
BB&T Corp.	15,999	385,256
Capital One Financial Corp.	10,941	432,717
Citigroup, Inc.*	562,417	2,193,426
Comerica, Inc.#	4,344	161,380
Fifth Third Bancorp	18,546	223,108
First Horizon National Corp.*#	6,021	68,701
Huntington Bancshares, Inc.	16,565	93,924
JPMorgan Chase & Co.	94,264	3,588,630
KeyCorp	21,599	171,928
M&T Bank Corp.#	1,908	156,093
Marshall & Ilsley Corp.	13,671	96,244
Morgan Stanley	32,863	811,059
Northern Trust Corp.	5,747	277,235
PNC Financial Services Group, Inc.	12,583	653,184

	Number of Shares	Value†

Banks — (continued)
Regions Financial Corp.	26,994	$196,246
State Street Corp.	12,047	453,690
SunTrust Banks, Inc.	11,788	304,484
The Bank of New York Mellon Corp.	28,880	754,634
The Goldman Sachs Group, Inc.	12,143	1,755,635
U.S. Bancorp	45,256	978,435
Wells Fargo & Co.	123,437	3,101,972
Zions Bancorporation	4,004	85,525

		20,058,901

Beverages — 2.4%
Brown-Forman Corp., Class B#	2,462	151,758
Coca-Cola Enterprises, Inc.	7,928	245,768
Constellation Brands, Inc., Class A*	5,023	88,857
Dr. Pepper Snapple Group, Inc.	6,000	213,120
Molson Coors Brewing Co., Class B	3,738	176,508
PepsiCo, Inc.	37,661	2,502,197
The Coca-Cola Co.	54,685	3,200,166

		6,578,374

Biotechnology — 1.3%
Amgen, Inc.*	22,801	1,256,563
Biogen Idec, Inc.*	5,733	321,736
Celgene Corp.*#	10,728	618,040
Genzyme Corp.*	6,130	433,942
Gilead Sciences, Inc.*	19,749	703,262
Life Technologies Corp.*	4,459	208,191

		3,541,734

Building Materials — 0.0%
Masco Corp.#	8,877	97,736

Chemicals — 1.8%
Air Products & Chemicals, Inc.	4,921	407,557
Airgas, Inc.	2,000	135,900
CF Industries Holdings, Inc.	1,600	152,800
E.I. du Pont de Nemours & Co.	21,423	955,894
Eastman Chemical Co.#	1,591	117,734
Ecolab, Inc.	5,433	275,671
FMC Corp.	1,800	123,138
International Flavors & Fragrances, Inc.	1,875	90,975
Monsanto Co.	13,037	624,863
PPG Industries, Inc.	4,010	291,928
Praxair, Inc.#	7,126	643,193
Sigma-Aldrich Corp.#	2,722	164,354
The Dow Chemical Co.	27,204	747,022
The Sherwin-Williams Co.#	2,034	152,835

		4,883,864

Coal — 0.2%
Consol Energy, Inc.	5,176	191,305
Massey Energy Co.	2,274	70,540
Peabody Energy Corp.	6,212	304,450

		566,295

Commercial Services — 1.3%
Apollo Group, Inc., Class A*	2,943	151,123
Automatic Data Processing, Inc.	11,743	493,558
DeVry, Inc.	1,500	73,815
Donnelley (R.R.) & Sons Co.	5,353	90,787

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Equifax, Inc.	3,034	$94,661
H&R Block, Inc.#	8,066	104,455
Iron Mountain, Inc.	4,300	96,062
Mastercard, Inc., Class A	2,325	520,800
Monster Worldwide, Inc.*#	3,731	48,354
Moody’s Corp.	4,973	124,225
Paychex, Inc.	7,775	213,735
Quanta Services, Inc.*	4,900	93,492
Robert Half International, Inc.#	3,207	83,382
SAIC, Inc.*	7,300	116,654
The Washington Post Co., Class B#	163	65,104
The Western Union Co.	15,878	280,564
Total System Services, Inc.	5,077	77,373
Visa, Inc., Class A	11,764	873,595

		3,601,739

Computers — 5.6%
Apple, Inc.*	21,626	6,136,378
Cognizant Technology Solutions Corp., Class A*	7,152	461,089
Computer Sciences Corp.	3,757	172,822
Dell, Inc.*	40,142	520,240
EMC Corp.*#	48,648	988,041
Hewlett-Packard Co.	53,683	2,258,444
International Business Machines Corp.	29,858	4,005,152
Lexmark International, Inc., Class A*#	1,721	76,791
NetApp, Inc.*#	8,221	409,324
SanDisk Corp.*	5,597	205,130
Teradata Corp.*	3,816	147,145
Western Digital Corp.*	5,600	158,984

		15,539,540

Cosmetics & Personal Care — 2.0%
Avon Products, Inc.	10,350	332,338
Colgate-Palmolive Co.	11,635	894,266
The Estee Lauder Cos., Inc., Class A	2,937	185,707
The Procter & Gamble Co.	67,194	4,029,624

		5,441,935

Distribution & Wholesale — 0.2%
Fastenal Co.#	3,200	170,208
Genuine Parts Co.	3,805	169,665
W.W. Grainger, Inc.#	1,472	175,330

		515,203

Diversified Financial Services — 1.4%
American Express Co.	24,780	1,041,503
Ameriprise Financial, Inc.	5,846	276,691
CME Group, Inc.	1,512	393,800
Discover Financial Services	12,278	204,797
E*Trade Financial Corp.*	5,181	75,332
Federated Investors, Inc., Class B#	2,495	56,786
Franklin Resources, Inc.	3,452	369,019
IntercontinentalExchange, Inc.*	1,680	175,930
Invesco Ltd.	10,667	226,460
Janus Capital Group, Inc.#	4,666	51,093
Legg Mason, Inc.	3,561	107,934
NYSE Euronext	5,785	165,277
SLM Corp.*	11,534	133,218

	Number of Shares	Value†

Diversified Financial Services — (continued)
T. Rowe Price Group, Inc.#	5,981	$299,439
The Charles Schwab Corp.	23,569	327,609
The NASDAQ OMX Group, Inc.*	3,100	60,233

		3,965,121

Diversified Operations — 0.0%
Leucadia National Corp.*	4,360	102,983

Electric — 2.9%
Allegheny Energy, Inc.	4,187	102,665
Ameren Corp.	5,298	150,463
American Electric Power Co., Inc.	11,057	400,595
CMS Energy Corp.#	5,807	104,642
Consolidated Edison, Inc.	6,834	329,535
Constellation Energy Group, Inc.	4,490	144,758
Dominion Resources, Inc.#	13,909	607,267
DTE Energy Co.	3,992	183,353
Duke Energy Corp.	31,543	558,626
Edison International	7,774	267,348
Entergy Corp.	4,347	332,676
Exelon Corp.	15,435	657,222
FirstEnergy Corp.	7,064	272,247
Integrys Energy Group, Inc.	1,995	103,860
NextEra Energy, Inc.	9,685	526,767
Northeast Utilities	4,100	121,237
NRG Energy, Inc.*	6,300	131,166
Pepco Holdings, Inc.	5,540	103,044
PG&E Corp.	9,250	420,135
Pinnacle West Capital Corp.	2,569	106,023
PPL Corp.#	10,798	294,030
Progress Energy, Inc.	6,913	307,075
Public Service Enterprise Group, Inc.	12,149	401,889
SCANA Corp.	2,800	112,896
Southern Co.	19,611	730,314
TECO Energy, Inc.	5,423	93,926
The AES Corp.*	16,444	186,639
Wisconsin Energy Corp.#	2,600	150,280
Xcel Energy, Inc.	10,430	239,577

		8,140,255

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	17,976	946,616
Molex, Inc.#	2,823	59,086

		1,005,702

Electronics — 0.5%
Agilent Technologies, Inc.*	7,945	265,125
Amphenol Corp., Class A	3,900	191,022
FLIR Systems, Inc.*#	3,600	92,520
Jabil Circuit, Inc.#	4,292	61,848
PerkinElmer, Inc.	3,116	72,104
Thermo Fisher Scientific, Inc.*	9,882	473,150
Waters Corp.*	2,258	159,821

		1,315,590

Energy-Alternate Sources — 0.1%
First Solar, Inc.*#	1,200	176,820

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Engineering & Construction — 0.1%
Fluor Corp.	4,370	$216,446
Jacobs Engineering Group, Inc.*	2,983	115,442

		331,888

Entertainment — 0.0%
International Game Technology	6,657	96,194

Environmental Control — 0.3%
Republic Services, Inc.	7,914	241,298
Stericycle, Inc.*#	2,000	138,960
Waste Management, Inc.	11,200	400,288

		780,546

Food — 1.8%
Campbell Soup Co.#	4,416	157,872
ConAgra Foods, Inc.	10,702	234,802
Dean Foods Co.*	3,972	40,554
General Mills, Inc.	15,810	577,697
H.J. Heinz Co.	7,666	363,139
Hormel Foods Corp.#	1,700	75,820
Kellogg Co.	6,166	311,445
Kraft Foods, Inc., Class A	41,463	1,279,548
McCormick & Co., Inc.#	3,308	139,068
Safeway, Inc.	9,170	194,037
Sara Lee Corp.	16,119	216,478
SUPERVALU, Inc.#	4,753	54,802
SYSCO Corp.	13,752	392,207
The Hershey Co.	4,087	194,500
The J.M. Smucker Co.	2,834	171,542
The Kroger Co.	15,045	325,875
Tyson Foods, Inc., Class A#	7,249	116,129
Whole Foods Market, Inc.*	4,043	150,036

		4,995,551

Forest Products & Paper — 0.2%
International Paper Co.	10,367	225,482
MeadWestvaco Corp.	3,999	97,496
Weyerhaeuser Co.#	11,808	186,094

		509,072

Gas — 0.2%
CenterPoint Energy, Inc.	10,222	160,690
Nicor, Inc.#	883	40,459
NiSource, Inc.#	7,065	122,931
Sempra Energy#	5,698	306,552

		630,632

Hand & Machine Tools — 0.1%
Snap-On, Inc.#	1,328	61,765
Stanley Black & Decker, Inc.	3,940	241,443

		303,208

Healthcare Products — 3.0%
Baxter International, Inc.	14,075	671,518
Becton, Dickinson & Co.	5,475	405,698
Boston Scientific Corp.*	34,748	213,005
C.R. Bard, Inc.	2,242	182,566
CareFusion Corp.*	3,741	92,927
DENTSPLY International, Inc.#	3,200	102,304
Hospira, Inc.*	3,912	223,023

	Number of Shares	Value†

Healthcare Products — (continued)
Intuitive Surgical, Inc.*	957	$271,539
Johnson & Johnson	65,341	4,048,528
Medtronic, Inc.	25,973	872,173
Patterson Cos., Inc.#	2,374	68,015
St. Jude Medical, Inc.*	7,930	311,966
Stryker Corp.#	8,081	404,454
Varian Medical Systems, Inc.*#	3,057	184,949
Zimmer Holdings, Inc.*	4,829	252,702

		8,305,367

Healthcare Services — 1.0%
Aetna, Inc.	9,985	315,626
CIGNA Corp.	6,694	239,511
Coventry Health Care, Inc.*	3,367	72,492
DaVita, Inc.*	2,449	169,054
Humana, Inc.*	4,110	206,486
Laboratory Corp. of America Holdings*	2,377	186,428
Quest Diagnostics, Inc.	3,587	181,036
Tenet Healthcare Corp.*	9,374	44,245
UnitedHealth Group, Inc.	26,841	942,388
WellPoint, Inc.*	9,495	537,797

		2,895,063

Home Builders — 0.1%
Horton (D.R.), Inc.	7,276	80,909
Lennar Corp., Class A#	4,436	68,226
Pulte Group, Inc.*#	8,034	70,378

		219,513

Home Furnishings — 0.1%
Harman International Industries, Inc.*	1,438	48,044
Whirlpool Corp.	1,669	135,122

		183,166

Household Products & Wares — 0.4%
Avery Dennison Corp.	2,783	103,305
Clorox Co.	3,397	226,784
Fortune Brands, Inc.	3,707	182,496
Kimberly-Clark Corp.	9,687	630,139

		1,142,724

Housewares — 0.0%
Newell Rubbermaid, Inc.	7,117	126,754

Insurance — 3.6%
ACE Ltd.#	7,900	460,175
Aflac, Inc.	11,100	573,981
American International Group, Inc.*#	3,285	128,444
AON Corp.#	6,244	244,203
Assurant, Inc.	2,673	108,791
Berkshire Hathaway, Inc., Class B*	40,950	3,385,746
Chubb Corp.#	7,551	430,332
Cincinnati Financial Corp.	4,092	118,054
Genworth Financial, Inc., Class A*	11,369	138,929
Hartford Financial Services Group, Inc.	10,457	239,988
Lincoln National Corp.	7,473	178,754
Loews Corp.	7,525	285,198
Marsh & McLennan Cos., Inc.#	13,009	313,777
MetLife, Inc.#	21,285	818,408
Principal Financial Group, Inc.	7,865	203,861

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Prudential Financial, Inc.	11,030	$597,605
The Allstate Corp.	12,476	393,618
The Progressive Corp.	16,156	337,176
The Travelers Cos., Inc.	11,031	574,715
Torchmark Corp.	1,757	93,367
Unum Group	7,476	165,593
XL Group Plc#	7,749	167,843

		9,958,558

Internet — 2.5%
Akamai Technologies, Inc.*	4,291	215,322
Amazon.com, Inc.*#	8,375	1,315,378
eBay, Inc.*#	26,628	649,723
Expedia, Inc.#	4,988	140,712
Google, Inc., Class A*	5,885	3,094,274
McAfee, Inc.*	3,600	170,136
priceline.com, Inc.*#	1,150	400,591
Symantec Corp.*	18,738	284,255
VeriSign, Inc.*	4,009	127,246
Yahoo!, Inc.*	31,917	452,264

		6,849,901

Iron & Steel — 0.3%
AK Steel Holding Corp.	2,192	30,272
Allegheny Technologies, Inc.#	2,278	105,813
Cliffs Natural Resources, Inc.	3,100	198,152
Nucor Corp.	7,635	291,657
United States Steel Corp.#	3,203	140,419

		766,313

Leisure Time — 0.2%
Carnival Corp.	10,045	383,820
Harley-Davidson, Inc.	5,728	162,904

		546,724

Lodging — 0.3%
Marriott International, Inc., Class A#	6,785	243,106
Starwood Hotels & Resorts Worldwide, Inc.#	4,252	223,443
Wyndham Worldwide Corp.	4,160	114,275
Wynn Resorts Ltd.	1,600	138,832

		719,656

Machinery—Construction & Mining — 0.4%
Caterpillar, Inc.	14,928	1,174,535

Machinery—Diversified — 0.6%
Cummins, Inc.	4,674	423,371
Deere & Co.	10,132	707,011
Flowserve Corp.#	1,300	142,246
Rockwell Automation, Inc.	3,271	201,919
Roper Industries, Inc.#	2,200	143,396

		1,617,943

Media — 2.5%
CBS Corp., Class B#	16,525	262,087
Comcast Corp., Class A	66,934	1,210,167
DIRECTV, Class A*	20,519	854,206
Discovery Communications, Inc., Class A*#	6,600	287,430
Gannett Co., Inc.#	6,174	75,508

	Number of Shares	Value†

Media — (continued)
Meredith Corp.#	724	$24,116
News Corp., Class A	52,660	687,740
Scripps Networks Interactive, Inc., Class A	2,056	97,824
The McGraw-Hill Cos., Inc.	7,686	254,099
The New York Times Co., Class A*	2,813	21,773
The Walt Disney Co.#	45,276	1,499,088
Time Warner Cable, Inc.	8,196	442,502
Time Warner, Inc.	26,904	824,608
Viacom, Inc., Class B	14,081	509,591

		7,050,739

Metal Fabricate/Hardware — 0.1%
Precision Castparts Corp.#	3,425	436,174

Mining — 0.8%
Alcoa, Inc.	23,248	281,533
Freeport-McMoRan Copper & Gold, Inc.	11,098	947,658
Newmont Mining Corp.	11,683	733,809
Titanium Metals Corp.*	1,912	38,164
Vulcan Materials Co.#	3,041	112,274

		2,113,438

Miscellaneous Manufacturing — 3.3%
3M Co.	16,780	1,454,994
Danaher Corp.	12,368	502,264
Dover Corp.	4,405	229,985
Eastman Kodak Co.*#	5,639	23,684
Eaton Corp.	4,020	331,610
General Electric Co.	252,825	4,108,406
Honeywell International, Inc.	18,208	800,059
Illinois Tool Works, Inc.#	11,919	560,431
ITT Corp.#	4,454	208,581
Leggett & Platt, Inc.#	3,354	76,337
Pall Corp.	2,645	110,138
Parker Hannifin Corp.	3,781	264,897
Textron, Inc.#	6,076	124,923
Tyco International Ltd.#	12,000	440,760

		9,237,069

Office & Business Equipment — 0.2%
Pitney Bowes, Inc.#	5,161	110,342
Xerox Corp.	33,255	344,189

		454,531

Oil & Gas — 7.8%
Anadarko Petroleum Corp.	11,859	676,556
Apache Corp.	8,623	842,985
Cabot Oil & Gas Corp.	2,622	78,948
Cameron International Corp.*	5,639	242,251
Chesapeake Energy Corp.#	15,010	339,977
Chevron Corp.	47,570	3,855,549
ConocoPhillips	35,280	2,026,130
Denbury Resources, Inc.*	9,300	147,777
Devon Energy Corp.	10,629	688,121
Diamond Offshore Drilling, Inc.#	1,600	108,432
EOG Resources, Inc.	6,058	563,212
EQT Corp.	3,600	129,816
Exxon Mobil Corp.	120,865	7,468,248
Helmerich & Payne, Inc.	2,400	97,104

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Hess Corp.	6,797	$401,839
Marathon Oil Corp.	17,051	564,388
Murphy Oil Corp.	4,517	279,693
Nabors Industries Ltd.*	6,908	124,759
Noble Energy, Inc.	4,169	313,050
Occidental Petroleum Corp.	19,158	1,500,071
Pioneer Natural Resources Co.#	2,700	175,581
QEP Resources, Inc.	4,290	129,301
Range Resources Corp.	3,823	145,771
Rowan Cos., Inc.*	2,403	72,955
Southwestern Energy Co.*	8,390	280,562
Sunoco, Inc.	2,986	108,989
Tesoro Corp.#	3,894	52,024
Valero Energy Corp.	13,340	233,583

		21,647,672

Oil & Gas Services — 1.4%
Baker Hughes, Inc.	10,328	439,972
FMC Technologies, Inc.*	2,800	191,212
Halliburton Co.	21,669	716,594
National Oilwell Varco, Inc.	10,123	450,170
Schlumberger Ltd.	32,259	1,987,477

		3,785,425

Packaging and Containers — 0.2%
Ball Corp.	2,213	130,235
Bemis Co., Inc.	2,549	80,931
Owens-Illinois, Inc.*	4,000	112,240
Pactiv Corp.*	3,358	110,747
Sealed Air Corp.	4,033	90,662

		524,815

Pharmaceuticals — 4.8%
Abbott Laboratories	36,396	1,901,327
Allergan, Inc.	7,216	480,080
AmerisourceBergen Corp.	6,500	199,290
Bristol-Myers Squibb Co.	40,897	1,108,718
Cardinal Health, Inc.	8,282	273,637
Cephalon, Inc.*#	1,800	112,392
Eli Lilly & Co.	24,254	885,999
Express Scripts, Inc.*	12,826	624,626
Forest Laboratories, Inc.*	6,662	206,056
King Pharmaceuticals, Inc.*	6,325	62,997
McKesson Corp.	6,525	403,114
Mead Johnson Nutrition Co.	4,968	282,729
Medco Health Solutions, Inc.*	10,213	531,689
Merck & Co., Inc.	72,854	2,681,756
Mylan, Inc.*#	6,856	128,961
Pfizer, Inc.	191,056	3,280,432
Watson Pharmaceuticals, Inc.*	2,643	111,825

		13,275,628

Pipelines — 0.3%
El Paso Corp.	17,041	210,968
Oneok, Inc.	2,400	108,096
Spectra Energy Corp.#	14,884	335,634
The Williams Cos., Inc.	14,034	268,190

		922,888

	Number of Shares	Value†

Real Estate — 0.0%
C.B. Richard Ellis Group, Inc., Class A*	6,701	$122,494

Retail — 5.4%
Abercrombie & Fitch Co., Class A	2,300	90,436
AutoNation, Inc.*#	2,119	49,267
AutoZone, Inc.*	641	146,731
Bed Bath & Beyond, Inc.*	6,366	276,348
Best Buy Co., Inc.	8,368	341,665
Big Lots, Inc.*#	1,697	56,425
CarMax, Inc.*	5,200	144,872
Costco Wholesale Corp.	10,477	675,662
CVS Caremark Corp.	32,467	1,021,737
Darden Restaurants, Inc.	3,240	138,607
Family Dollar Stores, Inc.	3,233	142,769
GameStop Corp., Class A*#	3,164	62,362
Home Depot, Inc.	39,904	1,264,159
J.C. Penney Co., Inc.	5,444	147,968
Kohl’s Corp.*	7,101	374,081
Lowe’s Cos., Inc.	33,640	749,836
Ltd. Brands, Inc.	6,260	167,643
Macy’s, Inc.	10,327	238,450
McDonald’s Corp.	25,478	1,898,366
Nordstrom, Inc.#	3,737	139,016
O’Reilly Automotive, Inc.*#	3,200	170,240
Office Depot, Inc.*	5,343	24,578
RadioShack Corp.#	2,567	54,754
Ross Stores, Inc.	3,000	163,860
Sears Holding Corp.*#	1,169	84,332
Staples, Inc.	16,837	352,230
Starbucks Corp.	17,844	456,450
Target Corp.	17,432	931,566
The Gap, Inc.	10,682	199,112
Tiffany & Co.#	3,164	148,676
TJX Cos., Inc.	9,609	428,850
Urban Outfitters, Inc.*#	3,100	97,464
Wal-Mart Stores, Inc.	47,347	2,534,011
Walgreen Co.	23,079	773,147
Yum! Brands, Inc.	10,969	505,232

		15,050,902

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	11,257	138,011
People’s United Financial, Inc.#	9,000	117,810

		255,821

Semiconductors — 2.1%
Advanced Micro Devices, Inc.*#	13,368	95,046
Altera Corp.#	7,465	225,144
Analog Devices, Inc.	7,076	222,045
Applied Materials, Inc.	31,121	363,493
Broadcom Corp., Class A	10,608	375,417
Intel Corp.	131,875	2,535,956
KLA-Tencor Corp.	4,327	152,440
Linear Technology Corp.#	5,441	167,202
LSI Corp.*	17,472	79,672
MEMC Electronic Materials, Inc.*#	5,556	66,228
Microchip Technology, Inc.#	4,318	135,801
Micron Technology, Inc.*#	19,286	139,052

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
National Semiconductor Corp.	6,223	$79,468
Novellus Systems, Inc.*	1,953	51,911
NVIDIA Corp.*	13,754	160,647
QLogic Corp.*#	2,593	45,741
Teradyne, Inc.*#	3,357	37,397
Texas Instruments, Inc.#	28,293	767,872
Xilinx, Inc.	6,464	172,007

		5,872,539

Software — 3.5%
Adobe Systems, Inc.*	12,105	316,546
Autodesk, Inc.*	5,481	175,228
BMC Software, Inc.*	4,337	175,562
CA, Inc.	9,639	203,576
Cerner Corp.*#	1,500	125,985
Citrix Systems, Inc.*	4,491	306,466
Compuware Corp.*#	5,119	43,665
Dun & Bradstreet Corp.#	1,100	81,554
Electronic Arts, Inc.*	7,730	127,004
Fidelity National Information Services, Inc.	6,059	164,381
Fiserv, Inc.*	3,507	188,747
Intuit, Inc.*	6,692	293,176
Microsoft Corp.	180,515	4,420,812
Novell, Inc.*	6,923	41,330
Oracle Corp.	91,617	2,459,916
Red Hat, Inc.*	4,700	192,700
Salesforce.com, Inc.*#	2,700	301,860

		9,618,508

Telecommunications — 5.2%
American Tower Corp., Class A*	9,359	479,742
AT&T, Inc.	139,943	4,002,370
CenturyLink, Inc.#	7,075	279,180
Cisco Systems, Inc.*	135,280	2,962,632
Corning, Inc.	37,415	683,946
Frontier Communications Corp.#	24,072	196,668
Harris Corp.#	3,100	137,299
JDS Uniphase Corp.*	4,496	55,705
Juniper Networks, Inc.*	12,071	366,355
MetroPCS Communications, Inc.*	6,400	66,944
Motorola, Inc.*	56,026	477,902
QUALCOMM, Inc.	37,999	1,714,515
Qwest Communications International, Inc.#	41,173	258,155
Sprint Nextel Corp.*	72,183	334,207
Tellabs, Inc.	8,076	60,166
Verizon Communications, Inc.	66,776	2,176,230
Windstream Corp.#	11,251	138,275

		14,390,291

Textiles — 0.0%
Cintas Corp.#	3,055	84,165

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.#	3,212	142,966
Mattel, Inc.	8,881	208,348

		351,314

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.#	4,039	282,407

	Number of Shares	Value†

Transportation — (continued)
CSX Corp.	9,022	$499,097
Expeditors International of Washington, Inc.#	4,973	229,902
FedEx Corp.	7,466	638,343
Norfolk Southern Corp.	8,752	520,832
Ryder System, Inc.	1,125	48,116
Union Pacific Corp.	12,010	982,418
United Parcel Service, Inc., Class B	23,374	1,558,812

		4,759,927

TOTAL COMMON STOCKS (Cost $248,252,741)		241,414,741

REAL ESTATE INVESTMENT TRUSTS — 1.2%
Apartments — 0.2%
Apartment Investment & Management Co., Class A#	2,762	59,052
AvalonBay Communities, Inc.	1,992	207,029
Equity Residential	6,792	323,095

		589,176

Diversified — 0.1%
Vornado Realty Trust	3,787	323,902

Forest Products & Paper — 0.1%
Plum Creek Timber Co.	3,847	135,799

Healthcare — 0.2%
HCP, Inc.#	7,340	264,093
Health Care REIT, Inc.	2,900	137,286
Ventas, Inc.	3,700	190,809

		592,188

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.#	15,376	222,644

Industrial — 0.0%
ProLogis#	10,529	124,032

Office Property — 0.1%
Boston Properties, Inc.#	3,142	261,163

Regional Malls — 0.2%
Simon Property Group, Inc.#	6,928	642,503

Storage & Warehousing — 0.1%
Public Storage	3,116	302,377

Strip Centers — 0.1%
Kimco Realty Corp.#	9,564	150,633

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,114,587)		3,344,417

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

INDEX 500 FUND

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills 0.080%, 10/14/10 (Cost $707,979)	$708	$707,965

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity Funds TempCash - Institutional Shares	2,726,662	2,726,662
BlackRock Liquidity Funds TempFund - Institutional Shares	2,726,661	2,726,661

TOTAL SHORT-TERM INVESTMENTS (Cost $5,453,323)		5,453,323

SECURITIES LENDING COLLATERAL — 9.5%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.222%, 10/01/2010 (Cost $26,397,164)	26,397,164	26,397,164

TOTAL INVESTMENTS — 100.0% (Cost $283,925,794)(a)		$277,317,610

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $289,570,447. Net unrealized depreciation was $12,252,837. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $45,444,305 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $57,697,142.

Plc — Public Limited Company.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

INDEX 500 FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 06/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$241,414,741	$241,414,741	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,344,417	3,344,417	—	—
U.S. TREASURY OBLIGATIONS	707,965	—	707,965	—
SHORT-TERM INVESTMENTS	31,850,487	31,850,487	—	—

TOTAL INVESTMENTS	$277,317,610	$276,609,645	$707,965	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 77.4%
Advertising — 2.0%
Focus Media Holding Ltd. ADR*#	52,330	$1,271,619
The Interpublic Group of Cos., Inc.*	103,750	1,040,613

		2,312,232

Aerospace & Defense — 1.5%
Goodrich Corp.	22,710	1,674,408

Airlines — 1.2%
Continental Airlines, Inc., Class B*#	54,510	1,354,028

Apparel — 1.3%
Coach, Inc.	35,190	1,511,762

Auto Parts & Equipment — 1.0%
BorgWarner, Inc.*#	21,470	1,129,751

Beverages — 1.2%
Green Mountain Coffee Roasters, Inc.*#	28,870	900,456
Hansen Natural Corp.*	10,460	487,645

		1,388,101

Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc.*	24,430	1,572,315
Human Genome Sciences, Inc.*#	25,340	754,878
United Therapeutics Corp.*#	21,570	1,208,136

		3,535,329

Chemicals — 2.6%
CF Industries Holdings, Inc.	10,840	1,035,220
Ecolab, Inc.	20,280	1,029,007
Valspar Corp.	27,830	886,386

		2,950,613

Coal — 2.0%
Alpha Natural Resources, Inc.*	21,230	873,615
Walter Energy, Inc.	16,770	1,363,233

		2,236,848

Commercial Services — 0.7%
SuccessFactors, Inc.*	29,300	735,723

Computers — 2.3%
NetApp, Inc.*#	30,820	1,534,528
SanDisk Corp.*	28,500	1,044,525

		2,579,053

Distribution & Wholesale — 1.1%
Fastenal Co.#	23,720	1,261,667

Diversified Financial Services — 3.6%
Discover Financial Services	37,280	621,830
IntercontinentalExchange, Inc.*	14,100	1,476,552
Invesco Ltd.	20,420	433,517
T. Rowe Price Group, Inc.#	30,340	1,518,972

		4,050,871

Energy-Alternate Sources — 0.5%
First Solar, Inc.*#	3,890	573,192

Food — 1.7%
The Hershey Co.	17,170	817,120

	Number of Shares	Value†

Food — (continued)
Whole Foods Market, Inc.*	29,260	$1,085,839

		1,902,959

Healthcare Products — 2.3%
Henry Schein, Inc.*	7,970	466,883
Hospira, Inc.*	15,240	868,832
Intuitive Surgical, Inc.*	4,290	1,217,245

		2,552,960

Healthcare Services — 1.8%
AMERIGROUP Corp.*	10,920	463,772
DaVita, Inc.*	7,030	485,281
Universal Health Services, Inc., Class B	28,830	1,120,334

		2,069,387

Internet — 4.8%
Akamai Technologies, Inc.*	16,880	847,038
F5 Networks, Inc.*	22,770	2,363,754
GSI Commerce, Inc.*	35,960	888,212
MercadoLibre, Inc.*	7,220	521,139
VeriSign, Inc.*#	23,920	759,221

		5,379,364

Iron & Steel — 1.7%
Cliffs Natural Resources, Inc.	14,120	902,550
United States Steel Corp.#	23,170	1,015,773

		1,918,323

Leisure Time — 1.0%
WMS Industries, Inc.*#	28,855	1,098,510

Lodging — 3.0%
Starwood Hotels & Resorts Worldwide, Inc.#	39,100	2,054,705
Wynn Resorts Ltd.	15,750	1,366,627

		3,421,332

Machinery—Construction & Mining — 1.5%
Joy Global, Inc.	23,820	1,675,022

Machinery—Diversified — 1.9%
Cummins, Inc.	23,670	2,144,029

Mining — 0.6%
Silver Wheaton Corp.*#	24,320	648,128

Miscellaneous Manufacturing — 0.6%
Parker Hannifin Corp.	9,850	690,091

Oil & Gas — 4.4%
Cameron International Corp.*	17,140	736,334
Cimarex Energy Co.	15,540	1,028,437
Concho Resources, Inc.*	18,130	1,199,662
QEP Resources, Inc	18,920	570,249
Questar Corp.	36,920	647,208
Whiting Petroleum Corp.*	8,380	800,374

		4,982,264

Pharmaceuticals — 3.5%
AmerisourceBergen Corp.	44,400	1,361,304
Mead Johnson Nutrition Co.	24,140	1,373,807
Onyx Pharmaceuticals, Inc.*	16,330	430,785

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Valeant Pharmaceuticals International, Inc.#	29,630	$742,232

		3,908,128

Real Estate — 1.1%
C.B. Richard Ellis Group, Inc., Class A*	70,660	1,291,665

Retail — 6.4%
Abercrombie & Fitch Co., Class A#	31,180	1,225,998
Dick’s Sporting Goods, Inc.*#	20,210	566,688
Dollar Tree, Inc.*#	21,175	1,032,493
Guess?, Inc.#	31,760	1,290,409
Nordstrom, Inc.#	37,290	1,387,188
PF Chang’s China Bistro, Inc.#	12,160	561,792
Urban Outfitters, Inc.*#	35,900	1,128,696

		7,193,264

Semiconductors — 7.4%
ASML Holding N.V.	40,820	1,213,578
Broadcom Corp., Class A	29,000	1,026,310
Cypress Semiconductor Corp.*	84,540	1,063,513
Lam Research Corp.*	37,260	1,559,331
Micron Technology, Inc.*#	116,480	839,821
Netlogic Microsystems, Inc.*#	43,170	1,190,629
Varian Semiconductor Equipment Associates, Inc.*	51,422	1,479,925

		8,373,107

Software — 4.4%
Cerner Corp.*#	5,300	445,147
Citrix Systems, Inc.*	16,130	1,100,711
Fidelity National Information Services, Inc.	30,570	829,364
MSCI, Inc., Class A*#	24,500	813,645
Salesforce.com, Inc.*#	15,410	1,722,838

		4,911,705

Telecommunications — 4.4%
Acme Packet, Inc.*	18,160	688,990
Aruba Networks, Inc.*#	43,490	928,077
Atheros Communications, Inc.*#	29,450	776,007
Crown Castle International Corp.*	44,060	1,945,249
LogMeIn, Inc.*	15,770	567,405

		4,905,728

Transportation — 0.8%
Canadian Pacific Railway Ltd.	14,250	868,253

TOTAL COMMON STOCKS (Cost $69,136,075)		87,227,797

REAL ESTATE INVESTMENT TRUSTS — 1.1%
Mixed Industrial/Office — 1.1%
Digital Realty Trust, Inc.# (Cost $886,444)	19,520	1,204,384

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity Funds TempCash - Institutional Shares (Cost $258,888)	258,888	258,888

	Number of Shares	Value†
SECURITIES LENDING COLLATERAL — 21.3%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.222%, 10/01/2010 (Cost $24,038,765)	24,038,765	$24,038,765

TOTAL INVESTMENTS — 100.0% (Cost $94,320,172)(a)		$112,729,834

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $70,432,859. Net unrealized appreciation was $18,258,210. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $19,082,790 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $824,580.
ADR	— American Depository Receipt.

PENN SERIES FUNDS, INC.

MID CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

	ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$87,227,797	$87,227,797	$—	$—
REAL ESTATE INVESTMENT TRUSTS	1,204,384	1,204,384	—	—
SHORT-TERM INVESTMENTS	258,888	258,888	—	—
SECURITIES LENDING COLLATERAL	24,038,765	24,038,765	—	—

TOTAL INVESTMENTS	$112,729,834	$112,729,834	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 75.3%
Aerospace & Defense — 1.1%
Empresa Brasileira de Aeronautic S.A. ADR	47,700	$1,354,203

Auto Manufacturers — 0.5%
Navistar International Corp.*#	13,400	584,776

Auto Parts & Equipment — 2.8%
American Axle & Manufacturing Holdings, Inc.*#	33,200	299,464
Lear Corp.*	18,300	1,444,419
WABCO Holdings, Inc.*	42,800	1,795,032

		3,538,915

Banks — 6.7%
Comerica, Inc.#	21,400	795,010
Fifth Third Bancorp	143,300	1,723,899
First Horizon National Corp.*#	47,641	543,585
KeyCorp	64,300	511,828
Regions Financial Corp.#	212,300	1,543,421
SunTrust Banks, Inc.	61,900	1,598,877
Synovus Financial Corp.#	201,400	495,444
Zions Bancorporation	56,500	1,206,840

		8,418,904

Beverages — 0.9%
Dr. Pepper Snapple Group, Inc.	31,900	1,133,088

Building Materials — 2.2%
Masco Corp.#	76,400	841,164
Owens Corning*	77,000	1,973,510

		2,814,674

Commercial Services — 3.1%
Lender Processing Services, Inc.	55,850	1,855,896
Moody’s Corp.#	80,800	2,018,384

		3,874,280

Diversified Financial Services — 1.9%
Invesco Ltd.#	93,800	1,991,374
Jefferies Group, Inc.#	17,900	406,151

		2,397,525

Electric — 6.3%
Allegheny Energy, Inc.#	33,600	823,872
Alliant Energy Corp.	30,600	1,112,310
CMS Energy Corp.#	85,200	1,535,304
DPL, Inc.	42,600	1,113,138
DTE Energy Co.	13,000	597,090
NRG Energy, Inc.*	61,000	1,270,020
NV Energy, Inc.	109,200	1,435,980

		7,887,714

Electrical Components & Equipment — 1.6%
Energizer Holdings, Inc.*	29,500	1,983,285

Electronics — 1.5%
Avnet, Inc.*	72,400	1,955,524

Engineering & Construction — 1.8%
Chicago Bridge & Iron Co. NV*	67,700	1,655,265
McDermott International, Inc.*	43,300	639,974

		2,295,239

	Number of Shares	Value†

Food — 0.2%
The J.M. Smucker Co.	4,200	$254,226

Gas — 1.4%
CenterPoint Energy, Inc.	41,800	657,096
Questar Corp.	62,800	1,100,884

		1,757,980

Healthcare Services — 3.7%
Aetna, Inc.	31,700	1,002,037
CIGNA Corp.	34,000	1,216,520
Coventry Health Care, Inc.*	47,150	1,015,139
MEDNAX, Inc.*	27,000	1,439,100

		4,672,796

Home Builders — 0.8%
KB Home#	90,500	1,025,365

Home Furnishings — 1.1%
Whirlpool Corp.#	16,400	1,327,744

Insurance — 7.6%
Assurant, Inc.	46,600	1,896,620
Fidelity National Financial, Inc., Class A#	35,700	560,847
Lincoln National Corp.	67,000	1,602,640
PartnerRe Ltd.	15,800	1,266,844
Principal Financial Group, Inc.	67,000	1,736,640
StanCorp Financial Group, Inc.	30,800	1,170,400
W. R. Berkley Corp.	46,900	1,269,583

		9,503,574

Iron & Steel — 1.3%
Cliffs Natural Resources, Inc.	14,300	914,056
United States Steel Corp.#	16,100	705,824

		1,619,880

Leisure Time — 1.2%
Harley-Davidson, Inc.	52,300	1,487,412

Machinery — Construction & Mining — 2.6%
Bucyrus International, Inc.	25,000	1,733,750
Terex Corp.*	65,300	1,496,676

		3,230,426

Machinery — Diversified — 1.0%
AGCO Corp.*	24,700	963,547
Babcock & Wilcox Co.*	14,950	318,136

		1,281,683

Media — 1.8%
Cablevision Systems Corp., Class A	15,800	413,802
The McGraw-Hill Cos., Inc.	57,900	1,914,174

		2,327,976

Mining — 1.8%
Teck Resources Ltd., Class B#	54,800	2,255,568

Miscellaneous Manufacturing — 1.1%
Ingersoll-Rand Plc	37,800	1,349,838

Oil & Gas — 7.7%
Cabot Oil & Gas Corp.	22,600	680,486
Denbury Resources, Inc.*#	74,500	1,183,805

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Newfield Exploration Co.*	34,500	$1,981,680
Noble Corp.#	35,900	1,213,061
Noble Energy, Inc.	17,200	1,291,548
Southwestern Energy Co.*	28,000	936,320
Whiting Petroleum Corp.*	25,500	2,435,505

		9,722,405

Oil & Gas Services — 1.4%
National Oilwell Varco, Inc.	20,100	893,847
Oceaneering International, Inc.*	16,300	877,918

		1,771,765

Packaging and Containers — 1.2%
Temple-Inland, Inc.	78,600	1,466,676

Pharmaceuticals — 2.5%
AmerisourceBergen Corp.	55,300	1,695,498
Shire Plc ADR	22,100	1,486,888

		3,182,386

Retail — 4.0%
J.C. Penney Co., Inc.	74,900	2,035,782
Ltd. Brands, Inc.	45,400	1,215,812
Macy’s, Inc.	76,500	1,766,385

		5,017,979

Semiconductors — 0.8%
Lam Research Corp.*	25,500	1,067,175

Telecommunications — 1.2%
Anixter International, Inc.*#	27,100	1,463,129

Transportation — 0.5%
Ship Finance International Ltd.	29,596	575,050

TOTAL COMMON STOCKS (Cost $85,222,773)		94,599,160

REAL ESTATE INVESTMENT TRUSTS — 3.6%
Building & Real Estate — 0.7%
Annaly Capital Management, Inc.#	53,800	946,880

Diversified — 0.9%
Vornado Realty Trust#	13,816	1,181,683

Office Property — 1.2%
Alexandria Real Estate Equities, Inc.#	8,400	588,000
Boston Properties, Inc.#	10,500	872,760

		1,460,760

Regional Malls — 0.8%
The Macerich Co.	22,877	982,567

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,745,056)		4,571,890

SHORT-TERM INVESTMENTS — 5.6%
BlackRock Liquidity Funds FedFund - Institutional Shares	3,504,671	3,504,671

	Number of Shares	Value†

BlackRock Liquidity Funds TempFund - Institutional Shares	$3,504,671	$3,504,671

TOTAL SHORT-TERM INVESTMENTS (Cost $7,009,342)		7,009,342

SECURITIES LENDING COLLATERAL — 15.5%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.222%, 10/01/2010# (Cost $19,501,018)	19,501,018	19,501,018

TOTAL INVESTMENTS — 100.0% (Cost $114,478,189)(a)		$125,681,410

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $115,903,310. Net unrealized appreciation was $9,778,100. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $17,418,192 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,640,092.
#	Security position is either entirely or partially on loan.

ADR — American Depository Receipt.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

MID CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$94,599,160	$94,599,160	$—	$—
REAL ESTATE INVESTMENT TRUSTS	4,571,890	4,571,890	—	—
SHORT-TERM INVESTMENTS	7,009,342	7,009,342	—	—
SECURITIES LENDING COLLATERAL	19,501,018	19,501,018	—	—

TOTAL INVESTMENTS	$125,681,410	$125,681,410	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 79.8%
Advertising — 4.2%
Omnicom Group, Inc.	24,700	$975,156
The Interpublic Group of Cos., Inc.*	126,000	1,263,780

		2,238,936

Agriculture — 1.1%
Bunge Ltd.#	9,700	573,852

Apparel — 0.5%
VF Corp.	3,500	283,570

Auto Parts & Equipment — 2.5%
Lear Corp.*	4,700	370,971
WABCO Holdings, Inc.*	23,100	968,814

		1,339,785

Banks — 9.5%
CIT Group, Inc.*	9,600	391,872
City National Corp.	15,400	817,278
Comerica, Inc.#	13,900	516,385
Commerce Bancshares, Inc.	11,160	419,505
Cullen/Frost Bankers, Inc.#	10,000	538,700
KeyCorp	72,400	576,304
M&T Bank Corp.#	3,700	302,697
Signature Bank*	7,500	291,300
SunTrust Banks, Inc.	5,300	136,899
TCF Financial Corp.#	34,380	556,612
UMB Financial Corp.	6,500	230,815
Zions Bancorporation	16,000	341,760

		5,120,127

Chemicals — 2.6%
Air Products & Chemicals, Inc.	6,300	521,766
Celanese Corp., Series A	4,000	128,400
Eastman Chemical Co.	3,500	259,000
Olin Corp.	23,200	467,712

		1,376,878

Commercial Services — 0.9%
The Western Union Co.	26,600	470,022

Computers — 0.6%
Diebold, Inc.	10,400	323,336

Diversified Financial Services — 3.7%
Affiliated Managers Group, Inc.*	5,700	444,657
Invesco Ltd.#	20,100	426,723
Lazard Ltd., Class A#	31,400	1,101,512

		1,972,892

Electric — 2.4%
CMS Energy Corp.#	35,300	636,106
Northeast Utilities	8,900	263,173
PPL Corp.#	15,200	413,896

		1,313,175

Electrical Components & Equipment — 0.8%
AMETEK, Inc.	8,900	425,153

Electronics — 0.8%
Gentex Corp.	5,700	111,207

	Number of Shares	Value†

Electronics — (continued)
Tyco Electronics Ltd.	11,100	$324,342

		435,549

Entertainment — 0.4%
Penn National Gaming, Inc.*	6,900	204,309

Environmental Control — 0.8%
Republic Services, Inc.	14,495	441,952

Hand & Machine Tools — 0.7%
Kennametal, Inc.	12,400	383,532

Healthcare Products — 2.9%
Kinetic Concepts, Inc.*	12,300	449,934
Patterson Cos., Inc.	7,800	223,470
The Cooper Cos., Inc.#	10,400	480,688
Zimmer Holdings, Inc.*	7,600	397,708

		1,551,800

Healthcare Services — 1.3%
HealthSouth Corp.*	18,800	360,960
Universal Health Services, Inc., Class B	8,100	314,766

		675,726

Household Products & Wares — 1.6%
Fortune Brands, Inc.	13,700	674,451
Tupperware Brands Corp.	4,400	201,344

		875,795

Insurance — 2.6%
ACE Ltd.#	4,600	267,950
AON Corp.#	5,800	226,838
Markel Corp.*	400	137,836
PartnerRe Ltd.	7,800	625,404
W. R. Berkley Corp.	6,000	162,420

		1,420,448

Iron & Steel — 2.7%
Reliance Steel & Aluminum Co.	17,800	739,234
Steel Dynamics, Inc.	15,500	218,705
United States Steel Corp.#	11,500	504,160

		1,462,099

Lodging — 0.3%
Marriott International, Inc., Class A#	4,696	168,258

Media — 0.9%
Meredith Corp.#	14,200	473,002

Mining — 2.3%
Agnico-Eagle Mines Ltd.	8,500	603,755
IAMGOLD Corp.	26,800	474,628
Royal Gold, Inc.	3,500	174,440

		1,252,823

Miscellaneous Manufacturing — 5.0%
Eaton Corp.	8,300	684,667
Ingersoll-Rand Plc	12,000	428,520
Pall Corp.	10,500	437,220
Parker Hannifin Corp.#	6,100	427,366
Pentair, Inc.	3,400	114,342
Trinity Industries, Inc.	6,500	144,755

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Tyco International Ltd.#	12,400	$455,452

		2,692,322

Oil & Gas — 4.0%
Cabot Oil & Gas Corp.	4,400	132,484
EQT Corp.	17,400	627,444
Forest Oil Corp.*#	3,300	98,010
Helmerich & Payne, Inc.	5,500	222,530
Murphy Oil Corp.	1,900	117,648
QEP Resources, Inc	16,000	482,240
Questar Corp.	11,300	198,089
Range Resources Corp.	6,700	255,471

		2,133,916

Oil & Gas Services — 3.2%
Halliburton Co.	18,681	617,781
Superior Energy Services, Inc.*	14,100	376,329
Weatherford International Ltd.*	43,300	740,430

		1,734,540

Packaging and Containers — 2.2%
Ball Corp.	7,200	423,720
Greif, Inc., Class A	7,800	458,952
Owens-Illinois, Inc.*	11,400	319,884

		1,202,556

Pharmaceuticals — 4.0%
AmerisourceBergen Corp.	7,500	229,950
McKesson Corp.	6,900	426,282
Mylan, Inc.*#	39,400	741,114
Par Pharmaceutical Cos., Inc.*	5,500	159,940
Warner Chilcott Plc, Class A	15,800	354,552
Watson Pharmaceuticals, Inc.*	5,300	224,243

		2,136,081

Pipelines — 2.3%
El Paso Corp.	74,300	919,834
The Williams Cos., Inc.	16,800	321,048

		1,240,882

Retail — 3.9%
Big Lots, Inc.*#	3,200	106,400
Guess?, Inc.#	5,500	223,465
J. Crew Group, Inc.*	6,300	211,806
J.C. Penney Co., Inc.	3,000	81,540
Macy’s, Inc.	5,400	124,686
PetSmart, Inc.	14,400	504,000
Pier 1 Imports, Inc.*#	65,700	538,083
Regis Corp.	16,400	313,732

		2,103,712

Semiconductors — 2.1%
Analog Devices, Inc.	6,300	197,694
Micron Technology, Inc.*#	45,800	330,218
National Semiconductor Corp.	25,800	329,466
Xilinx, Inc.#	10,100	268,761

		1,126,139

Software — 4.8%
Adobe Systems, Inc.*	13,222	345,755
Fiserv, Inc.*	15,100	812,682

	Number of Shares	Value†

Software — (continued)
Intuit, Inc.*	10,600	$464,386
VeriFone Systems, Inc.*	31,000	963,170

		2,585,993

Telecommunications — 1.2%
CenturyLink, Inc.#	15,414	608,236
Qwest Communications International, Inc.#	7,500	47,025

		655,261

Transportation — 0.9%
Heartland Express, Inc.	9,900	147,213
Kansas City Southern*	8,800	329,208

		476,421

Water — 0.1%
Aqua America, Inc.#	3,600	73,440

TOTAL COMMON STOCKS (Cost $37,179,754)		42,944,282

REAL ESTATE INVESTMENT TRUSTS — 1.0%
Mixed Industrial/Office — 0.3%
Duke Realty Corp	13,900	161,101

Office Property — 0.7%
Alexandria Real Estate Equities, Inc.#	5,100	357,000

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $442,016)		518,101

SHORT-TERM INVESTMENTS — 3.7%
BlackRock Liquidity Funds TempCash - Institutional Shares	992,827	992,827
BlackRock Liquidity Funds TempFund - Institutional Shares	992,826	992,826
TOTAL SHORT-TERM INVESTMENTS (Cost $1,985,653)		1,985,653

SECURITIES LENDING COLLATERAL — 15.5%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.222%, 10/01/2010 (Cost $8,348,086)	8,348,086	8,348,086

TOTAL INVESTMENTS — 100.0% (Cost $47,955,509)(a)		$53,796,122

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $48,193,425. Net unrealized appreciation/depreciation was $5,840,613. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $6,284,406 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $681,709.
#	Security position is either entirely or partially on loan.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

MID CORE VALUE FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$42,944,282	$42,944,282	$—	$—
REAL ESTATE INVESTMENT TRUSTS	518,101	518,101	—	—
SHORT-TERM INVESTMENTS	1,985,653	1,985,653	—	—
SECURITIES LENDING COLLATERAL	8,348,086	8,348,086	—	—

TOTAL INVESTMENTS	$53,796,122	$53,796,122	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 96.6%
Advertising — 1.5%
The Interpublic Group of Cos., Inc.*	30,300	$303,909

Aerospace & Defense — 0.7%
Esterline Technologies Corp.*	2,538	145,250

Auto Manufacturers — 1.0%
Navistar International Corp.*	2,200	96,008
Oshkosh Corp.*	3,700	101,750

		197,758

Biotechnology — 1.6%
Acorda Therapeutics, Inc.*	7,100	234,442
Vertex Pharmaceuticals, Inc.*	2,400	82,968

		317,410

Chemicals — 1.5%
Celanese Corp., Series A	4,600	147,660
Rockwood Holdings, Inc.*	5,000	157,350

		305,010

Commercial Services — 17.7%
Alliance Data Systems Corp.*	7,100	463,346
Apollo Group, Inc., Class A*	2,300	118,105
Bridgepoint Education, Inc.*	24,400	377,224
Career Education Corp.*	5,800	124,526
Coinstar, Inc.*	6,400	275,136
Euronet Worldwide, Inc.*	6,800	122,332
Gartner, Inc.*	7,415	218,298
Hertz Global Holdings, Inc.*	11,300	119,667
Live Nation Entertainment, Inc.*	25,662	253,540
Manpower, Inc.	6,200	323,640
Resources Connection, Inc.	13,146	180,889
Ritchie Bros. Auctioneers, Inc.	4,200	87,234
The Corporate Executive Board Co.	10,200	321,912
VistaPrint N.V.*	7,136	275,806
Wright Express Corp.*	9,977	356,279

		3,617,934

Computers — 3.7%
IHS, Inc., Class A*	5,000	340,000
MICROS Systems, Inc.*	4,200	177,786
SYKES Enterprises, Inc.*	17,587	238,832

		756,618

Distribution & Wholesale — 2.4%
LKQ Corp.*	6,700	139,360
Watsco, Inc.	2,300	128,064
WESCO International, Inc.*	5,800	227,882

		495,306

Diversified Financial Services — 0.6%
Raymond James Financial, Inc.	5,200	131,716

Electronics — 2.5%
Dolby Laboratories, Inc., Class A*	3,400	193,154
Gentex Corp.	5,100	99,501
PerkinElmer, Inc.	5,900	136,526
Thomas & Betts Corp.*	2,100	86,142

		515,323

	Number of Shares	Value†

Engineering & Construction — 0.5%
URS Corp.*	2,800	$106,344

Entertainment — 4.9%
National CineMedia, Inc.	22,144	396,378
Penn National Gaming, Inc.*	4,300	127,323
Scientific Games Corp., Class A*	48,862	473,961

		997,662

Environmental Control — 0.8%
Clean Harbors, Inc.*	2,300	155,825

Healthcare Products — 4.5%
Align Technology, Inc.*	10,900	213,422
DENTSPLY International, Inc.	4,100	131,077
Gen-Probe, Inc.*	3,400	164,764
NuVasive, Inc.*	7,325	257,401
Sirona Dental Systems, Inc.*	4,133	148,953

		915,617

Healthcare Services — 0.7%
Brookdale Senior Living, Inc.*	9,200	150,052

Home Furnishings — 1.6%
Harman International Industries, Inc.*	3,500	116,935
TiVo, Inc.*	22,700	205,662

		322,597

Insurance — 1.2%
Allied World Assurance Co. Holdings Ltd.	1,700	96,203
The Hanover Insurance Group, Inc.	3,300	155,100

		251,303

Internet — 7.2%
Blue Coat Systems, Inc.*	6,000	144,360
Equinix, Inc.*	900	92,115
Expedia, Inc.	7,800	220,038
GSI Commerce, Inc.*	26,683	659,070
NetFlix, Inc.*	900	145,944
Sapient Corp.	17,826	213,377

		1,474,904

Leisure Time — 3.3%
Polaris Industries, Inc.	5,649	367,750
WMS Industries, Inc.*	8,145	310,080

		677,830

Lodging — 2.5%
Gaylord Entertainment Co.*	9,000	274,500
Hyatt Hotels Corp., Class A*	6,550	244,905

		519,405

Machinery - Construction & Mining — 1.0%
Bucyrus International, Inc.	3,000	208,050

Machinery - Diversified — 1.6%
Gardner Denver, Inc.	6,116	328,307

Metal Fabricate/Hardware — 1.3%
Timken Co.	7,000	268,520

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — 0.8%
Leggett & Platt, Inc.	6,800	$154,768

Oil & Gas — 2.5%
Brigham Exploration Co.*	7,800	146,250
Petrohawk Energy Corp.*	5,933	95,759
Whiting Petroleum Corp.*	2,757	263,321

		505,330

Packaging and Containers — 0.7%
Owens-Illinois, Inc.*	4,800	134,688

Pharmaceuticals — 6.5%
Auxilium Pharmaceuticals, Inc.*	7,100	175,938
Impax Laboratories, Inc.*	5,700	112,860
Mylan, Inc.*	10,933	205,650
Onyx Pharmaceuticals, Inc.*	10,650	280,947
Perrigo Co.	3,900	250,458
Valeant Pharmaceuticals International, Inc.	12,000	300,600

		1,326,453

Real Estate — 0.7%
C.B. Richard Ellis Group, Inc., Class A*	8,333	152,327

Retail — 5.7%
Aeropostale, Inc.*	5,900	137,175
Dick’s Sporting Goods, Inc.*	6,300	176,652
Express, Inc.*	6,500	98,865
GameStop Corp., Class A*	6,200	122,202
Guess?, Inc.	3,800	154,394
Phillips-Van Heusen Corp.	8,000	481,280

		1,170,568

Semiconductors — 4.9%
Fairchild Semiconductor International, Inc.*	12,248	115,131
Microsemi Corp.*	22,513	386,098
PMC-Sierra, Inc.*	51,000	375,360
Teradyne, Inc.*	11,800	131,452

		1,008,041

Software — 2.0%
Blackboard, Inc.*	5,000	180,200
Quality Systems, Inc.	3,595	238,384

		418,584

Telecommunications — 6.3%
MetroPCS Communications, Inc.*	25,400	265,684
NII Holdings, Inc.*	14,933	613,746
SBA Communications Corp., Class A*	10,000	403,000

		1,282,430

Transportation — 2.2%
Atlas Air Worldwide Holdings, Inc.*	5,600	281,680
Nordic American Tanker Shipping	2,700	72,252
UTi Worldwide, Inc.	6,100	98,088

		452,020

TOTAL COMMON STOCKS (Cost $16,424,101)		19,767,859

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 3.4%
BlackRock Liquidity Funds TempCash - Institutional Shares	$351,366	$351,366
BlackRock Liquidity Funds TempFund - Institutional Shares	351,365	351,365

TOTAL SHORT-TERM INVESTMENTS (Cost $702,731)		702,731

TOTAL INVESTMENTS — 100.0% (Cost $17,126,832)(a)		$20,470,590

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $17,388,220. Net unrealized appreciation/depreciation was $3,082,370. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,124,334 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,041,964.

PENN SERIES FUNDS, INC.

SMID CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$19,767,859	$19,767,859	$—	$—
SHORT-TERM INVESTMENTS	702,731	702,731	—	—

TOTAL INVESTMENTS	$20,470,590	$20,470,590	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 87.1%
Advertising — 1.1%
The Interpublic Group of Cos., Inc.*	24,700	$247,741

Agriculture — 1.5%
Bunge Ltd.	3,250	192,270
Universal Corp.	3,575	143,322

		335,592

Airlines — 0.5%
Alaska Air Group, Inc.*	2,350	119,921

Apparel — 0.9%
Jones Apparel Group, Inc.	10,300	202,292

Auto Parts & Equipment — 4.4%
Cooper Tire & Rubber Co.	9,350	183,540
Dana Holding Corp.*	22,200	273,504
Federal-Mogul Corp.*	13,000	245,830
TRW Automotive Holdings Corp.*	6,500	270,140

		973,014

Banks — 7.5%
Associated Banc-Corp.	14,400	189,936
CapitalSource, Inc.	27,800	148,452
City National Corp.	2,350	124,714
Comerica, Inc.	7,500	278,625
Marshall & Ilsley Corp.	28,100	197,824
Popular, Inc.*	59,100	171,390
Susquehanna Bancshares, Inc.	21,200	178,928
Umpqua Holdings Corp.	9,100	103,194
Webster Financial Corp.	8,800	154,528
Whitney Holding Corp.	14,900	121,733

		1,669,324

Beverages — 1.1%
Constellation Brands, Inc., Class A*	13,275	234,835

Building Materials — 0.6%
Masco Corp.	11,900	131,019

Chemicals — 5.1%
Arch Chemicals, Inc.	6,050	212,294
Cytec Industries, Inc.	4,325	243,843
Huntsman Corp.	21,600	249,696
PolyOne Corp.*	20,500	247,845
Rockwood Holdings, Inc.*	6,150	193,541

		1,147,219

Commercial Services — 2.0%
Convergys Corp.*	22,100	230,945
Hertz Global Holdings, Inc.*	12,600	133,434
Kelly Services, Inc., Class A*	7,900	92,667

		457,046

Computers — 1.6%
Insight Enterprises, Inc.*	13,000	203,320
NCR Corp.*	10,550	143,797

		347,117

Distribution & Wholesale — 0.9%
WESCO International, Inc.*	5,200	204,308

	Number of Shares	Value†

Diversified Financial Services — 0.6%
MF Global Holdings Ltd.*	17,800	$128,160

Electric — 5.9%
CMS Energy Corp.	14,325	258,136
Northeast Utilities	8,600	254,302
NV Energy, Inc.	18,400	241,960
Pepco Holdings, Inc.	16,200	301,320
Portland General Electric Co.	12,575	255,021

		1,310,739

Electrical Components & Equipment — 1.8%
EnerSys*	7,300	182,281
General Cable Corp.*	8,350	226,452

		408,733

Electronics — 3.6%
Arrow Electronics, Inc.*	4,550	121,622
AU Optronics Corp. ADR*	14,740	154,180
Avnet, Inc.*	4,300	116,143
Flextronics International Ltd.*	26,200	158,248
Thomas & Betts Corp.*	6,250	256,375

		806,568

Food — 2.0%
Smithfield Foods, Inc.*	13,650	229,730
SUPERVALU, Inc.	9,000	103,770
Tyson Foods, Inc., Class A	7,500	120,150

		453,650

Gas — 3.6%
NiSource, Inc.	16,475	286,665
Southern Union Co.	10,500	252,630
UGI Corp.	9,200	263,212

		802,507

Healthcare Products — 1.8%
Kinetic Concepts, Inc.*	5,850	213,993
Teleflex, Inc.	3,300	187,374

		401,367

Healthcare Services — 2.4%
AMERIGROUP Corp.*	4,950	210,226
LifePoint Hospitals, Inc.*	6,350	222,631
Molina Healthcare, Inc.*	4,000	107,960

		540,817

Home Builders — 1.1%
NVR, Inc.*	180	116,555
Pulte Group, Inc.*	13,900	121,764

		238,319

Household Products & Wares — 1.0%
American Greetings Corp., Class A	12,200	226,798

Insurance — 6.7%
Aspen Insurance Holdings Ltd.	8,850	267,978
Assurant, Inc.	4,900	199,430
Endurance Specialty Holdings Ltd.	5,300	210,940
Fidelity National Financial, Inc., Class A	9,100	142,961
Platinum Underwriters Holdings Ltd.	6,100	265,472
Reinsurance Group of America, Inc.	5,025	242,657

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Unum Group	7,775	$172,216

		1,501,654

Iron & Steel — 1.7%
Reliance Steel & Aluminum Co.	5,750	238,798
Steel Dynamics, Inc.	9,300	131,223

		370,021

Leisure Time — 1.7%
Callaway Golf Co.	13,700	95,900
Royal Caribbean Cruises Ltd.*	9,000	283,770

		379,670

Lodging — 1.0%
Wyndham Worldwide Corp.	8,400	230,748

Machinery—Construction & Mining — 0.9%
Terex Corp.*	8,825	202,269

Machinery—Diversified — 0.8%
Briggs & Stratton Corp.	9,700	184,397

Media — 2.0%
CBS Corp., Class B	8,250	130,845
Gannett Co., Inc.	9,600	117,408
Meredith Corp.	5,925	197,362

		445,615

Metal Fabricate/Hardware — 2.0%
Commercial Metals Co.	13,150	190,544
Mueller Industries, Inc.	9,850	260,926

		451,470

Miscellaneous Manufacturing — 1.6%
A. O. Smith Corp.	2,350	136,042
Trinity Industries, Inc.	9,500	211,565

		347,607

Oil & Gas — 3.7%
Forest Oil Corp.*	8,100	240,570
Helmerich & Payne, Inc.	4,400	178,024
Rowan Cos., Inc.*	6,350	192,786
Swift Energy Co.*	7,400	207,792

		819,172

Oil & Gas Services — 1.6%
Helix Energy Solutions Group, Inc.*	19,400	216,116
Oil States International, Inc.*	2,800	130,340

		346,456

Pharmaceuticals — 0.7%
Par Pharmaceutical Cos., Inc.*	5,300	154,124

Real Estate — 1.4%
C.B. Richard Ellis Group, Inc., Class A*	9,700	177,316
Jones Lang LaSalle, Inc.	1,525	131,562

		308,878

Retail — 3.3%
AnnTaylor Stores Corp.*	11,400	230,736
Foot Locker, Inc.	8,500	123,505
Office Depot, Inc.*	39,650	182,390

	Number of Shares	Value†

Retail — (continued)
Signet Jewelers Ltd.	6,400	$203,136

		739,767

Savings & Loans — 2.6%
Astoria Financial Corp.	9,100	124,033
First Niagara Financial Group, Inc.	16,400	191,060
People’s United Financial, Inc.	8,300	108,647
Washington Federal, Inc.	10,650	162,519

		586,259

Semiconductors — 0.2%
Lam Research Corp.*	800	33,480

Telecommunications — 2.7%
Amdocs Ltd.*	4,475	128,254
Anixter International, Inc.*	4,950	267,250
CommScope, Inc.*	9,050	214,847

		610,351

Transportation — 1.5%
Con-way, Inc.	4,300	133,257
Teekay Corp.	7,900	211,167

		344,424

TOTAL COMMON STOCKS (Cost $16,030,765)		19,443,448

REAL ESTATE INVESTMENT TRUSTS — 7.3%
Apartments — 1.7%
BRE Properties, Inc.	2,900	120,350
Camden Property Trust	5,300	254,241

		374,591

Diversified — 0.8%
Entertainment Properties Trust	4,100	177,038

Factory Outlets — 0.9%
Tanger Factory Outlet Centers, Inc.	4,125	194,452

Hotels & Resorts — 1.7%
DiamondRock Hospitality Co.*	21,000	199,290
Sunstone Hotel Investors, Inc.*	19,509	176,947

		376,237

Office Property — 1.7%
BioMed Realty Trust, Inc.	6,800	121,856
Brandywine Realty Trust	21,100	258,475

		380,331

Regional Malls — 0.5%
CBL & Associates Properties, Inc.	9,400	122,764

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,510,431)		1,625,413

SHORT-TERM INVESTMENTS — 5.6%
BlackRock Liquidity Funds TempCash - Institutional Shares	627,213	627,213

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — (continued)
BlackRock Liquidity Funds TempFund - Institutional Shares	627,212	$627,212

TOTAL SHORT-TERM INVESTMENTS (Cost $1,254,425)		1,254,425

TOTAL INVESTMENTS — 100.0% (Cost $18,795,621)(a)		$22,323,286

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $18,801,464. Net unrealized appreciation was $3,521,822. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,869,646 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $347,824.

ADR — American Depository Receipt.

PENN SERIES FUNDS, INC.

SMID CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$19,443,448	$19,443,448	$—	$—
REAL ESTATE INVESTMENT TRUSTS	1,625,413	1,625,413	—	—
SHORT-TERM INVESTMENTS	1,254,425	1,254,425	—	—

TOTAL INVESTMENTS	$22,323,286	$22,323,286	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 74.2%
Aerospace & Defense — 1.0%
AeroVironment, Inc.*	46,724	$1,039,609

Airlines — 0.9%
Copa Holdings S.A., Class A	17,417	938,950

Apparel — 3.1%
Crocs, Inc.*	105,300	1,369,953
Iconix Brand Group, Inc.*	74,050	1,295,875
Under Armour, Inc., Class A*#	14,525	654,206

		3,320,034

Auto Parts & Equipment — 0.6%
Tenneco, Inc.*	23,250	673,553

Biotechnology — 1.8%
AMAG Pharmaceuticals, Inc.*	38,035	654,582
Cubist Pharmaceuticals, Inc.*#	52,673	1,232,022

		1,886,604

Commercial Services — 9.4%
Aegean Marine Petroleum Network, Inc.#	144,682	2,407,509
American Public Education, Inc.*#	67,930	2,232,180
Parexel International Corp.*	27,521	636,561
Resources Connection, Inc.	51,700	711,392
SuccessFactors, Inc.*	32,000	803,520
The Corporate Executive Board Co.	36,874	1,163,743
VistaPrint N.V.*#	54,379	2,101,748

		10,056,653

Computers — 1.1%
Syntel, Inc.	26,316	1,171,062

Distribution & Wholesale — 0.6%
Titan Machinery, Inc.*	38,703	630,859

Diversified Financial Services — 4.1%
Financial Engines, Inc.*	53,250	707,160
Greenhill & Co., Inc.#	11,631	922,571
Higher One Holdings, Inc.*#	73,915	1,218,858
MF Global Holdings Ltd.*	93,775	675,180
World Acceptance Corp.*#	19,400	856,704

		4,380,473

Electric — 0.7%
EnerNOC, Inc.*#	23,466	737,067

Energy-Alternate Sources — 0.2%
China Ming Yang Wind Power Group Ltd. ADS*	18,493	258,902

Engineering & Construction — 0.6%
Chicago Bridge & Iron Co. NV*	26,400	645,480

Healthcare Products — 5.3%
Abaxis, Inc.*	51,448	1,188,449
Align Technology, Inc.*#	59,966	1,174,134
Masimo Corp.#	39,048	1,066,401
NuVasive, Inc.*#	64,480	2,265,827

		5,694,811

	Number of Shares	Value†

Healthcare Services — 1.2%
IPC The Hospitalist Co., Inc.*	45,195	$1,234,727

Home Furnishings — 1.2%
Tempur-Pedic International, Inc.*	43,059	1,334,829

Insurance — 2.5%
First American Financial Corp.	47,800	714,132
MGIC Investment Corp.*	208,603	1,925,406

		2,639,538

Internet — 2.9%
Archipelago Learning, Inc.*#	52,874	632,902
Constant Contact, Inc.*#	44,020	943,348
Sapient Corp.	69,600	833,112
Terremark Worldwide, Inc.*#	67,946	702,562

		3,111,924

Leisure Time — 1.5%
Life Time Fitness, Inc.*#	39,355	1,553,342

Metal Fabricate/Hardware — 1.5%
Haynes International, Inc.	23,887	834,134
RBC Bearings, Inc.*	22,147	752,555

		1,586,689

Mining — 1.0%
Horsehead Holding Corp.*	105,955	1,045,776

Oil & Gas — 8.2%
Comstock Resources, Inc.*#	113,635	2,555,651
Goodrich Petroleum Corp.*#	149,457	2,177,589
Petrohawk Energy Corp.*	157,803	2,546,940
Quicksilver Resources, Inc.*	122,608	1,544,861

		8,825,041

Pharmaceuticals — 3.6%
BioMarin Pharmaceutical, Inc.*#	64,879	1,450,046
Cardiome Pharma Corp.*	112,636	687,079
Durect Corp.*	296,550	753,237
Pozen, Inc.*	130,371	923,027

		3,813,389

Retail — 4.7%
AerCap Holdings N.V.*	154,706	1,830,172
Buffalo Wild Wings, Inc.*	16,047	768,491
Cabela’s, Inc.*#	55,425	1,051,966
Talbots, Inc.*#	107,100	1,403,010

		5,053,639

Semiconductors — 4.4%
Netlogic Microsystems, Inc.*#	58,393	1,610,479
Rubicon Technology, Inc.*	19,373	439,573
Teradyne, Inc.*#	240,904	2,683,671

		4,733,723

Software — 4.1%
CommVault Systems, Inc.*	30,726	799,798
InnerWorkings, Inc.*#	191,966	1,261,217
NetSuite, Inc.*	28,062	661,421
Quality Systems, Inc.#	12,300	815,613

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Rosetta Stone, Inc.*#	40,477	$859,731

		4,397,780

Storage & Warehousing — 0.6%
Mobile Mini, Inc.*	43,498	667,259

Telecommunications — 3.3%
Acme Packet, Inc.*	18,928	718,128
Atheros Communications, Inc.*#	75,152	1,980,255
Ciena Corp.*#	51,575	803,023

		3,501,406

Transportation — 4.1%
Celadon Group, Inc.*	53,479	738,545
Echo Global Logistics, Inc.*#	51,264	654,641
Knight Transportation, Inc.#	44,700	864,051
Old Dominion Freight Line, Inc.*	28,637	727,953
Scorpio Tankers, Inc.*	68,010	767,833
Vitran Corp., Inc.*	59,063	646,740

		4,399,763

TOTAL COMMON STOCKS (Cost $70,908,463)		79,332,882

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity Funds TempCash - Institutional Shares	549,481	549,481
BlackRock Liquidity Funds TempFund - Institutional Shares	549,481	549,481

TOTAL SHORT-TERM INVESTMENTS (Cost $1,098,962)		1,098,962

SECURITIES LENDING COLLATERAL — 24.8%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.222%, 10/01/2010 (Cost $26,520,698)	26,520,698	26,520,698

TOTAL INVESTMENTS — 100.0% (Cost $98,528,123)(a)		$106,952,542

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $74,601,178. Net unrealized appreciation/depreciation was $5,830,666. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $12,878,049 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,047,383.

ADS — American Depository Share

PENN SERIES FUNDS, INC.

SMALL CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$79,332,882	79,332,882	$—	$—
SHORT-TERM INVESTMENTS	1,098,962	1,098,962	—	—
SECURITIES LENDING COLLATERAL	26,520,698	26,520,698	—	—

TOTAL INVESTMENTS	$106,952,542	106,952,542	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 68.1%
Aerospace & Defense — 1.1%
AAR Corp.*	41,527	$774,894
Kaman Corp.	32,930	863,095
TransDigm Group, Inc.*	6,661	413,315

		2,051,304

Airlines — 1.6%
AirTran Holdings, Inc.*#	293,521	2,157,379
JetBlue Airways Corp.*#	106,750	714,158

		2,871,537

Apparel — 1.4%
G-III Apparel Group Ltd.*#	24,695	774,929
Iconix Brand Group, Inc.*	50,290	880,075
The Warnaco Group, Inc.*	15,650	800,185

		2,455,189

Auto Parts & Equipment — 0.9%
Tenneco, Inc.*	20,110	582,586
TRW Automotive Holdings Corp.*	25,921	1,077,277

		1,659,863

Banks — 9.6%
Bank of the Ozarks, Inc.	25,088	930,514
Boston Private Financial Holdings, Inc.	40,475	264,707
Bridge Capital Holdings*	11,083	96,976
Capital City Bank Group, Inc.#	4,709	57,167
CoBiz Financial, Inc.#	32,701	181,818
CVB Financial Corp.#	69,896	524,919
East West Bancorp, Inc.	43,052	700,887
F.N.B. Corp.#	49,122	420,484
First Financial Bankshares, Inc.#	22,710	1,067,143
First Midwest Bancorp, Inc.	53,928	621,790
FirstMerit Corp.	42,409	776,933
Glacier Bancorp, Inc.	85,018	1,241,263
Hancock Holding Co.#	25,340	761,974
Heritage Financial Corp.*	13,391	187,474
Home Bancshares, Inc.	20,619	418,978
IBERIABANK Corp.	12,742	636,845
Lakeland Financial Corp.	14,758	275,384
MB Financial, Inc.	41,310	670,048
Northwest Bancshares, Inc.	40,963	458,376
PacWest Bancorp#	10,089	192,296
Pinnacle Financial Partners, Inc.*#	36,119	331,934
PrivateBancorp, Inc.#	30,860	351,495
Prosperity Bancshares, Inc.#	31,528	1,023,714
Sandy Spring Bancorp, Inc.	16,136	250,108
SCBT Financial Corp.	19,517	608,735
Sierra Bancorp	8,391	103,629
Signature Bank*	38,016	1,476,541
Simmons First National Corp., Class A	10,089	285,216
Southcoast Financial Corp.*	15,447	62,406
Summit State Bank	11,718	79,097
Texas Capital Bancshares, Inc.*#	27,220	470,089
The First of Long Island Corp.	8,357	208,758
Trico Bancshares#	19,718	303,066
UMB Financial Corp.	14,383	510,740
United Community Banks, Inc.*	18,578	41,615

	Number of Shares	Value†

Banks — (continued)
Webster Financial Corp.	35,340	$620,570

		17,213,689

Building Materials — 0.9%
Comfort Systems USA, Inc.	98,298	1,054,737
Universal Forest Products, Inc.#	18,523	541,798

		1,596,535

Chemicals — 2.5%
H.B. Fuller Co.	54,035	1,073,675
Minerals Technologies, Inc.	24,826	1,462,748
PolyOne Corp.*	133,609	1,615,333
Solutia, Inc.*	18,253	292,413

		4,444,169

Commercial Services — 2.9%
Aaron’s, Inc.	19,488	359,554
Aegean Marine Petroleum Network, Inc.	89,921	1,496,285
Convergys Corp.*	52,520	548,834
Monro Muffler Brake, Inc.#	12,705	585,828
On Assignment, Inc.*	46,677	245,054
PHH Corp.*#	27,951	588,648
RSC Holdings, Inc.*#	93,165	695,011
Team Health Holdings, Inc.*#	47,385	611,740

		5,130,954

Computers — 1.7%
Electronics for Imaging, Inc.*	85,627	1,037,799
Mentor Graphics Corp.*	84,285	890,892
MTS Systems Corp.#	21,702	672,762
NetScout Systems, Inc.*	21,170	434,197

		3,035,650

Cosmetics & Personal Care — 0.2%
Elizabeth Arden, Inc.*	17,721	354,243

Distribution & Wholesale — 1.8%
Beacon Roofing Supply, Inc.*	49,698	724,100
Fossil, Inc.*	20,487	1,101,996
Watsco, Inc.#	23,403	1,303,079

		3,129,175

Diversified Financial Services — 1.7%
BGC Partners, Inc., Class A#	39,822	237,737
E*Trade Financial Corp.*	14,232	206,933
KBW, Inc.	17,391	445,210
Knight Capital Group, Inc., Class A*#	41,752	517,307
MF Global Holdings Ltd.*	57,849	416,513
Ocwen Financial Corp.*	41,854	424,400
Piper Jaffray Cos.*#	15,721	457,953
Stifel Financial Corp.*#	5,780	267,556

		2,973,609

Electric — 3.8%
CH Energy Group, Inc.	930	41,069
Cleco Corp.	46,261	1,370,251
El Paso Electric Co.*	115,179	2,738,956
Great Plains Energy, Inc.	12,408	234,511
MGE Energy, Inc.	9,608	380,381
NorthWestern Corp.#	9,506	270,921
Portland General Electric Co.	6,240	126,547

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electric — (continued)
The Empire District Electric Co.#	8,005	$161,301
UniSource Energy Corp.	12,432	415,602
Westar Energy, Inc.	40,582	983,302

		6,722,841

Electrical Components & Equipment — 0.8%
EnerSys*	38,396	958,748
Littelfuse, Inc.*#	11,260	492,062

		1,450,810

Electronics — 0.9%
Checkpoint Systems, Inc.*	31,003	630,911
Watts Water Technologies, Inc., Class A#	26,255	893,983

		1,524,894

Engineering & Construction — 0.3%
Michael Baker Corp.*	9,010	296,969
MYR Group, Inc.*	17,820	292,070

		589,039

Environmental Control — 0.4%
Waste Connections, Inc.*#	20,090	796,769

Food — 1.1%
Lance, Inc.	16,815	358,160
The Hain Celestial Group, Inc.*	32,434	777,767
TreeHouse Foods, Inc.*#	18,400	848,240

		1,984,167

Gas — 0.9%
South Jersey Industries, Inc.	7,111	351,781
Southwest Gas Corp.	33,029	1,109,444
The Laclede Group, Inc.	5,680	195,506

		1,656,731

Hand & Machine Tools — 0.5%
Regal-Beloit Corp.#	15,748	924,250

Healthcare Products — 1.3%
American Medical Systems Holdings, Inc.*#	44,424	869,822
Cardiac Science Corp.*	106,842	192,316
Hill-Rom Holdings, Inc.#	16,973	609,161
West Pharmaceutical Services, Inc.	17,858	612,708

		2,284,007

Healthcare Services — 1.3%
Amedisys, Inc.*#	32,079	763,480
LHC Group, Inc.*#	23,510	545,197
Lincare Holdings, Inc.#	43,154	1,082,734

		2,391,411

Home Builders — 0.5%
Meritage Homes Corp.*	33,688	660,959
The Ryland Group, Inc.#	10,010	179,379

		840,338

Insurance — 5.5%
Alterra Capital Holdings Ltd.#	44,293	882,317
American Equity Investment Life Holding Co.#	134,613	1,378,437
Aspen Insurance Holdings Ltd.	17,290	523,541
Donegal Group, Inc., Class A	21,870	285,841

	Number of Shares	Value†

Insurance — (continued)
Enstar Group Ltd.*	5,552	$403,075
Meadowbrook Insurance Group, Inc.	176,616	1,584,245
MGIC Investment Corp.*#	83,520	770,890
ProAssurance Corp.*	20,165	1,161,302
RLI Corp.#	13,715	776,543
Symetra Financial Corp.	52,328	547,351
The PMI Group, Inc.*	98,963	363,194
Tower Group, Inc.#	47,933	1,119,236

		9,795,972

Investment Companies — 1.1%
Apollo Investment Corp.	53,280	545,054
Ares Capital Corp.	22,879	358,056
Golub Capital BDC, Inc.	18,890	289,017
PennantPark Investment Corp.	42,727	453,334
Solar Capital Ltd.	16,490	353,711

		1,999,172

Iron & Steel — 0.3%
Metals USA Holdings Corp.*	22,140	287,377
Schnitzer Steel Industries, Inc., Class A#	5,394	260,423

		547,800

Leisure Time — 0.7%
Polaris Industries, Inc.	7,121	463,577
WMS Industries, Inc.*#	19,023	724,206

		1,187,783

Lodging — 0.6%
Gaylord Entertainment Co.*#	32,903	1,003,542

Machinery—Diversified — 1.5%
Altra Holdings, Inc.*	19,651	289,459
Applied Industrial Technologies, Inc.	22,662	693,457
Graco, Inc.	18,009	571,426
Robbins & Myers, Inc.#	28,670	767,783
Tennant Co.	11,929	368,606

		2,690,731

Metal Fabricate/Hardware — 1.2%
Commercial Metals Co.	86,930	1,259,616
Olympic Steel, Inc.	34,973	804,029

		2,063,645

Mining — 0.7%
Kaiser Aluminum Corp.#	30,998	1,326,404

Miscellaneous Manufacturing — 1.2%
Actuant Corp., Class A	54,721	1,256,394
AZZ, Inc.	8,265	354,072
Carlisle Cos., Inc.	16,166	484,172

		2,094,638

Oil & Gas — 3.1%
Atlas Energy, Inc.*	48,103	1,377,670
Brigham Exploration Co.*	43,015	806,531
Resolute Energy Corp.*	109,665	1,212,895
Rex Energy Corp.*#	59,989	767,859
Rosetta Resources, Inc.*	56,255	1,321,430

		5,486,385

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas Services — 1.0%
Key Energy Services, Inc.*	104,911	$997,704
T-3 Energy Services, Inc.*	29,481	770,928

		1,768,632

Pharmaceuticals — 0.4%
Herbalife Ltd.	11,183	674,894

Real Estate — 0.3%
Retail Opportunity Investments Corp.#	62,477	597,905

Retail — 4.4%
Big Lots, Inc.*#	11,347	377,288
Casey’s General Stores, Inc.	3,675	153,431
DineEquity, Inc.*#	10,848	487,943
Ezcorp, Inc., Class A*	14,779	296,171
First Cash Financial Services, Inc.*	18,121	502,858
Hibbett Sports, Inc.*	8,215	204,964
HSN, Inc.*	42,452	1,269,315
Jo-Ann Stores, Inc.*#	20,481	912,429
Jos. A. Bank Clothiers, Inc.*#	22,734	968,696
Talbots, Inc.*#	42,664	558,898
The Children’s Place Retail Stores, Inc.*	9,349	455,951
The Finish Line, Inc., Class A#	4,954	68,910
The Pantry, Inc.*	31,977	770,965
World Fuel Services Corp.#	34,111	887,227

		7,915,046

Savings & Loans — 1.2%
Berkshire Hills Bancorp, Inc.	3,713	70,398
Brookline Bancorp, Inc.	53,469	533,621
Dime Community Bancshares	21,056	291,626
First Financial Holdings, Inc.	18,977	211,404
Flushing Financial Corp.	22,996	265,834
NewAlliance Bancshares, Inc.	36,062	455,102
WSFS Financial Corp.	8,036	301,430

		2,129,415

Semiconductors — 2.2%
ATMI, Inc.*	12,070	179,360
Entegris, Inc.*	122,574	572,421
Fairchild Semiconductor International, Inc.*	85,547	804,142
Micrel, Inc.#	34,439	339,568
MKS Instruments, Inc.*	39,352	707,549
Semtech Corp.*	42,527	858,620
Standard Microsystems Corp.*	20,225	461,332

		3,922,992

Software — 1.4%
Avid Technology, Inc.*	50,590	663,235
CommVault Systems, Inc.*	10,418	271,180
Monotype Imaging Holdings, Inc.*	36,364	332,731
Parametric Technology Corp.*	22,678	443,128
SYNNEX Corp.*	30,995	872,199

		2,582,473

Telecommunications — 2.5%
Anixter International, Inc.*#	24,899	1,344,297
CommScope, Inc.*	25,160	597,299
Knology, Inc.*	50,421	677,154
Plantronics, Inc.#	14,305	483,223

	Number of Shares	Value†

Telecommunications — (continued)
Polycom, Inc.*#	18,994	$518,156
Premiere Global Services, Inc.*	106,477	753,857

		4,373,986

Textiles — 0.4%
G&K Services, Inc., Class A	28,973	662,323

Transportation — 0.3%
Golar LNG Energy Ltd.*	4,519	6,914
Golar LNG Ltd.#	31,635	396,070
Scorpio Tankers, Inc.*	11,233	126,821

		529,805

TOTAL COMMON STOCKS (Cost $110,733,178)		121,434,717

REAL ESTATE INVESTMENT TRUSTS — 9.9%
Apartments — 1.4%
American Campus Communities, Inc.	67,834	2,064,867
Education Realty Trust, Inc.	64,422	460,617

		2,525,484

Building & Real Estate — 3.3%
Capstead Mortgage Corp.	36,172	393,189
Coresite Realty Corp.*#	9,910	162,425
Cypress Sharpridge Investments, Inc.	87,790	1,171,996
Hatteras Financial Corp.#	20,461	582,525
MFA Financial, Inc.	227,833	1,738,366
National Retail Properties, Inc.#	70,079	1,759,684

		5,808,185

Healthcare — 1.6%
Cogdell Spencer, Inc.	61,094	386,114
Medical Properties Trust, Inc.	85,157	863,492
Omega Healthcare Investors, Inc.	69,361	1,557,155

		2,806,761

Hotels & Resorts — 0.1%
Pebblebrook Hotel Trust*	12,976	233,698

Mixed Industrial/Office — 1.6%
Dupont Fabros Technology, Inc.#	16,865	424,155
Entertainment Properties Trust#	35,946	1,552,148
PS Business Parks, Inc.	15,488	876,156

		2,852,459

Office Property — 1.4%
BioMed Realty Trust, Inc.#	87,339	1,565,115
Parkway Properties, Inc.#	68,399	1,012,305

		2,577,420

Strip Centers — 0.5%
Acadia Realty Trust#	47,430	901,170

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $16,947,965)		17,705,177

SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,999,985	1,999,985

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — (continued)
RBB Sansom Street Fund Money Market Portfolio	$1,999,986	$1,999,986

TOTAL SHORT-TERM INVESTMENTS (Cost $3,999,971)		3,999,971

SECURITIES LENDING COLLATERAL — 19.7%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.222%, 10/01/2010 (Cost $35,210,205)	35,210,205	35,210,205

TOTAL INVESTMENTS — 100.0% (Cost $166,891,319)(a)		$178,350,070

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $132,680,179. Net unrealized appreciation was $10,459,686. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $21,328,926 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $10,869,240.

PENN SERIES FUNDS, INC.

SMALL CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$121,434,717	$121,434,717	$—	$—
REAL ESTATE INVESTMENT TRUSTS	17,705,177	17,705,177	—	—
SHORT-TERM INVESTMENTS	3,999,971	3,999,971	—	—
SECURITIES LENDING COLLATERAL	35,210,205	35,210,205	—	—

TOTAL INVESTMENTS	$178,350,070	$178,350,070	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 68.3%
Advertising — 0.1%
APAC Customer Services, Inc.*	447	$2,530
Harte-Hanks, Inc.	678	7,913
Marchex, Inc., Class B	645	3,515

		13,958

Aerospace & Defense — 1.0%
AAR Corp.*	679	12,670
AeroVironment, Inc.*	318	7,075
Astronics Corp.*	168	2,932
Cubic Corp.	352	14,362
Curtiss-Wright Corp.	835	25,300
Ducommun, Inc.	265	5,772
Esterline Technologies Corp.*	587	33,594
GenCorp, Inc.*#	1,240	6,101
HEICO Corp.	561	25,604
Herley Industries, Inc.*	285	4,702
Kaman Corp.	448	11,742
Kratos Defense & Security Solutions, Inc.*	300	3,195
LMI Aerospace, Inc.*	153	2,436
Moog, Inc., Class A*	841	29,864
National Presto Industries, Inc.	96	10,221
Orbital Sciences Corp.*	1,113	17,029
Teledyne Technologies, Inc.*	677	26,958
Triumph Group, Inc.#	317	23,645

		263,202

Agriculture — 0.3%
Alico, Inc.	51	1,185
Alliance One International, Inc.*	1,356	5,627
Cadiz, Inc.*#	157	1,611
Griffin Land & Nurseries, Inc.	40	1,058
Limoneira Co.#	100	2,014
MGP Ingredients ,Inc.	300	2,355
Star Scientific, Inc.*	2,044	4,292
Tejon Ranch Co.*	188	4,074
The Andersons, Inc.#	411	15,577
Universal Corp.#	455	18,241
Vector Group Ltd.#	832	15,551

		71,585

Airlines — 0.6%
AirTran Holdings, Inc.*#	2,493	18,324
Alaska Air Group, Inc.*	750	38,272
Allegiant Travel Co.#	306	12,950
Hawaiian Holdings, Inc.*	726	4,349
JetBlue Airways Corp.*	4,502	30,118
Pinnacle Airlines Corp.*	500	2,715
Republic Airways Holdings, Inc.*#	701	5,804
SkyWest, Inc.	1,081	15,091
US Airways Group, Inc.*#	2,991	27,667

		155,290

Apparel — 1.5%
American Apparel, Inc.*	527	648
Carter’s, Inc.*	1,156	30,437
Cherokee, Inc.#	200	3,648
Columbia Sportswear Co.	211	12,331
Crocs, Inc.*	1,806	23,496
Deckers Outdoor Corp.*	727	36,321

	Number of Shares	Value†

Apparel — (continued)
Delta Apparel, Inc.*	200	$3,000
G-III Apparel Group Ltd.*#	304	9,540
Iconix Brand Group, Inc.*	1,444	25,270
Joe’s Jeans, Inc.*	1,100	2,321
Jones Apparel Group, Inc.#	1,691	33,211
K-Swiss, Inc., Class A*	424	5,406
Lacrosse Footwear, Inc.	100	1,381
Maidenform Brands, Inc.*	438	12,636
Oxford Industries, Inc.	208	4,946
Perry Ellis International, Inc.*	214	4,676
Quiksilver, Inc.*	2,860	11,183
RG Barry Corp.	200	2,058
Skechers U.S.A., Inc., Class A*#	601	14,118
Steven Madden Ltd.*#	525	21,557
The Timberland Co., Class A*	751	14,877
The Warnaco Group, Inc.*	864	44,176
True Religion Apparel, Inc.*	426	9,091
Under Armour, Inc., Class A*#	723	32,564
Unifi, Inc.*	1,082	4,880
Volcom, Inc.*#	367	7,017
Weyco Group, Inc.	100	2,422
Wolverine World Wide, Inc.#	905	26,254

		399,465

Auto Manufacturers — 0.1%
Force Protection, Inc.*	1,255	6,325
Wabash National Corp.*	1,500	12,135

		18,460

Auto Parts & Equipment — 0.8%
American Axle & Manufacturing Holdings, Inc.*#	1,016	9,164
Amerigon, Inc.*	568	5,850
ArvinMeritor, Inc.*#	1,864	28,967
ATC Technology Corp.*	415	10,267
Commercial Vehicle Group, Inc.*	400	4,072
Cooper Tire & Rubber Co.#	1,249	24,518
Dana Holding Corp.*#	2,711	33,400
Dorman Products, Inc.*	196	6,041
Douglas Dynamics, Inc.	200	2,470
Exide Technologies*	1,387	6,644
Fuel Systems Solutions, Inc.*#	234	9,152
Miller Industries, Inc.	187	2,530
Modine Manufacturing Co.*	877	11,375
Spartan Motors, Inc.	417	1,935
Standard Motor Products, Inc.	400	4,212
Superior Industries International, Inc.	419	7,240
Tenneco, Inc.*	1,188	34,416
Titan International, Inc.#	755	10,245

		212,498

Banks — 4.3%
1st Source Corp.	326	5,659
1st United Bancorp, Inc.*	400	2,572
Alliance Financial Corp.	73	2,207
American National Bankshares, Inc.	109	2,391
Ameris Bancorp*	447	4,179
Ames National Corp.#	199	3,968

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Arrow Financial Corp.#	140	$3,513
BancFirst Corp.	160	6,474
Banco Latinoamericano de Exportaciones S.A., Class E	610	8,815
Bancorp Rhode Island, Inc.	69	1,927
Bancorp, Inc.*	512	3,425
Bank Mutual Corp.	632	3,280
Bank of Marin Bancorp#	90	2,902
Bank of the Ozarks, Inc.	238	8,827
Boston Private Financial Holdings, Inc.#	1,258	8,227
Bridge Bancorp, Inc.	107	2,674
Bryn Mawr Bank Corp.	232	3,995
Camden National Corp.	126	4,366
Capital City Bank Group, Inc.#	269	3,266
Cardinal Financial Corp.	618	5,939
Cass Information Systems, Inc.#	210	7,205
Cathay General Bancorp#	1,392	16,551
Center Financial Corp.*	700	3,563
CenterState Banks of Florida, Inc.	432	3,707
Century Bancorp, Inc., Class A	69	1,648
Chemical Financial Corp.#	466	9,618
Citizens & Northern Corp.	156	2,028
Citizens Republic Bancorp, Inc.*	7,235	6,519
City Holding Co.	348	10,673
CNB Financial Corp.	153	2,104
CoBiz Financial, Inc.#	600	3,336
Columbia Banking System, Inc.#	862	16,938
Community Bank System, Inc.	591	13,599
Community Trust Bancorp, Inc.	221	5,987
CVB Financial Corp.	1,653	12,414
Eagle Bancorp, Inc.*	385	4,420
Encore Bancshares, Inc.*#	200	1,438
Enterprise Financial Services Corp.	182	1,693
F.N.B. Corp.#	2,416	20,681
Financial Institutions, Inc.	140	2,472
First Bancorp#	324	4,413
First Bancorp, Inc.	234	3,236
First BanCorp.*	1,918	537
First Busey Corp.#	1,002	4,559
First Commonwealth Financial Corp.	2,184	11,903
First Community Bancshares, Inc.	326	4,205
First Financial Bancorp#	1,032	17,214
First Financial Bankshares, Inc.#	447	21,005
First Financial Corp.#	180	5,310
First Interstate Bancsystem, Inc.	200	2,692
First Merchants Corp.	538	4,105
First Midwest Bancorp, Inc.	1,314	15,150
First South Bancorp, Inc.#	200	1,984
FirstMerit Corp.	2,129	39,003
German American Bancorp, Inc.	292	5,011
Glacier Bancorp, Inc.	1,329	19,403
Great Southern Bancorp, Inc.	171	3,723
Green Bankshares, Inc.*#	200	1,358
Hancock Holding Co.#	544	16,358
Hanmi Financial Corp.*	2,500	3,200
Heartland Financial USA, Inc.	317	4,879

	Number of Shares	Value†

Banks — (continued)
Heritage Financial Corp.*	208	$2,912
Home Bancshares, Inc.	382	7,762
Hudson Valley Holding Corp.	200	3,904
IBERIABANK Corp.	495	24,740
Independent Bank Corp.	371	8,355
International Bancshares Corp.#	1,019	17,211
Lakeland Bancorp, Inc.#	508	4,282
Lakeland Financial Corp.	294	5,486
MainSource Financial Group, Inc.	221	1,688
MB Financial, Inc.	937	15,198
Merchants Bancshares, Inc.	86	2,145
Metro Bancorp, Inc.*	263	2,733
Midsouth Bancorp, Inc.	186	2,632
MidWestOne Financial Group, Inc.	100	1,466
Nara Bancorp, Inc.*	739	5,217
National Bankshares, Inc.	119	3,070
National Penn Bancshares, Inc.	2,258	14,113
NBT Bancorp, Inc.#	612	13,507
Northwest Bancshares, Inc.	2,206	24,685
Old National Bancorp	1,750	18,375
OmniAmerican Bancorp, Inc.*	291	3,280
Oriental Financial Group, Inc.#	1,010	13,433
Orrstown Financial Services, Inc.	87	2,015
Pacific Continental Corp.	262	2,371
PacWest Bancorp#	523	9,968
Park National Corp.	313	20,045
Peapack-Gladstone Financial Corp.	89	1,048
Penns Woods Bancorp, Inc.	68	2,247
Peoples Bancorp, Inc.#	272	3,365
Pinnacle Financial Partners, Inc.*	563	5,174
Porter Bancorp, Inc.	61	612
PrivateBancorp, Inc.#	898	10,228
Prosperity Bancshares, Inc.#	863	28,022
Renasant Corp.#	537	8,168
Republic Bancorp, Inc., Class A	134	2,831
S&T Bancorp, Inc.#	459	7,996
S.Y. Bancorp, Inc.	197	4,890
Sandy Spring Bancorp, Inc.	480	7,440
SCBT Financial Corp.	196	6,113
Sierra Bancorp	212	2,618
Signature Bank*	756	29,363
Simmons First National Corp., Class A	300	8,481
Southside Bancshares, Inc.	318	6,007
Southwest Bancorp, Inc.#	436	5,655
State Bancorp, Inc.	335	3,008
StellarOne Corp.	316	4,020
Sterling Bancorp#	386	3,354
Sterling Bancshares, Inc.#	1,686	9,054
Suffolk Bancorp	143	3,621
Susquehanna Bancshares, Inc.#	2,658	22,434
SVB Financial Group*#	868	36,734
Taylor Capital Group, Inc.*#	200	2,294
Texas Capital Bancshares, Inc.*#	704	12,158
The First of Long Island Corp.	95	2,373
Tompkins Financial Corp.	158	6,266
Tower Bancorp, Inc.	63	1,277

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
TowneBank#	459	$6,867
Trico Bancshares#	304	4,673
TrustCo Bank Corp.	1,352	7,517
Trustmark Corp.	1,282	27,871
UMB Financial Corp.	641	22,762
Umpqua Holdings Corp.#	2,336	26,490
Union First Market Bankshares Corp.	326	4,258
United Bankshares, Inc.#	746	18,568
United Community Banks, Inc.*	1,891	4,236
Univest Corp. of Pennsylvania#	300	5,238
Virginia Commerce Bancorp*	400	1,944
Washington Banking Co.	175	2,426
Washington Trust Bancorp, Inc.	270	5,162
Webster Financial Corp.	1,177	20,668
WesBanco, Inc.	415	6,781
West Bancorporation, Inc.*	268	1,688
West Coast Bancorp*	1,700	3,876
Westamerica Bancorporation#	542	29,534
Western Alliance Bancorp*	1,075	7,203
Whitney Holding Corp.	1,700	13,889
Wilshire Bancorp, Inc.	276	1,805
Wintrust Financial Corp.	642	20,807

		1,146,155

Beverages — 0.1%
Boston Beer Co., Inc., Class A*	160	10,699
Coca-Cola Bottling Co. Consolidated	74	3,917
Farmer Bros. Co.	204	3,264
Heckmann Corp.*	1,413	5,511
National Beverage Corp.	242	3,388
Peet’s Coffee & Tea, Inc.*#	272	9,310

		36,089

Biotechnology — 1.5%
Acorda Therapeutics, Inc.*	731	24,138
Affymax, Inc.*#	310	1,845
Alnylam Pharmaceuticals, Inc.*	739	9,075
AMAG Pharmaceuticals, Inc.*	356	6,127
Arena Pharmaceuticals, Inc.*#	2,006	3,149
Ariad Pharmaceuticals, Inc.*#	2,264	8,648
Arqule, Inc.*	909	4,681
Aveo Pharmaceuticals, Inc.*	300	3,342
BioCryst Pharmaceuticals, Inc.*	597	2,949
Biosante Pharmaceuticals, Inc.*	1,300	2,184
Biotime, Inc.*#	400	1,900
Cambrex Corp.*	667	2,835
Celera Corp.*	1,483	9,995
Celldex Therapeutics, Inc.*#	644	2,576
Chelsea Therapeutics International, Inc.*	874	4,475
Clinical Data, Inc.*	154	2,598
Cubist Pharmaceuticals, Inc.*#	1,111	25,986
Curis, Inc.*#	1,673	2,292
Cytokinetics, Inc.*	519	1,370
CytRx Corp.*	2,800	2,100
Dynavax Technologies Corp.*	1,400	2,562
Emergent BioSolutions, Inc.*	373	6,438
Enzo Biochem, Inc.*	795	3,021
Enzon Pharmaceuticals, Inc.*#	905	10,181

	Number of Shares	Value†

Biotechnology — (continued)
Exact Sciences Corp.*#	700	$5,068
Exelixis, Inc.*	2,469	9,678
Geron Corp.*	1,850	10,230
Halozyme Therapeutics, Inc.*#	1,489	11,480
Immunogen, Inc.*	1,207	7,568
Immunomedics, Inc.*	1,436	4,624
Incyte Corp. Ltd.*#	1,769	28,286
Inhibitex, Inc.*	1,000	1,800
Inovio Pharmaceuticals, Inc.*	2,100	2,625
InterMune, Inc.*#	1,011	13,770
Lexicon Pharmaceuticals, Inc.*	3,626	5,802
Ligand Pharmaceuticals, Inc., Class B*	2,667	4,214
Martek Biosciences Corp.*#	586	13,261
Maxygen, Inc.*#	600	3,474
Micromet, Inc.*	1,429	9,603
Momenta Pharmaceuticals, Inc.*	736	11,077
Nanosphere, Inc.*	200	1,006
Neuralstem, Inc.*#	800	2,016
Novavax, Inc.*#	1,329	2,911
NPS Pharmaceuticals, Inc.*#	1,057	7,230
Omeros Corp.*	266	1,939
PDL BioPharma, Inc.	2,924	15,380
Peregrine Pharmaceuticals, Inc.*	1,000	1,450
RTI Biologics, Inc.*	709	1,865
Sangamo Biosciences, Inc.*	1,003	3,440
Seattle Genetics, Inc.*#	1,667	25,889
SEQUENOM, Inc.*#	1,597	11,195
StemCells, Inc.*	3,281	2,723
SuperGen, Inc.*	651	1,361
The Medicines Co.*	993	14,101
Vical, Inc.*#	1,121	2,500
ZIOPHARM Oncology, Inc.*#	900	3,375
ZymoGenetics, Inc.*	1,086	10,588

		395,996

Building Materials — 0.5%
AAON, Inc.	192	4,516
Apogee Enterprises, Inc.	543	4,968
Broadwind Energy, Inc.*#	1,724	3,224
Builders FirstSource, Inc.*	373	850
Comfort Systems USA, Inc.	737	7,908
Drew Industries, Inc.*#	291	6,070
Gibraltar Industries, Inc.*#	501	4,499
Interline Brands, Inc.*	590	10,644
Louisiana-Pacific Corp.*#	2,394	18,123
LSI Industries, Inc.#	314	2,016
NCI Building Systems, Inc.*#	464	4,422
Quanex Building Products Corp.	825	14,248
Simpson Manufacturing Co., Inc.	785	20,237
Texas Industries, Inc.	388	12,230
Trex Co., Inc.*#	231	4,405
Universal Forest Products, Inc.#	383	11,203

		129,563

Chemicals — 1.6%
A. Schulman, Inc.	588	11,848
Aceto Corp.	642	4,359
American Vanguard Corp.	478	2,954

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
Arch Chemicals, Inc.	424	$14,878
Balchem Corp.	506	15,600
Ferro Corp.*	1,597	20,585
Georgia Gulf Corp.*	600	9,804
H.B. Fuller Co.	871	17,307
Hawkins, Inc.#	149	5,278
Innophos Holdings, Inc.	373	12,346
KMG Chemicals, Inc.	200	2,818
Kraton Performance Polymers, Inc.*	241	6,543
Landec Corp.*	518	3,217
Minerals Technologies, Inc.	364	21,447
NewMarket Corp.	180	20,462
Olin Corp.	1,641	33,083
OM Group, Inc.*	554	16,686
Omnova Solutions, Inc.*	668	4,803
PolyOne Corp.*	1,939	23,442
Quaker Chemical Corp.	211	6,870
Rockwood Holdings, Inc.*	997	31,376
Sensient Technologies Corp.	995	30,338
Solutia, Inc.*	2,432	38,961
Spartech Corp.*#	446	3,662
Stepan Co.#	154	9,103
TPC Group, Inc.*	200	4,764
W.R. Grace & Co.*	1,453	40,597
Westlake Chemical Corp.#	335	10,027
Zep, Inc.	392	6,836
Zoltek Cos., Inc.*	595	5,783

		435,777

Coal — 0.2%
Cloud Peak Energy, Inc.*	634	11,570
International Coal Group, Inc.*	2,470	13,140
James River Coal Co.*	632	11,079
Patriot Coal Corp.#	1,621	18,496

		54,285

Commercial Services — 4.1%
ABM Industries, Inc.	939	20,273
Accretive Health, Inc.*	200	2,166
Administaff, Inc.	424	11,418
Advance America Cash Advance Centers, Inc.	1,133	4,566
Albany Molecular Research, Inc.*	547	3,490
American Public Education, Inc.*#	355	11,665
AMN Healthcare Services, Inc.*	709	3,644
Arbitron, Inc.	546	15,272
Asset Acceptance Capital Corp.*#	214	1,149
Avis Budget Group, Inc.*#	2,066	24,069
Barrett Business Services, Inc.	142	2,157
Bridgepoint Education, Inc.*#	333	5,148
Capella Education Co.*#	308	23,907
Cardtronics, Inc.*	457	7,052
CBIZ, Inc.*	661	3,920
CDI Corp.	241	3,114
Cenveo, Inc.*#	799	4,019
Chemed Corp.	505	28,770
Coinstar, Inc.*#	640	27,514
Consolidated Graphics, Inc.*	142	5,886

	Number of Shares	Value†

Commercial Services — (continued)
Corinthian Colleges, Inc.*#	1,570	$11,021
Corvel Corp.*	181	7,683
CoStar Group, Inc.*#	447	21,773
CPI Corp.	92	2,381
CRA International, Inc.*	174	3,141
Cross Country Healthcare, Inc.*	584	4,199
Deluxe Corp.	1,107	21,177
Diamond Management & Technology Consultants, Inc.	481	6,013
Dollar Financial Corp.*	452	9,433
Dollar Thrifty Automotive Group, Inc.*#	603	30,234
Electro Rent Corp.	215	2,855
Euronet Worldwide, Inc.*	1,055	18,979
ExlService Holdings, Inc.*	400	7,780
Forrester Research, Inc.*	275	9,097
Franklin Covey Co.*	241	1,916
Global Cash Access Holdings, Inc.*	886	3,615
Grand Canyon Education, Inc.*	567	12,434
Great Lakes Dredge & Dock Corp.	951	5,525
H&E Equipment Services, Inc.*#	359	2,861
Healthcare Services Group	920	20,967
Heartland Payment Systems, Inc.	769	11,704
Heidrick & Struggles International, Inc.	269	5,240
Hill International, Inc.*	589	2,639
HMS Holdings Corp.*	571	33,655
Hudson Highland Group, Inc.*	600	2,064
Huron Consulting Group, Inc.*	428	9,412
ICF International, Inc.*	348	8,724
K12, Inc.*	483	14,021
Kelly Services, Inc., Class A*	414	4,856
Kendle International, Inc.*	309	2,880
Kenexa Corp.*	534	9,356
Kforce, Inc.*	653	8,959
Korn/Ferry International*	890	14,721
Landauer, Inc.	180	11,273
Learning Tree International, Inc.	118	1,194
LECG Corp.*	700	770
Lincoln Educational Services Corp.*#	265	3,819
Live Nation Entertainment, Inc.*#	2,817	27,832
Mac-Gray Corp.	199	2,414
MAXIMUS, Inc.	410	25,248
McGrath Rentcorp	453	10,849
Medifast, Inc.*	231	6,267
MedQuist, Inc.*	191	1,673
Midas, Inc.*	124	944
MoneyGram International, Inc.*	1,124	2,743
Monro Muffler Brake, Inc.#	425	19,597
Multi-Color Corp.	167	2,572
National Research Corp.	29	756
Navigant Consulting, Inc.*	1,105	12,851
On Assignment, Inc.*	852	4,473
Parexel International Corp.*	1,112	25,721
PHH Corp.*#	1,189	25,040
Pre-Paid Legal Services, Inc.*#	187	11,686
Princeton Review, Inc.*	210	428
Prospect Medical Holdings, Inc.*	300	2,550

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Rent-A-Center, Inc.#	1,244	$27,841
Resources Connection, Inc.	794	10,925
Rollins, Inc.#	772	18,049
RSC Holdings, Inc.*	810	6,043
Rural/Metro Corp.*#	400	3,404
SFN Group, Inc.*	767	4,610
Sotheby’s#	1,268	46,688
Standard Parking Corp.*	393	6,720
Steiner Leisure Ltd.*	343	13,068
Stewart Enterprises, Inc., Class A	1,508	8,128
SuccessFactors, Inc.*	1,155	29,002
Team Health Holdings, Inc.*	372	4,803
Team, Inc.*	292	5,025
TeleTech Holdings, Inc.*	482	7,153
The Advisory Board Co.*	325	14,349
The Corporate Executive Board Co.	696	21,966
The GEO Group, Inc.*	1,173	27,390
The Hackett Group, Inc.*	801	3,308
The Providence Service Corp.*	200	3,278
TNS, Inc.*	442	7,492
Transcend Services, Inc.*	216	3,294
TrueBlue, Inc.*	876	11,957
United Rentals, Inc.*	1,133	16,814
Universal Technical Institute, Inc.#	325	6,354
Valassis Communications, Inc.*#	923	31,280
Viad Corp.	371	7,175
Volt Information Sciences, Inc.*	200	1,440
Wright Express Corp.*	740	26,425

		1,115,195

Computers — 1.9%
3D Systems Corp.*#	355	5,577
Agilysys, Inc.*	376	2,444
CACI International, Inc., Class A*	550	24,893
Ciber, Inc.*	757	2,279
Compellent Technologies, Inc.*	381	6,927
Computer Task Group, Inc.*	279	2,132
Cray, Inc.*	699	4,613
Digimarc Corp.*	100	2,346
Echelon Corp.*	705	6,028
Electronics for Imaging, Inc.*	1,004	12,168
Fortinet, Inc.*	874	21,850
Hutchinson Technology, Inc.*	500	1,735
iGate Corp.	457	8,290
Imation Corp.*	584	5,449
Immersion Corp.*	442	2,612
Insight Enterprises, Inc.*	976	15,265
Integral Systems, Inc.*	135	996
Isilon Systems, Inc.*	538	11,987
Jack Henry & Associates, Inc.	1,674	42,687
LivePerson, Inc.*	1,025	8,610
Magma Design Automation, Inc.*	1,000	3,700
Manhattan Associates, Inc.*	417	12,239
Maxwell Technologies, Inc.*	466	6,808
Mentor Graphics Corp.*	2,176	23,000
Mercury Computer Systems, Inc.*	436	5,245
MTS Systems Corp.	360	11,160

	Number of Shares	Value†

Computers — (continued)
NCI, Inc., Class A*	73	$1,381
Netezza Corp.*	931	25,090
NetScout Systems, Inc.*	665	13,639
Quantum Corp.*	3,961	8,397
Radiant Systems, Inc.*	568	9,713
RadiSys Corp.*	540	5,087
RealD, Inc.*	400	7,396
Rimage Corp.*	251	4,126
Riverbed Technology, Inc.*	1,210	55,152
Silicon Graphics International Corp.*	666	5,168
SMART Modular Technologies (WWH), Inc.*#	900	5,427
Spansion, Inc., Class A*	200	2,994
SRA International, Inc., Class A*	745	14,691
STEC, Inc.*#	690	8,591
Stratasys, Inc.*#	421	11,670
Super Micro Computer, Inc.*	540	5,611
SYKES Enterprises, Inc.*	736	9,995
Synaptics, Inc.*#	649	18,263
Syntel, Inc.	280	12,460
Tier Technologies, Inc., Class B*	309	1,712
Unisys Corp.*#	779	21,734
Virtusa Corp.*	289	2,800
Wave Systems Corp., Class A*	1,500	3,360
Xyratex Ltd.*	500	7,420

		512,917

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc.*	551	11,015
Inter Parfums, Inc.	324	5,699
Revlon, Inc., Class A*	270	3,407

		20,121

Distribution & Wholesale — 0.7%
Beacon Roofing Supply, Inc.*	807	11,758
BlueLinx Holdings, Inc.*	396	1,580
BMP Sunstone Corp.*	658	5,001
Brightpoint, Inc.*	1,215	8,493
Chindex International, Inc.*	314	4,744
Core-Mark Holding Co., Inc.*	241	7,461
Houston Wire & Cable Co.	369	3,701
MWI Veterinary Supply, Inc.*	226	13,045
Owens & Minor, Inc.	1,169	33,270
Pool Corp.	1,069	21,455
Rentrak Corp.*	165	4,169
ScanSource, Inc.*	507	14,064
School Specialty, Inc.*#	292	3,799
Titan Machinery, Inc.*	323	5,265
United Stationers, Inc.*	529	28,307
Watsco, Inc.#	541	30,123

		196,235

Diversified Financial Services — 1.3%
Artio Global Investors, Inc.	496	7,589
Asta Funding, Inc.	300	2,289
BGC Partners, Inc., Class A#	1,107	6,609
Calamos Asset Management, Inc., Class A	269	3,093
Cohen & Steers, Inc.#	271	5,881

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
CompuCredit Holdings Corp.	142	$684
Cowen Group, Inc., Class A*	400	1,316
Credit Acceptance Corp.*#	126	7,631
Diamond Hill Investment Group, Inc.	50	3,650
Doral Financial Corp.*	77	128
Duff & Phelps Corp., Class A	670	9,025
Encore Capital Group, Inc.*	197	3,550
Epoch Holding Corp.	280	3,606
Evercore Partners, Inc., Class A	325	9,298
FBR Capital Markets Corp.*	1,108	3,479
Federal Agricultural Mortgage Corp., Class C	200	2,164
Financial Engines, Inc.*	200	2,656
GAMCO Investors, Inc., Class A	162	6,242
GFI Group, Inc.	1,124	5,215
Gleacher & Co., Inc.*#	1,111	1,789
Higher One Holdings, Inc.*	300	4,947
International Assets Holding Corp.*#	293	5,303
Investment Technology Group, Inc.*	800	11,376
JMP Group, Inc.	263	1,604
Kayne Anderson Energy Development Co.	268	4,301
KBW, Inc.	721	18,458
Knight Capital Group, Inc., Class A*	1,895	23,479
LaBranche & Co., Inc.*	592	2,309
Ladenburg Thalmann Financial Services, Inc.*	1,800	1,836
MarketAxess Holdings, Inc.	624	10,596
Marlin Business Services Corp.*	200	2,400
MF Global Holdings Ltd.*	2,188	15,754
National Financial Partners Corp.*#	815	10,326
Nelnet, Inc., Class A	456	10,433
NewStar Financial, Inc.*	500	3,705
Ocwen Financial Corp.*	1,560	15,818
Oppenheimer Holdings, Inc., Class A	138	3,857
optionsXpress Holdings, Inc.*	770	11,827
Penson Worldwide, Inc.*	473	2,351
Piper Jaffray Cos.*#	287	8,360
Portfolio Recovery Associates, Inc.*	312	20,171
Pzena Investment Management, Inc., Class A	130	893
Sanders Morris Harris Group, Inc.	182	1,030
Stifel Financial Corp.*#	683	31,616
SWS Group, Inc.	368	2,639
Teton Advisors, Inc., Class B~	2	14
The First Marblehead Corp.*	714	1,671
The Student Loan Corp.#	100	2,970
TradeStation Group, Inc.*	710	4,672
Virtus Investment Partners, Inc.*	72	2,179
Westwood Holdings Group, Inc.#	111	3,755
World Acceptance Corp.*	362	15,986

		342,530

Electric — 1.4%
Allete, Inc.	620	22,587
Ameresco, Inc., Class A*	300	3,570
Avista Corp.	1,049	21,903
Black Hills Corp.	756	23,587
Central Vermont Public Service Corp.	191	3,853

	Number of Shares	Value†

Electric — (continued)
CH Energy Group, Inc.	362	$15,986
Cleco Corp.	1,202	35,603
Dynegy, Inc.*	1,800	8,766
El Paso Electric Co.*	788	18,739
EnerNOC, Inc.*	400	12,564
IDACORP, Inc.	973	34,950
MGE Energy, Inc.	414	16,390
NorthWestern Corp.	736	20,976
Otter Tail Corp.#	692	14,110
Pike Electric Corp.*	358	2,606
PNM Resources, Inc.	1,734	19,750
Portland General Electric Co.	1,548	31,394
The Empire District Electric Co.#	745	15,012
UIL Holdings Corp.	1,008	28,385
UniSource Energy Corp.	675	22,565
Unitil Corp.	178	3,907

		377,203

Electrical Components & Equipment — 0.9%
A123 Systems, Inc.*#	1,300	11,661
Advanced Battery Technologies, Inc.*#	1,282	4,602
Advanced Energy Industries, Inc.*	656	8,567
American Superconductor Corp.*#	890	27,679
Belden, Inc.#	847	22,344
Capstone Turbine Corp.*	4,500	3,474
Encore Wire Corp.#	360	7,384
Ener1, Inc.*#	1,096	4,033
Energy Conversion Devices, Inc.*	637	3,198
EnerSys*	964	24,071
Evergreen Solar, Inc.*	4,065	2,984
Generac Holdings, Inc.*	449	6,124
GrafTech International Ltd.*	2,333	36,465
Graham Corp.	266	4,128
InSteel Industries, Inc.	391	3,511
Littelfuse, Inc.*#	478	20,889
Powell Industries, Inc.*	129	4,015
Power-One, Inc.*#	1,424	12,944
PowerSecure International, Inc.*#	198	1,833
SatCon Technology Corp.*	1,439	5,411
Universal Display Corp.*#	559	13,137
Vicor Corp.#	422	6,165

		234,619

Electronics — 1.9%
American Science & Engineering, Inc.	178	13,110
Analogic Corp.	307	13,778
Applied Energetics, Inc.*	1,900	2,128
Badger Meter, Inc.#	305	12,346
Ballantyne Strong, Inc.*	300	2,595
Bel Fuse, Inc., Class B	269	5,601
Benchmark Electronics, Inc.*	1,302	21,353
Brady Corp., Class A	984	28,703
Checkpoint Systems, Inc.*	745	15,161
Cogent, Inc.*	980	10,427
Coherent, Inc.*#	546	21,845
CTS Corp.	563	5,416
Cymer, Inc.*#	633	23,472
Daktronics, Inc.	709	6,962

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
DDi Corp.	279	$2,578
Dionex Corp.*	312	26,969
Electro Scientific Industries, Inc.*	393	4,366
FARO Technologies, Inc.*	320	6,979
FEI Co.*	692	13,542
ICx Technologies, Inc.*	163	1,231
II-VI, Inc.*	528	19,710
Keithley Instruments, Inc.	300	6,453
L-1 Identity Solutions, Inc.*#	1,408	16,516
LaBarge, Inc.*	288	3,597
Measurement Specialties, Inc.*	270	4,990
Methode Electronics, Inc.	560	5,085
Microvision, Inc.*	1,730	3,789
Multi-Fineline Electronix, Inc.*	152	3,342
Newport Corp.*	563	6,384
NVE Corp.*	109	4,690
OSI Systems, Inc.*	332	12,058
Park Electrochemical Corp.	349	9,193
Plexus Corp.*	803	23,568
Rofin-Sinar Technologies, Inc.*	586	14,873
Rogers Corp.*	347	10,924
Sanmina-SCI Corp.*#	1,700	20,536
Sonic Solutions, Inc.*#	500	5,690
Spectrum Control, Inc.*	226	3,327
SRS Labs, Inc.*	221	2,064
Stoneridge, Inc.*	273	2,869
Taser International, Inc.*#	911	3,535
Technitrol, Inc.	916	4,040
TTM Technologies, Inc.*	1,459	14,284
UQM Technologies, Inc.*	700	1,792
Watts Water Technologies, Inc., Class A#	617	21,009
Woodward Governor Co.#	1,159	37,575
X-Rite, Inc.*#	545	2,065
Zygo Corp.*	382	3,744

		506,264

Energy-Alternate Sources — 0.1%
Clean Energy Fuels Corp.*	700	9,947
Comverge, Inc.*#	507	3,985
FuelCell Energy, Inc.*	681	838
Green Plains Renewable Energy, Inc.*	467	5,655
GT Solar International, Inc.*#	1,114	9,324
Headwaters, Inc.*	1,480	5,328
Syntroleum Corp.*	1,113	2,081

		37,158

Engineering & Construction — 0.5%
Argan, Inc.*	136	1,272
Dycom Industries, Inc.*	653	6,523
EMCOR Group, Inc.*	1,308	32,164
Exponent, Inc.*	313	10,514
Granite Construction, Inc.#	644	14,645
Insituform Technologies, Inc., Class A*	722	17,458
Layne Christensen Co.*	326	8,440
Michael Baker Corp.*	191	6,295
Mistras Group, Inc.*	300	3,474
MYR Group, Inc.*	383	6,277
Orion Marine Group, Inc.*	437	5,423

	Number of Shares	Value†

Engineering & Construction — (continued)
Sterling Construction Co., Inc.*	353	$4,370
Tutor Perini Corp.*	518	10,407
VSE Corp.	104	3,668

		130,930

Entertainment — 0.5%
Ascent Media Corp., Class A*	231	6,170
Bluegreen Corp.*	184	513
Carmike Cinemas, Inc.*#	203	1,770
Churchill Downs, Inc.	220	7,858
Cinemark Holdings, Inc.	1,026	16,519
Isle of Capri Casinos, Inc.*	241	1,726
Lions Gate Entertainment Corp.*	1,200	8,820
National CineMedia, Inc.	1,146	20,513
Pinnacle Entertainment, Inc.*	1,304	14,540
Scientific Games Corp., Class A*	1,100	10,670
Shuffle Master, Inc.*	985	8,284
Speedway Motorsports, Inc.#	316	4,955
Vail Resorts, Inc.*	724	27,164
Warner Music Group Corp.*	800	3,600

		133,102

Environmental Control — 0.5%
Calgon Carbon Corp.*	1,162	16,849
Casella Waste Systems, Inc., Class A*	600	2,520
Clean Harbors, Inc.*	461	31,233
Darling International, Inc.*	1,589	13,538
Energy Recovery, Inc.*#	409	1,468
EnergySolutions, Inc.	1,566	7,877
Fuel Tech, Inc.*	375	2,351
Met-Pro Corp.	152	1,534
Metalico, Inc.*	781	2,991
Mine Safety Appliances Co.	474	12,846
Rentech, Inc.*#	4,000	3,944
Tetra Tech, Inc.*	1,297	27,198
U.S. Ecology, Inc.	442	7,072

		131,421

Food — 1.2%
Arden Group, Inc., Class A	11	907
B&G Foods, Inc., Class A	906	9,894
Cal-Maine Foods, Inc.#	223	6,463
Calavo Growers, Inc.#	251	5,442
Chiquita Brands International, Inc.*#	824	10,910
Diamond Foods, Inc.#	476	19,511
Dole Food Co., Inc.*#	560	5,124
Fresh Del Monte Produce, Inc.*	719	15,602
Great Atlantic & Pacific Tea Co.*#	409	1,620
Imperial Sugar Co.	123	1,609
Ingles Markets, Inc., Class A	304	5,049
J&J Snack Foods Corp.	332	13,921
John B. Sanfilippo & Son, Inc.*	200	2,640
Lancaster Colony Corp.	372	17,670
Lance, Inc.	460	9,798
Lifeway Foods, Inc.*#	87	915
M&F Worldwide Corp.*	168	4,091
Nash Finch Co.	240	10,210
Pilgrim’s Pride Corp.*	900	5,058

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Food — (continued)
Ruddick Corp.#	887	$30,761
Sanderson Farms, Inc.	434	18,788
Seaboard Corp.	6	10,626
Seneca Foods Corp., Class A*	111	2,907
Senomyx, Inc.*	700	2,786
Smart Balance, Inc.*	1,073	4,163
Spartan Stores, Inc.	402	5,829
The Hain Celestial Group, Inc.*	817	19,592
Tootsie Roll Industries, Inc.#	429	10,673
TreeHouse Foods, Inc.*	704	32,454
United Natural Foods, Inc.*	880	29,163
Village Super Market, Inc., Class A	68	1,900
Weis Markets, Inc.	266	10,409
Winn-Dixie Stores, Inc.*	1,027	7,322

		333,807

Forest Products & Paper — 0.4%
Boise, Inc.*	1,225	7,950
Buckeye Technologies, Inc.	701	10,312
Cellu Tissue Holdings, Inc.*	311	3,710
Clearwater Paper Corp.*#	209	15,901
Deltic Timber Corp.	192	8,602
KapStone Paper and Packaging Corp.*	720	8,741
Neenah Paper, Inc.	274	4,165
P.H. Glatfelter Co.	759	9,229
Schweitzer-Mauduit International, Inc.	335	19,534
Wausau Paper Corp.*	881	7,303
Xerium Technologies, Inc.*	200	2,636

		98,083

Gas — 1.0%
Chesapeake Utilities Corp.	157	5,686
New Jersey Resources Corp.	794	31,141
Nicor, Inc.#	846	38,764
Northwest Natural Gas Co.	550	26,097
Piedmont Natural Gas Co., Inc.#	1,426	41,354
South Jersey Industries, Inc.	640	31,661
Southwest Gas Corp.	918	30,836
The Laclede Group, Inc.	456	15,695
WGL Holdings, Inc.	1,032	38,989

		260,223

Hand & Machine Tools — 0.2%
Baldor Electric Co.#	868	35,067
Franklin Electric Co., Inc.	485	16,083
Thermadyne Holdings Corp.*	200	2,826

		53,976

Healthcare Products — 2.9%
Abaxis, Inc.*	454	10,487
ABIOMED, Inc.*#	489	5,188
Accuray, Inc.*	957	5,953
Affymetrix, Inc.*	1,357	6,188
AGA Medical Holdings, Inc.*#	300	4,188
Align Technology, Inc.*#	1,239	24,260
Alphatec Holdings, Inc.*	816	1,738
American Medical Systems Holdings, Inc.*#	1,550	30,349
AngioDynamics, Inc.*	558	8,504
ArthroCare Corp.*	500	13,590

	Number of Shares	Value†

Healthcare Products — (continued)
Atrion Corp.	37	$5,828
BioMimetic Therapeutics, Inc.*	320	3,648
Bruker Corp.*#	1,438	20,175
Caliper Life Sciences, Inc.*#	800	3,192
Cantel Medical Corp.	300	4,860
CardioNet, Inc.*	289	1,303
Cepheid, Inc.*#	1,235	23,107
Cerus Corp.*#	800	3,072
Conceptus, Inc.*	492	6,765
CONMED Corp.*	589	13,199
CryoLife, Inc.*	599	3,636
Cutera, Inc.*	237	1,920
Cyberonics, Inc.*	547	14,594
Cynosure, Inc., Class A*	195	1,991
Delcath Systems, Inc.*#	721	5,206
DexCom, Inc.*	1,042	13,775
Endologix, Inc.*	613	2,795
Exactech, Inc.*	209	3,411
Genomic Health, Inc.*#	309	4,128
Greatbatch, Inc.*	463	10,737
Haemonetics Corp.*#	472	27,626
Hanger Orthopedic Group, Inc.*	408	5,932
Hansen Medical, Inc.*#	388	555
HeartWare International, Inc.*#	189	12,996
ICU Medical, Inc.*	279	10,404
Immucor, Inc.*	1,431	28,377
Insulet Corp.*	746	10,548
Integra LifeSciences Holdings Corp.*	426	16,810
Invacare Corp.	590	15,641
IRIS International, Inc.*	150	1,440
Kensey Nash Corp.*	139	4,016
LCA-Vision, Inc.*	319	1,777
Luminex Corp.*	753	12,048
MAKO Surgical Corp.*#	454	4,349
Masimo Corp.#	996	27,201
Medical Action Industries, Inc.*	316	2,860
MELA Sciences, Inc.*#	509	3,319
Merge Healthcare, Inc.*	967	2,804
Meridian Bioscience, Inc.	876	19,167
Merit Medical Systems, Inc.*	620	9,852
Natus Medical, Inc.*	575	8,378
NuVasive, Inc.*#	806	28,323
NxStage Medical, Inc.*	484	9,244
OraSure Technologies, Inc.*	601	2,434
Orthofix International NV*#	371	11,657
Orthovita, Inc.*	1,459	3,312
Palomar Medical Technologies, Inc.*	361	3,729
PSS World Medical, Inc.*#	1,156	24,715
Pure Bioscience*#	900	2,079
Quidel Corp.*#	351	3,857
Rochester Medical Corp.*	176	1,920
Sirona Dental Systems, Inc.*	633	22,813
Solta Medical, Inc.*	1,200	2,400
SonoSite, Inc.*	311	10,422
Spectranetics Corp.*	765	4,146
Staar Surgical Co.*#	700	3,787

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Stereotaxis, Inc.*	288	$1,192
STERIS Corp.	1,111	36,907
SurModics, Inc.*	273	3,254
Symmetry Medical, Inc.*	544	5,244
Syneron Medical Ltd.*	600	5,952
Synovis Life Technologies, Inc.*	284	4,246
The Female Health Co.#	304	1,566
TomoTherapy, Inc.*	1,099	3,868
Unilife Corp.*#	900	5,427
Vascular Solutions, Inc.*	283	3,249
Vital Images, Inc.*	329	4,353
Volcano Corp.*#	964	25,045
West Pharmaceutical Services, Inc.	657	22,542
Wright Medical Group, Inc.*#	761	10,966
Young Innovations, Inc.	97	2,775
Zoll Medical Corp.*	443	14,296

		769,607

Healthcare Services — 1.6%
Air Methods Corp.*#	258	10,728
Alliance HealthCare Services, Inc.*	679	3,110
Allied Healthcare International, Inc.*	827	2,067
Almost Family, Inc.*	177	5,244
Amedisys, Inc.*	506	12,043
America Service Group, Inc.	145	2,158
American Dental Partners, Inc.*	331	3,992
AMERIGROUP Corp.*	985	41,833
Amsurg Corp.*	523	9,142
Assisted Living Concepts, Inc., Class A*	202	6,149
Bio-Reference Labs, Inc.*	478	9,971
Capital Senior Living Corp.*	436	2,324
Centene Corp.*#	968	22,835
Continucare Corp.*	556	2,335
Emeritus Corp.*	483	8,240
Five Star Quality Care, Inc.*	800	4,040
Genoptix, Inc.*	273	3,877
Gentiva Health Services, Inc.*	503	10,990
HealthSouth Corp.*	1,818	34,906
HealthSpring, Inc.*	1,097	28,346
Healthways, Inc.*	658	7,659
IPC The Hospitalist Co., Inc.*	337	9,207
Kindred Healthcare, Inc.*	783	10,195
LHC Group, Inc.*#	282	6,540
Magellan Health Services, Inc.*	632	29,856
MedCath Corp.*	229	2,306
Metropolitan Health Networks, Inc.*#	756	2,873
Molina Healthcare, Inc.*	312	8,421
National Healthcare Corp.	206	7,636
Psychiatric Solutions, Inc.*	1,144	38,381
RehabCare Group, Inc.*	418	8,452
Res-Care, Inc.*	608	8,068
Select Medical Holdings Corp.*	900	6,930
Skilled Healthcare Group, Inc., Class A*	261	1,026
Sun Healthcare Group, Inc.*	1,556	13,179
Sunrise Senior Living, Inc.*#	1,034	3,547
The Ensign Group, Inc.	221	3,967
Triple-S Management Corp., Class B*	391	6,588

	Number of Shares	Value†

Healthcare Services — (continued)
U.S. Physical Therapy, Inc.*	191	$3,193
WellCare Health Plans, Inc.*	803	23,255

		425,609

Holding Companies — 0.1%
Compass Diversified Holdings	641	10,359
Harbinger Group, Inc.*	175	971
Primoris Services Corp.#	462	3,021

		14,351

Home Builders — 0.2%
Beazer Homes USA, Inc.*#	1,421	5,869
Brookfield Homes Corp.*#	167	1,368
Cavco Industries, Inc.*#	169	6,069
Hovnanian Enterprises, Inc., Class A*#	710	2,790
M/I Homes, Inc.*	336	3,484
Meritage Homes Corp.*#	590	11,576
Skyline Corp.	87	1,763
Standard Pacific Corp.*#	1,938	7,694
The Ryland Group, Inc.	935	16,755
Winnebago Industries, Inc.*	422	4,397

		61,765

Home Furnishings — 0.3%
American Woodmark Corp.	169	2,996
Audiovox Corp., Class A*	225	1,539
DTS, Inc.*	374	14,276
Ethan Allen Interiors, Inc.	428	7,473
Furniture Brands International, Inc.*	1,138	6,122
Hooker Furniture Corp.	284	3,303
Kimball International, Inc., Class B	744	4,338
La-Z-Boy, Inc.*#	862	7,275
Sealy Corp.*#	445	1,086
Select Comfort Corp.*	1,000	6,780
TiVo, Inc.*	2,155	19,524
Universal Electronics, Inc.*	184	3,836

		78,548

Hotels & Resorts — 0.0%
Chatham Lodging Trust	200	3,722

Household Products & Wares — 0.4%
ACCO Brands Corp.*	793	4,560
American Greetings Corp., Class A#	843	15,671
Blyth, Inc.	141	5,815
Central Garden and Pet Co., Class A*	1,202	12,453
CSS Industries, Inc.	212	3,666
Ennis, Inc.	518	9,267
Helen of Troy Ltd.*	614	15,528
Kid Brands, Inc.*	300	2,580
Oil-Dri Corp. of America	97	2,086
Prestige Brands Holdings, Inc.*	972	9,613
Spectrum Brands Holdings, Inc.*	300	8,154
Summer Infant, Inc.*	300	2,346
The Standard Register Co.	500	1,460
WD-40 Co.	346	13,155

		106,354

Housewares — 0.0%
Libbey, Inc.*#	300	3,951

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Housewares — (continued)
Lifetime Brands, Inc.*	200	$3,020

		6,971

Industrial — 0.0%
L&L Energy, Inc.*#	300	2,406

Insurance — 2.3%
Alterra Capital Holdings Ltd.#	1,823	36,314
Ambac Financial Group, Inc.*#	5,224	2,899
American Equity Investment Life Holding Co.	1,270	13,005
American Physicians Capital, Inc.	123	5,100
American Physicians Service Group, Inc.	103	3,332
American Safety Insurance Holdings Ltd*	152	2,484
AMERISAFE, Inc.*	308	5,784
AmTrust Financial Services, Inc.	348	5,053
Argo Group International Holdings Ltd.	647	22,477
Baldwin & Lyons, Inc., Class B	125	3,181
Citizens, Inc.*#	766	5,278
CNA Surety Corp.*	315	5,645
CNO Financial Group, Inc.*#	4,435	24,570
Crawford & Co., Class B*#	338	821
Delphi Financial Group, Inc., Class A	927	23,166
Donegal Group, Inc., Class A	283	3,699
eHealth, Inc.*	520	6,718
EMC Insurance Group, Inc.#	100	2,132
Employers Holdings, Inc.	882	13,909
Enstar Group Ltd.*	124	9,002
FBL Financial Group, Inc., Class A#	227	5,897
First American Financial Corp.	2,000	29,880
First Mercury Financial Corp.	301	3,034
Flagstone Reinsurance Holdings SA	941	9,984
FPIC Insurance Group, Inc.*	152	5,334
Global Indemnity Plc	223	3,579
Greenlight Capital Re Ltd., Class A*	528	13,211
Hallmark Financial Services, Inc.*	255	2,229
Harleysville Group, Inc.	265	8,689
Horace Mann Educators Corp.	709	12,606
Infinity Property & Casualty Corp.	225	10,973
Kansas City Life Insurance Co.	73	2,277
Life Partners Holdings, Inc.#	111	2,112
Maiden Holdings Ltd.	768	5,845
Meadowbrook Insurance Group, Inc.	1,041	9,338
MGIC Investment Corp.*	3,727	34,400
Montpelier Re Holdings Ltd.#	1,301	22,533
National Interstate Corp.	102	2,221
National Western Life Insurance Co., Class A	32	4,502
NYMAGIC, Inc.	70	1,797
Platinum Underwriters Holdings Ltd.	816	35,512
PMA Capital Corp., Class A*	415	3,129
Presidential Life Corp.	410	4,018
Primerica, Inc.(a)	400	8,136
Primus Guaranty Ltd.*	370	1,687
ProAssurance Corp.*	635	36,570
Radian Group, Inc.	2,703	21,138
RLI Corp.	361	20,440

	Number of Shares	Value†

Insurance — (continued)
Safety Insurance Group, Inc.	263	$11,051
SeaBright Insurance Holdings, Inc.	344	2,773
Selective Insurance Group#	1,015	16,534
State Auto Financial Corp.	176	2,677
Stewart Information Services Corp.#	208	2,355
The Navigators Group, Inc.*	295	13,166
The Phoenix Cos., Inc.*	1,523	3,198
The PMI Group, Inc.*	2,582	9,476
Tower Group, Inc.#	798	18,633
United Fire & Casualty Co.	426	9,035
Universal American Corp.	580	8,555
Universal Insurance Holdings, Inc.	251	1,127

		614,220

Internet — 2.4%
1-800-Flowers.com, Inc., Class A*	737	1,393
AboveNet, Inc.*	428	22,295
Ancestry.com, Inc.*	300	6,828
Archipelago Learning, Inc.*#	202	2,418
Art Technology Group, Inc.*	2,970	12,266
Blue Coat Systems, Inc.*	820	19,729
Blue Nile, Inc.*#	239	10,633
Cogent Communications Group, Inc.*	919	8,703
comScore, Inc.*	410	9,643
Constant Contact, Inc.*#	489	10,479
DealerTrack Holdings, Inc.*	745	12,725
Dice Holdings, Inc.*	263	2,230
Digital River, Inc.*#	743	25,292
drugstore.com, Inc.*	1,268	2,435
EarthLink, Inc.#	1,924	17,489
ePlus, Inc.*	74	1,587
eResearchTechnology, Inc.*	950	7,106
Global Sources Ltd.*	372	2,809
GSI Commerce, Inc.*	1,326	32,752
Health Grades, Inc.*	438	3,587
Infospace, Inc.*	896	7,759
Internap Network Services Corp.*	721	3,540
Internet Brands, Inc., Class A*	566	7,516
Internet Capital Group, Inc.*	728	8,030
IntraLinks Holdings, Inc.*	300	5,073
j2 Global Communications, Inc.*#	874	20,792
Keynote Systems, Inc.	228	2,649
KIT Digital, Inc.*#	400	4,796
Limelight Networks, Inc.*	1,172	6,891
Lionbridge Technologies, Inc.*	1,243	5,345
Liquidity Services, Inc.*	200	3,202
Local.com Corp.*#	300	1,326
LoopNet, Inc.*	410	4,854
ModusLink Global Solutions, Inc.*	945	6,001
Move, Inc.*	3,116	6,949
Network Engines, Inc.*	700	1,022
NIC, Inc.	1,129	9,359
NutriSystem, Inc.	537	10,332
Online Resources Corp.*	473	2,100
OpenTable, Inc.*	356	24,237
Openwave Systems, Inc.*	1,814	3,084
Orbitz Worldwide, Inc.*	476	2,999

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
Overstock.com, Inc.*	271	$4,260
PC-Tel, Inc.*	528	3,242
Perficient, Inc.*	345	3,153
QuinStreet, Inc.*	115	1,728
Rackspace Hosting, Inc.*#	1,909	49,596
RealNetworks, Inc.*	1,161	3,785
S1 Corp.*	767	3,996
Saba Software, Inc.*	452	2,459
Safeguard Scientifics, Inc.*	450	5,639
Sapient Corp.	1,948	23,318
Shutterfly, Inc.*#	468	12,163
Sourcefire, Inc.*	570	16,439
Stamps.com, Inc.*	157	2,041
support.com, Inc.*	639	2,927
TechTarget, Inc.*	262	1,376
TeleCommunication Systems, Inc., Class A*	746	2,917
Terremark Worldwide, Inc.*#	1,126	11,643
The Knot, Inc.*	659	6,017
TIBCO Software, Inc.*	3,256	57,761
Travelzoo, Inc.*	111	2,859
U.S. Auto Parts Network, Inc.*	338	2,772
United Online, Inc.	1,855	10,611
ValueClick, Inc.*#	1,564	20,457
VASCO Data Security International, Inc.*	328	2,132
VirnetX Holding Corp.#	600	8,808
Vitacost.com, Inc.*	327	1,965
Vocus, Inc.*	281	5,193
Websense, Inc.*	799	14,174
Zix Corp.*	1,148	3,260

		646,946

Investment Companies — 0.7%
American Capital Ltd.*	6,596	38,323
Apollo Investment Corp.	3,714	37,994
Arlington Asset Investment Corp., Class A#	100	2,331
BlackRock Kelso Capital Corp.	1,189	13,673
Capital Southwest Corp.	39	3,541
Fifth Street Finance Corp.#	1,084	12,076
Gladstone Capital Corp.	412	4,643
Gladstone Investment Corp.	249	1,668
Golub Capital BDC, Inc.	200	3,060
Harris & Harris Group, Inc.*#	362	1,546
Hercules Technology Growth Capital, Inc.	719	7,269
Main Street Capital Corp.	241	3,829
MCG Capital Corp.	1,354	7,907
Medallion Financial Corp.	248	1,932
MVC Capital, Inc.	481	6,239
NGP Capital Resources Co.	275	2,492
PennantPark Investment Corp.	630	6,684
Prospect Capital Corp.#	1,411	13,701
Solar Capital Ltd.	93	1,995
THL Credit, Inc.	200	2,356
TICC Capital Corp.#	522	5,403
Triangle Capital Corp.#	258	4,123

		182,785

Iron & Steel — 0.0%
Metals USA Holdings Corp.*	200	2,596

	Number of Shares	Value†

Iron & Steel — (continued)
Universal Stainless & Alloy Products, Inc.*	133	$3,266

		5,862

Leisure Time — 0.5%
Ambassadors Group, Inc.	407	4,615
Arctic Cat, Inc.*	200	2,050
Brunswick Corp.#	1,722	26,209
Callaway Golf Co.#	1,257	8,799
Interval Leisure Group, Inc.*	716	9,645
Life Time Fitness, Inc.*#	836	32,997
Marine Products Corp.*#	160	982
Multimedia Games, Inc.*	470	1,739
Polaris Industries, Inc.	645	41,990

		129,026

Lodging — 0.2%
Ameristar Casinos, Inc.	505	8,812
Boyd Gaming Corp.*#	1,000	7,250
Gaylord Entertainment Co.*	623	19,002
Marcus Corp.	433	5,131
Monarch Casino & Resort, Inc.*	185	2,074
Morgans Hotel Group Co.*	394	2,884
Orient-Express Hotels Ltd., Class A*#	1,745	19,457
Red Lion Hotels Corp.*	264	1,964

		66,574

Machinery—Construction & Mining — 0.0%
Astec Industries, Inc.*#	329	9,386

Machinery—Diversified — 1.0%
Alamo Group, Inc.	117	2,613
Albany International Corp., Class A	532	10,065
Altra Holdings, Inc.*	503	7,409
Applied Industrial Technologies, Inc.	811	24,817
Briggs & Stratton Corp.	1,036	19,694
Cascade Corp.	128	4,070
Chart Industries, Inc.*#	571	11,626
Cognex Corp.	794	21,295
Columbus McKinnon Corp.*	285	4,728
DXP Enterprises, Inc.*	122	2,316
Flow International Corp.*	1,208	3,177
Gerber Scientific, Inc.*	500	3,085
Intermec, Inc.*	935	11,463
Intevac, Inc.*	341	3,413
iRobot Corp.*	397	7,372
Kadant, Inc.*	199	3,763
Lindsay Corp.	266	11,523
Middleby Corp.*	331	20,982
NACCO Industries, Inc., Class A	122	10,662
Nordson Corp.#	645	47,530
Presstek, Inc.*	600	1,314
Robbins & Myers, Inc.	542	14,515
Sauer-Danfoss, Inc.*	319	6,792
Tecumseh Products Co., Class A*	413	4,737
Tennant Co.	406	12,545
The Gorman-Rupp Co.#	221	6,091
Twin Disc, Inc.	235	3,278

		280,875

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — 0.5%
A.H. Belo Corp., Class A*	400	$2,828
Acacia Research - Acacia Technologies*	638	11,229
Belo Corp., Class A*	1,760	10,912
CKX, Inc.*	1,110	5,439
Courier Corp.	247	3,512
Crown Media Holdings, Inc., Class A*#	217	519
Dex One Corp.*	900	11,052
DG FastChannel, Inc.*#	457	9,940
Dolan Media, Co.*	593	6,742
E.W. Scripps Co., Class A*#	584	4,602
Entercom Communications Corp., Class A*	400	3,144
Entravision Communications Corp., Class A*	1,000	1,990
Fisher Communications, Inc.*	100	1,743
Gray Television, Inc.*	1,000	2,010
Journal Communications, Inc., Class A*	884	3,987
Lee Enterprises, Inc.*#	900	2,412
LIN TV Corp., Class A*	472	2,096
LodgeNet Interactive Corp.*#	217	608
Martha Stewart Living Omnimedia, Inc., Class A*#	562	2,664
Media General, Inc., Class A*	400	3,584
Mediacom Communications Corp., Class A*	921	6,088
Outdoor Channel Holdings, Inc.*	26	144
Playboy Enterprises, Inc, Class B*#	360	1,850
PRIMEDIA, Inc.	292	1,109
Scholastic Corp.	566	15,746
Sinclair Broadcast Group, Inc., Class A*	1,117	7,841
SuperMedia, Inc.*	200	2,114
The McClatchy Co., Class A*#	1,100	4,323
Value Line, Inc.	23	319
World Wrestling Entertainment, Inc., Class A#	433	6,023

		136,570

Metal Fabricate/Hardware — 0.6%
A.M. Castle & Co.*	235	3,114
Ampco-Pittsburgh Corp.	114	2,829
CIRCOR International, Inc.	335	10,586
Dynamic Materials Corp.	290	4,382
Furmanite Corp.*	454	2,215
Hawk Corp.*	103	4,457
Haynes International, Inc.	275	9,603
Kaydon Corp.	678	23,459
L.B. Foster Co., Class A*	166	4,804
Ladish Co., Inc.*	347	10,802
Lawson Products, Inc.	56	855
Mueller Industries, Inc.	679	17,987
Mueller Water Products, Inc., Class A	2,892	8,734
Northwest Pipe Co.*	183	3,202
Olympic Steel, Inc.	131	3,012
Omega Flex, Inc.	59	843
RBC Bearings, Inc.*	388	13,184
RTI International Metals, Inc.*	613	18,770
Sun Hydraulics Corp.	206	5,807
Worthington Industries, Inc.#	1,069	16,067

		164,712

	Number of Shares	Value†

Mining — 1.2%
Allied Nevada Gold Corp.*	1,464	$38,796
AMCOL International Corp.#	498	13,043
Brush Engineered Materials, Inc.*	357	10,153
Capital Gold Corp.*	900	4,347
Century Aluminum Co.*#	1,254	16,515
Coeur d’Alene Mines Corp.*#	1,782	35,498
General Moly, Inc.*#	1,499	5,486
Globe Specialty Metals, Inc.	1,100	15,444
Golden Star Resources Ltd.*#	5,100	25,194
Hecla Mining Co.*#	4,990	31,537
Horsehead Holding Corp.*	883	8,715
Jaguar Mining, Inc.*	1,500	9,750
Kaiser Aluminum Corp.#	316	13,522
Molycorp, Inc.*	500	14,145
Noranda Aluminium Holding Corp.*	300	2,466
Stillwater Mining Co.*#	956	16,099
Thompson Creek Metals Co., Inc.*	2,800	30,184
United States Lime & Minerals, Inc.*	29	1,121
Uranium Energy Corp.*#	1,407	4,615
US Energy Corp.*#	500	2,270
US Gold Corp.*#	1,523	7,569
USEC, Inc.*#	2,404	12,477

		318,946

Miscellaneous Manufacturing — 1.8%
A. O. Smith Corp.	475	27,498
Actuant Corp., Class A	1,245	28,585
Acuity Brands, Inc.	806	35,657
American Railcar Industries, Inc.*	100	1,568
Ameron International Corp.	183	12,437
AZZ, Inc.	288	12,338
Barnes Group, Inc.	965	16,974
Blount International, Inc.*	861	10,961
Ceradyne, Inc.*	518	12,095
CLARCOR, Inc.	950	36,698
Colfax Corp.*#	502	7,465
Eastman Kodak Co.*#	4,984	20,933
EnPro Industries, Inc.*	366	11,448
ESCO Technologies, Inc.	534	17,761
Fabrinet*	300	4,746
Federal Signal Corp.	1,143	6,161
FreightCar America, Inc.	170	4,182
GP Strategies Corp.*	296	2,691
Griffon Corp.*	856	10,435
Hexcel Corp.*#	1,861	33,107
John Bean Technologies Corp.	629	10,133
Koppers Holdings, Inc.	353	9,485
LSB Industries, Inc.*	304	5,645
Lydall, Inc.*	300	2,208
Matthews International Corp., Class A	562	19,872
Metabolix, Inc.*#	490	6,164
Movado Group, Inc.*	360	3,917
Myers Industries, Inc.	725	6,228
NL Industries, Inc.#	90	817
Park-Ohio Holdings Corp.*	200	2,660
PMFG, Inc.*#	286	4,876
Polypore International, Inc.*	429	12,939

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Portec Rail Products, Inc.	129	$1,499
Raven Industries, Inc.	288	10,912
Smith & Wesson Holding Corp.*	1,279	4,553
Standex International Corp.	200	4,838
STR Holdings, Inc.*#	525	11,309
Sturm Ruger & Co., Inc.	419	5,715
The Brink’s Co.	1,000	23,000
Tredegar Corp.	465	8,826
Trimas Corp.*#	295	4,381

		473,717

Office Furnishings — 0.3%
Herman Miller, Inc.	1,032	20,310
HNI Corp.#	909	26,143
Interface, Inc., Class A	918	13,063
Knoll, Inc.	828	12,842
Steelcase, Inc., Class A#	1,416	11,795

		84,153

Oil & Gas — 1.9%
Abraxas Petroleum Corp*	1,300	3,692
Alon USA Energy, Inc.	152	821
American Oil & Gas, Inc.*	900	7,290
Apco Oil and Gas International, Inc.#	158	5,468
Approach Resources, Inc.*	341	3,812
ATP Oil & Gas Corp.*#	893	12,189
Berry Petroleum Co., Class A#	988	31,349
Bill Barrett Corp.*#	903	32,508
BPZ Resources, Inc.*#	1,483	5,680
Brigham Exploration Co.*	2,173	40,744
Callon Petroleum Co.*	500	2,475
CAMAC Energy, Inc.*#	900	2,871
Carrizo Oil & Gas, Inc.*	560	13,406
Cheniere Energy, Inc.*#	630	1,588
Clayton Williams Energy, Inc.*	117	5,919
Contango Oil & Gas Co.*	203	10,183
CVR Energy, Inc.*	529	4,364
Delek US Holdings, Inc.#	198	1,418
Delta Petroleum Corp.*	2,739	2,155
Endeavour International Corp.*	3,164	4,082
Energy Partners Ltd.*	500	6,005
Energy XXI Bermuda Ltd.*#	1,000	23,110
Evolution Petroleum Corp.*	500	3,005
FX Energy, Inc.*	989	4,094
Gastar Exploration Ltd.*	800	3,216
Georesources, Inc.*	257	4,086
GMX Resources, Inc.*#	706	3,431
Goodrich Petroleum Corp.*#	381	5,551
Gulfport Energy Corp.*	563	7,792
Harvest Natural Resources, Inc.*#	746	7,773
Hercules Offshore, Inc.*#	2,105	5,578
Houston American Energy Corp.#	300	3,000
Isramco, Inc.*	21	1,264
Kodiak Oil & Gas Corp.*	3,200	10,848
Magnum Hunter Resources Corp.*	900	3,726
McMoran Exploration Co.*	1,676	28,844
Miller Petroleum, Inc.*#	400	2,156
Northern Oil & Gas, Inc.*	893	15,127

	Number of Shares	Value†

Oil & Gas — (continued)
Oasis Petroleum, Inc.*	1,000	$19,370
Panhandle Oil and Gas, Inc., Class A	117	2,889
Parker Drilling Co.*	2,602	11,319
Penn Virginia Corp.#	812	13,025
Petroleum Development Corp.*	313	8,639
Petroquest Energy, Inc.*	1,039	6,328
Pioneer Drilling Co.*	950	6,061
RAM Energy Resources, Inc.*	1,100	1,716
Resolute Energy Corp.*	700	7,742
Rex Energy Corp.*	637	8,154
Rosetta Resources, Inc.*	1,090	25,604
Seahawk Drilling, Inc.*	200	1,692
Stone Energy Corp.*#	803	11,828
Swift Energy Co.*	682	19,151
TransAtlantic Petroleum Ltd.#	2,600	7,696
Vaalco Energy, Inc.*	730	4,190
Vantage Drilling Co.	3,690	5,904
Venoco, Inc.*#	386	7,577
W&T Offshore, Inc.	662	7,017
Warren Resources, Inc.*	1,005	3,990
Western Refining, Inc.*	837	4,386

		514,898

Oil & Gas Services — 1.1%
Allis-Chalmers Energy, Inc.*	688	2,869
Basic Energy Services, Inc.*	488	4,158
Cal Dive International, Inc.*	1,689	9,239
CARBO Ceramics, Inc.	350	28,350
Complete Production Services, Inc.*#	1,566	32,025
Dawson Geophysical Co.*	115	3,065
Dril-Quip, Inc.*#	643	39,937
Global Industries Ltd.*	1,913	10,464
Gulf Island Fabrication, Inc.	379	6,898
Halliburton Co.	47	1,554
Helix Energy Solutions Group, Inc.*	2,100	23,394
Hornbeck Offshore Services, Inc.*	417	8,127
ION Geophysical Corp.*#	2,707	13,914
Key Energy Services, Inc.*	2,522	23,984
Lufkin Industries, Inc.	566	24,847
Matrix Service Co.*	387	3,386
Natural Gas Services Group, Inc.*	294	4,342
Newpark Resources, Inc.*	1,612	13,541
OYO Geospace Corp.*	88	5,094
RPC, Inc.	561	11,871
T-3 Energy Services, Inc.*	274	7,165
Tesco Corp.*	500	6,015
Tetra Technologies, Inc.*	1,326	13,525
Union Drilling, Inc.*	183	820
Willbros Group, Inc.*	1,017	9,326

		307,910

Packaging and Containers — 0.3%
AEP Industries, Inc.*	38	898
Graham Packaging Co., Inc.*	206	2,435
Graphic Packaging Holding Co.*	1,687	5,635
Rock-Tenn Co., Class A	794	39,549

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Packaging and Containers — (continued)
Silgan Holdings, Inc.	1,092	$34,616

		83,133

Pharmaceuticals — 2.4%
Acura Pharmaceuticals, Inc.*#	153	381
Akorn, Inc.*#	1,018	4,113
Alexza Pharmaceuticals, Inc.*	800	2,536
Alkermes, Inc.*#	1,826	26,751
Allos Therapeutics, Inc.*	1,315	6,207
Antares Pharma, Inc.*	1,400	2,030
Aoxing Pharmaceutical Co., Inc.*#	600	1,836
Ardea Biosciences, Inc.*	226	5,198
Array Biopharma, Inc.*	1,148	3,708
Auxilium Pharmaceuticals, Inc.*#	765	18,957
AVANIR Pharmaceuticals, Inc., Class A*	1,177	3,755
AVI BioPharma, Inc.*	2,368	4,357
Biodel, Inc.*#	284	1,505
BioScrip, Inc.*	511	2,637
Biospecifics Technologies Corp.*	69	1,857
Cadence Pharmaceuticals, Inc.*#	314	2,622
Caraco Pharmaceutical Laboratories Ltd.*	228	1,227
Catalyst Health Solutions, Inc.*	754	26,548
Clarient, Inc.*	1,237	4,181
Corcept Therapeutics, Inc.*	700	2,723
Cornerstone Therapeutics, Inc.*	127	897
Cumberland Pharmaceuticals, Inc.*#	160	930
Cypress Bioscience, Inc.*	790	3,042
Cytori Therapeutics, Inc.*#	810	3,961
Depomed, Inc.*	1,183	5,300
Durect Corp.*	1,856	4,714
Dyax Corp.*	1,720	4,076
Eurand NV*	300	2,952
Furiex Pharmaceuticals, Inc.*	200	2,256
Hi-Tech Pharmacal Co, Inc.*	155	3,137
Idenix Pharmaceuticals, Inc.*#	593	1,838
Impax Laboratories, Inc.*	1,280	25,344
Infinity Pharmaceuticals, Inc.*#	328	1,807
Inspire Pharmaceuticals, Inc.*	908	5,403
Ironwood Pharmaceuticals, Inc.*	261	2,657
Isis Pharmaceuticals, Inc.*	1,647	13,835
Jazz Pharmaceuticals, Inc.*#	300	3,219
Keryx Biopharmaceuticals, Inc.*	1,000	4,810
Lannett Co, Inc.*#	197	902
MannKind Corp.*	1,204	8,139
MAP Pharmaceuticals, Inc.*	200	3,060
Medicis Pharmaceutical Corp., Class A	1,181	35,017
Medivation, Inc.*	564	7,332
Nabi Biopharmaceuticals*	913	4,382
Nature’s Sunshine Products, Inc.*	200	1,788
Nektar Therapeutics*#	1,833	27,073
Neogen Corp.*	468	15,842
Neurocrine Biosciences, Inc.*#	977	5,921
NeurogesX, Inc.*#	199	1,375
Nutraceutical International Corp.*	196	3,075
Obagi Medical Products, Inc.*	351	3,685
Onyx Pharmaceuticals, Inc.*	1,228	32,395
Opko Health, Inc.*	1,876	4,202

	Number of Shares	Value†

Pharmaceuticals — (continued)
Optimer Pharmaceuticals, Inc.*#	495	$4,539
Orexigen Therapeutics, Inc.*#	588	3,487
Osiris Therapeutics, Inc.*	373	2,715
Pain Therapeutics, Inc.*	779	4,814
Par Pharmaceutical Cos., Inc.*	714	20,763
Pharmacyclics, Inc.*	700	5,642
Pharmasset, Inc.*	586	17,287
PharMerica Corp.*	520	4,956
Pozen, Inc.*	302	2,138
Progenics Pharmaceuticals, Inc.*	601	3,035
Questcor Pharmaceuticals, Inc.*	1,176	11,666
Rigel Pharmaceuticals, Inc.*#	990	8,326
Salix Pharmaceuticals Ltd.*#	1,144	45,440
Santarus, Inc.*	1,297	3,904
Savient Pharmaceuticals, Inc.*#	1,352	30,920
Schiff Nutrition International, Inc.	157	1,287
Sciclone Pharmaceuticals, Inc.*	677	1,787
SIGA Technologies, Inc.*#	685	5,795
Somaxon Pharmaceuticals, Inc.*#	600	2,334
Spectrum Pharmaceuticals, Inc.*	1,014	4,228
Sucampo Pharmaceuticals, Inc., Class A*	171	641
Synta Pharmaceuticals Corp.*#	721	2,877
Synutra International, Inc.*	311	3,592
Targacept, Inc.*#	400	8,936
Theravance, Inc.*#	1,249	25,105
USANA Health Sciences, Inc.*	124	5,005
Vanda Pharmaceuticals, Inc.*#	341	2,278
Viropharma, Inc.*	1,578	23,528
Vivus, Inc.*#	1,351	9,038
XenoPort, Inc.*#	427	3,036
Zalicus, Inc.	1,600	2,080

		638,674

Pipelines — 0.0%
Crosstex Energy, Inc.*#	964	7,616

Real Estate — 0.2%
Avatar Holdings, Inc.*	195	3,721
Consolidated-Tomoka Land Co.	124	3,535
Forestar Real Estate Group, Inc.*	663	11,304
HFF, Inc., Class A*	400	3,712
Hilltop Holdings, Inc.*#	792	7,587
Kennedy-Wilson Holdings, Inc.*#	400	4,240
Retail Opportunity Investments Corp.#	700	6,699
Terreno Realty Corp.*	175	3,189
Thomas Properties Group, Inc.*	700	2,499
United Capital Corp.*#	36	876

		47,362

Retail — 4.6%
99 Cents Only Stores*	886	16,728
AFC Enterprises*	559	6,932
America’s Car-Mart, Inc.*	227	5,716
AnnTaylor Stores Corp.*#	1,251	25,320
Asbury Automotive Group, Inc.*	549	7,724
Barnes & Noble, Inc.#	700	11,347
Bebe Stores, Inc.	717	5,170
Big 5 Sporting Goods Corp.	381	5,113

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Biglari Holdings, Inc.*	29	$9,531
BJ’s Restaurants, Inc.*#	424	11,940
Bob Evans Farms, Inc.	542	15,214
Books-A-Million, Inc.#	149	894
Borders Group, Inc.*	839	998
Brown Shoe Co., Inc.	754	8,648
Buffalo Wild Wings, Inc.*#	347	16,618
Build-A-Bear Workshop, Inc.*	260	1,573
Cabela’s, Inc.*	786	14,918
California Pizza Kitchen, Inc.*	332	5,664
Caribou Coffee Co., Inc.*	205	2,132
Carrols Restaurant Group, Inc.*	213	1,129
Casey’s General Stores, Inc.	852	35,571
Cash America International, Inc.	525	18,375
Casual Male Retail Group, Inc.*#	800	3,264
CEC Entertainment, Inc.*	410	14,075
Charming Shoppes, Inc.*#	2,209	7,776
Christopher & Banks Corp.	737	5,830
Citi Trends, Inc.*	303	7,336
Coldwater Creek, Inc.*	991	5,223
Collective Brands, Inc.*#	1,168	18,852
Conn’s, Inc.*#	144	670
Cracker Barrel Old Country Store, Inc.	506	25,685
Denny’s Corp.*	2,352	7,315
Destination Maternity Corp.*#	89	2,930
Dillard’s, Inc., Class A#	836	19,763
DineEquity, Inc.*	371	16,688
Domino’s Pizza, Inc.*	666	8,805
DSW, Inc., Class A*#	306	8,782
Einstein Noah Restaurant Group, Inc.*	84	890
Express, Inc.*	300	4,563
Ezcorp, Inc., Class A*	910	18,236
First Cash Financial Services, Inc.*	562	15,595
Fred’s, Inc., Class A	798	9,416
Gaiam, Inc., Class A#	287	1,920
Genesco, Inc.*	495	14,791
Group 1 Automotive, Inc.*	507	15,149
Gymboree Corp.*#	537	22,307
Haverty Furniture Cos., Inc.	250	2,727
Hhgregg, Inc.*#	276	6,834
Hibbett Sports, Inc.*	523	13,049
Hot Topic, Inc.#	595	3,564
HSN, Inc.*	740	22,126
Jack in the Box, Inc.*	1,044	22,383
Jamba, Inc.*#	1,100	2,409
Jo-Ann Stores, Inc.*#	553	24,636
Jos. A. Bank Clothiers, Inc.*	499	21,262
Kenneth Cole Productions, Inc., Class A*	158	2,634
Kirkland’s, Inc.*#	227	3,146
Krispy Kreme Doughnuts, Inc.*#	1,322	6,055
Landry’s Restaurants, Inc.*	167	4,090
Lithia Motors, Inc., Class A#	494	4,737
Liz Claiborne, Inc.*#	2,039	12,397
Lumber Liquidators Holdings, Inc.*	433	10,639
MarineMax, Inc.*	400	2,816

	Number of Shares	Value†

Retail — (continued)
McCormick & Schmick’s Seafood Restaurants, Inc.*	268	$2,085
New York & Co., Inc.*	583	1,498
Nu Skin Enterprises, Inc., Class A#	910	26,208
O’Charleys, Inc.*	486	3,494
OfficeMax, Inc.*	1,774	23,222
Pacific Sunwear of California, Inc.*	1,360	7,113
Papa John’s International, Inc.*	355	9,365
PC Connection, Inc.*	165	1,127
Penske Automotive Group, Inc.*#	800	10,560
PetMed Express, Inc.#	413	7,227
PF Chang’s China Bistro, Inc.	423	19,543
Pier 1 Imports, Inc.*	1,944	15,921
Pricesmart, Inc.	331	9,642
Red Robin Gourmet Burgers, Inc.*	220	4,314
Regis Corp.	1,220	23,339
Retail Ventures, Inc.*	344	3,701
Rex Stores Corp.*	192	2,782
Rite Aid Corp.*	9,800	9,241
Ruby Tuesday, Inc.*	1,213	14,398
Rue21, Inc.*	279	7,201
Rush Enterprises, Inc., Class A*	535	8,207
Ruth’s Hospitality Group, Inc.*	495	1,985
Saks, Inc.*#	2,709	23,297
Sally Beauty Holdings, Inc.*#	1,895	21,224
Shoe Carnival, Inc.*	139	2,811
Sonic Automotive, Inc., Class A*#	734	7,215
Sonic Corp.*	1,132	9,147
Stage Stores, Inc.	681	8,853
Stein Mart, Inc.*	361	3,188
Steinway Musical Instruments, Inc.*	125	2,152
Susser Holdings Corp.*	100	1,400
Systemax, Inc.	262	3,217
Talbots, Inc.*#	1,494	19,571
Texas Roadhouse, Inc.*#	1,170	16,450
The Bon-Ton Stores, Inc.*	200	2,034
The Buckle, Inc.#	449	11,916
The Cato Corp., Class A	505	13,514
The Cheesecake Factory, Inc.*#	1,203	31,843
The Children’s Place Retail Stores, Inc.*	593	28,921
The Dress Barn, Inc.*#	1,169	27,764
The Finish Line, Inc., Class A#	971	13,507
The Men’s Wearhouse, Inc.	1,081	25,717
The Pantry, Inc.*	454	10,946
The Pep Boys - Manny, Moe, & Jack	877	9,279
The Wet Seal, Inc., Class A*	1,504	5,099
Tuesday Morning Corp.*	429	2,046
Ulta Salon Cosmetics & Fragrance, Inc.*	558	16,294
Vitamin Shoppe, Inc.*	300	8,235
West Marine, Inc.*#	264	2,682
Winmark Corp.	100	3,344
World Fuel Services Corp.#	1,370	35,634
Zumiez, Inc.*	503	10,643

		1,238,736

Savings & Loans — 0.7%
Abington Bancorp, Inc.	267	2,814

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Savings & Loans — (continued)
Astoria Financial Corp.#	1,801	$24,548
BankFinancial Corp.	209	1,917
Beneficial Mutual Bancorp, Inc.*	649	5,822
Berkshire Hills Bancorp, Inc.	302	5,726
BofI Holding, Inc.*	100	1,187
Brookline Bancorp, Inc.	1,268	12,655
Clifton Savings Bancorp, Inc.	150	1,290
Danvers Bancorp, Inc.#	380	5,825
Dime Community Bancshares	530	7,340
ESB Financial Corp.	162	2,255
ESSA Bancorp, Inc.#	319	3,777
First Financial Holdings, Inc.	319	3,554
Flagstar Bancorp, Inc.*	840	1,529
Flushing Financial Corp.	638	7,375
Fox Chase Bancorp, Inc.*	120	1,135
Home Bancorp, Inc.*	161	2,154
Home Federal Bancorp, Inc.	253	3,079
Investors Bancorp, Inc.*	856	10,135
K-Fed Bancorp	87	686
Kearny Financial Corp.	152	1,342
Meridian Interstate Bancorp, Inc.*	139	1,465
NASB Financial, Inc.#	55	910
NewAlliance Bancshares, Inc.	1,946	24,559
Northfield Bancorp, Inc.	223	2,413
OceanFirst Financial Corp.	327	4,012
Oritani Financial Corp.	1,018	10,160
Provident Financial Services, Inc.	1,302	16,093
Provident New York Bancorp	651	5,462
Rockville Financial, Inc.	152	1,746
Roma Financial Corp.	126	1,327
Territorial Bancorp, Inc.	243	4,090
United Financial Bancorp, Inc.	240	3,242
Viewpoint Financial Group	366	3,386
Waterstone Financial, Inc.*	155	618
Westfield Financial, Inc.	384	2,995
WSFS Financial Corp.	157	5,889

		194,512

Semiconductors — 2.4%
Actel Corp.*	498	7,943
Advanced Analogic Technologies, Inc.*	1,025	3,598
Amkor Technology, Inc.*#	2,011	13,212
Anadigics, Inc.*	1,379	8,398
Applied Micro Circuits Corp.*#	1,358	13,580
ATMI, Inc.*	648	9,629
Axcelis Technologies, Inc.*	2,000	3,860
AXT, Inc.*	600	3,972
Brooks Automation, Inc.*	1,052	7,059
Cabot Microelectronics Corp.*	461	14,835
Cavium Networks, Inc.*#	901	25,913
CEVA, Inc.*	481	6,878
Cirrus Logic, Inc.*#	1,183	21,105
Cohu, Inc.	504	6,345
Conexant Systems, Inc.*	1,500	2,460
Diodes, Inc.*	653	11,160
DSP Group, Inc.*	557	3,899
Emulex Corp.*	1,544	16,119

	Number of Shares	Value†

Semiconductors — (continued)
Entegris, Inc.*	2,870	$13,403
Entropic Communications, Inc.*	966	9,274
Exar Corp.*	732	4,385
FormFactor, Inc.*	872	7,499
FSI International, Inc.*	600	1,596
GSI Technology, Inc.*	359	2,057
Hittite Microwave Corp.*	566	26,970
Integrated Device Technology, Inc.*	3,400	19,890
Integrated Silicon Solution, Inc.*	500	4,305
IXYS Corp.*	566	5,405
Kopin Corp.*#	1,507	5,350
Kulicke & Soffa Industries, Inc.*	1,106	6,846
Lattice Semiconductor Corp.*	2,124	10,089
LTX-Credence Corp.*#	2,600	5,434
Mattson Technology, Inc.*	900	2,475
MaxLinear, Inc., Class A*#	100	1,122
Micrel, Inc.#	945	9,318
Microsemi Corp.*	1,686	28,915
Microtune, Inc.*	1,278	3,706
Mindspeed Technologies, Inc.*	600	4,662
MIPS Technologies, Inc.*	1,058	10,294
MKS Instruments, Inc.*	1,074	19,311
Monolithic Power Systems, Inc.*#	567	9,259
MoSys, Inc.*#	500	2,440
Nanometrics, Inc.*	300	4,515
Netlogic Microsystems, Inc.*#	1,166	32,158
Omnivision Technologies, Inc.*#	1,003	23,109
Pericom Semiconductor Corp.*	346	3,007
Photronics, Inc.*	1,192	6,306
PLX Technology, Inc.*#	360	1,303
Power Integrations, Inc.#	495	15,736
Richardson Electronics Ltd.	300	3,150
Rubicon Technology, Inc.*#	323	7,329
Rudolph Technologies, Inc.*#	454	3,773
Semtech Corp.*	1,309	26,429
Sigma Designs, Inc.*	459	5,274
Silicon Image, Inc.*	1,439	6,878
Standard Microsystems Corp.*#	456	10,401
Supertex, Inc.*	160	3,539
Tessera Technologies, Inc.*	910	16,835
TriQuint Semiconductor, Inc.*	3,049	29,270
Ultra Clean Holdings*	400	3,448
Ultratech, Inc.*	516	8,824
Veeco Instruments, Inc.*#	799	27,861
Volterra Semiconductor Corp.*#	491	10,566
Zoran Corp.*	815	6,227

		649,908

Software — 3.2%
Accelrys, Inc.*	966	6,723
ACI Worldwide, Inc.*	736	16,479
Actuate Corp.*	940	4,841
Acxiom Corp.*	1,367	21,681
Advent Software, Inc.*#	310	16,179
American Reprographics Co.*	736	5,778
American Software, Inc., Class A	593	3,499
ArcSight, Inc.*	504	21,954

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Ariba, Inc.*	1,849	$34,946
Aspen Technology, Inc.*#	1,100	11,407
athenahealth, Inc.*#	679	22,421
Avid Technology, Inc.*#	549	7,197
Blackbaud, Inc.#	850	20,434
Blackboard, Inc.*#	673	24,255
Bottomline Technologies, Inc.*	597	9,170
Bowne & Co., Inc.#	767	8,690
CDC Corp.	600	2,538
CommVault Systems, Inc.*#	830	21,605
Computer Programs & Systems, Inc.	247	10,515
Concur Technologies, Inc.*#	822	40,640
CSG Systems International, Inc.*	581	10,592
Deltek, Inc.*	394	3,156
DemandTec, Inc.*#	503	4,733
Digi International, Inc.*	357	3,388
DivX, Inc.*	463	4,412
DynaVox, Inc., Class A*	200	1,624
Ebix, Inc.*#	536	12,569
Epicor Software Corp.*	1,134	9,866
EPIQ Systems, Inc.	668	8,190
Fair Isaac Corp.#	767	18,914
FalconStor Software, Inc.*	626	1,916
Global Defense Technology & Systems, Inc.*	100	1,370
InnerWorkings, Inc.*	424	2,786
Interactive Intelligence, Inc.*	297	5,227
JDA Software Group, Inc.*	783	19,857
Lawson Software, Inc.*	2,715	22,996
Mantech International Corp., Class A*	439	17,384
MedAssets, Inc.*	948	19,946
Medidata Solutions, Inc.*	344	6,605
MicroStrategy, Inc., Class A*	172	14,897
Monotype Imaging Holdings, Inc.*	299	2,736
NetSuite, Inc.*	385	9,074
Omnicell, Inc.*	661	8,646
OPNET Technologies, Inc.	190	3,449
Parametric Technology Corp.*	2,291	44,766
PDF Solutions, Inc.*	500	1,850
PegaSystems, Inc.#	330	10,247
Progress Software Corp.*	773	25,586
PROS Holdings, Inc.*	217	2,014
QAD, Inc.*	231	961
QLIK Technologies, Inc.*	300	6,615
Quality Systems, Inc.	357	23,673
Quest Software, Inc.*	1,209	29,729
RealPage, Inc.*	300	5,724
Renaissance Learning, Inc.	146	1,488
RightNow Technologies, Inc.*#	500	9,850
Rosetta Stone, Inc.*	202	4,290
Schawk, Inc.	187	3,452
Seachange International, Inc.*	373	2,764
Smith Micro Software, Inc.*	576	5,725
SolarWinds, Inc.*	608	10,494
SS&C Technologies Holdings, Inc.*	200	3,160
Synchronoss Technologies, Inc.*	366	6,518

	Number of Shares	Value†

Software — (continued)
SYNNEX Corp.*	394	$11,087
Take-Two Interactive Software, Inc.*#	1,244	12,614
Taleo Corp., Class A*#	801	23,221
The Ultimate Software Group, Inc.*#	511	19,745
THQ, Inc.*	1,261	5,069
Trident Microsystems, Inc.*	1,017	1,739
Tyler Technologies, Inc.*#	706	14,233
Unica Corp.*	345	7,238
VeriFone Systems, Inc.*	1,676	52,073

		871,210

Storage & Warehousing — 0.0%
Mobile Mini, Inc.*#	777	11,919

Telecommunications — 3.1%
Acme Packet, Inc.*	864	32,780
ADC Telecommunications, Inc.*	1,755	22,236
Adtran, Inc.	1,221	43,101
Alaska Communications Systems Group, Inc.#	947	9,612
Anaren, Inc.*	312	5,238
Anixter International, Inc.*#	546	29,479
Applied Signal Technology, Inc.	296	7,364
Arris Group, Inc.*	2,487	24,298
Aruba Networks, Inc.*#	1,488	31,754
Atlantic Tele-Network, Inc.	149	7,337
Aviat Networks, Inc.*	862	3,526
BigBand Networks, Inc.*	898	2,550
Black Box Corp.	354	11,349
Calix, Inc.*#	200	2,872
Cbeyond, Inc.*#	568	7,287
Cincinnati Bell, Inc.*	4,437	11,847
Comtech Telecommunications Corp.	492	13,456
Consolidated Communications Holdings, Inc.	570	10,642
CPI International, Inc.*	125	1,750
DigitalGlobe, Inc.*	545	16,568
EMS Technologies, Inc.*	323	6,017
Extreme Networks, Inc.*	1,947	6,055
FiberTower Corp.*#	900	3,816
Finisar Corp.*#	1,500	28,185
General Communication, Inc., Class A*	986	9,830
GeoEye, Inc.*	447	18,095
Global Crossing Ltd.*#	603	7,755
Globalstar, Inc.*#	1,400	2,436
Globecomm Systems, Inc.*	500	4,185
Harmonic, Inc.*	2,094	14,407
Hughes Communications, Inc.*	150	4,088
Hypercom Corp.*#	900	5,850
ICO Global Communications Holdings Ltd.*	1,800	2,952
IDT Corp., Class B*	300	5,337
Infinera Corp.*#	1,594	18,602
InterDigital, Inc.*#	893	26,442
IPG Photonics Corp.*#	585	14,122
Iridium Communications, Inc.*	600	5,124
Ixia*	613	7,601
Knology, Inc.*	636	8,541

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
KVH Industries, Inc.*	354	$5,314
LogMeIn, Inc.*#	247	8,887
Loral Space & Communications, Inc.*#	246	12,841
MasTec, Inc.*	1,164	12,012
Meru Networks, Inc.*	200	3,448
Netgear, Inc.*	663	17,908
Network Equipment Technologies, Inc.*	325	1,121
Neutral Tandem, Inc.*	626	7,481
Novatel Wireless, Inc.*	601	4,736
NTELOS Holdings Corp.	564	9,543
Occam Networks, Inc.*	300	2,349
Oclaro, Inc.*	900	14,409
Oplink Communications, Inc.*	373	7,400
Opnext, Inc.*	580	911
PAETEC Holding Corp.*	2,323	9,548
Plantronics, Inc.#	901	30,436
Powerwave Technologies, Inc.*	1,725	3,140
Preformed Line Products Co.	45	1,569
Premiere Global Services, Inc.*	1,064	7,533
RF Micro Devices, Inc.*#	4,975	30,546
SAVVIS, Inc.*	722	15,220
Shenandoah Telecommunications Co.	559	10,157
ShoreTel, Inc.*	981	4,866
Sonus Networks, Inc.*	4,015	14,173
Sycamore Networks, Inc.#	375	12,154
Symmetricom, Inc.*	959	5,485
Syniverse Holdings, Inc.*	1,280	29,018
Tekelec*	1,342	17,392
Tessco Technologies, Inc.	100	1,507
USA Mobility, Inc.	512	8,207
Utstarcom, Inc.*	1,566	3,398
Viasat, Inc.*	640	26,310
Vonage Holdings Corp.*	1,900	4,845

		838,350

Textiles — 0.1%
Culp, Inc.*	200	1,960
G&K Services, Inc., Class A	290	6,629
Unifirst Corp.	277	12,230

		20,819

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc.*#	584	10,302
Leapfrog Enterprises, Inc.*	376	2,061
RC2 Corp.*	412	8,631

		20,994

Transportation — 1.5%
Air Transport Services Group, Inc.*	985	5,999
American Commercial Lines, Inc.*#	147	4,098
Arkansas Best Corp.	430	10,419
Atlas Air Worldwide Holdings, Inc.*#	548	27,565
Baltic Trading Ltd.	300	3,303
Bristow Group, Inc.*	732	26,411
CAI International, Inc.*	160	2,427
Celadon Group, Inc.*	435	6,007
DHT Maritime, Inc.	1,126	4,650
Dynamex, Inc.*	225	3,431

	Number of Shares	Value†

Transportation — (continued)
Eagle Bulk Shipping, Inc.*	1,220	$6,368
Echo Global Logistics, Inc.*#	200	2,554
Excel Maritime Carriers Ltd.*#	700	3,934
Forward Air Corp.	596	15,496
Genco Shipping & Trading Ltd.*	511	8,145
General Maritime Corp.	1,577	7,743
Genesee & Wyoming, Inc., Class A*	812	35,233
Golar LNG Ltd.	606	7,587
Gulfmark Offshore, Inc., Class A*#	479	14,715
Heartland Express, Inc.	867	12,892
Horizon Lines, Inc., Class A#	703	2,953
HUB Group, Inc., Class A*	668	19,546
International Shipholding Corp.	141	3,982
Knight Transportation, Inc.#	1,206	23,312
Knightsbridge Tankers Ltd.	274	5,179
Marten Transport Ltd.	234	5,424
Nordic American Tanker Shipping#	861	23,040
Old Dominion Freight Line, Inc.*	839	21,327
Overseas Shipholding Group, Inc.#	500	17,160
Pacer International, Inc.*	687	4,150
Patriot Transportation Holding, Inc.*	23	1,613
PHI, Inc.*	293	4,741
RailAmerica, Inc.*	456	4,391
Roadrunner Transportation Systems, Inc.*	200	2,168
Saia, Inc.*	274	4,091
Scorpio Tankers, Inc.*	300	3,387
Ship Finance International Ltd.	884	17,176
Teekay Tankers Ltd., Class A	493	6,414
Ultrapetrol (Bahamas) Ltd.*#	435	2,793
Universal Truckload Services, Inc.*	100	1,566
USA Truck, Inc.*	140	2,097
Werner Enterprises, Inc.#	823	16,863

		402,350

Trucking and Leasing — 0.2%
Aircastle Ltd.	896	7,598
Amerco, Inc.*	195	15,499
Greenbrier Cos., Inc.*#	347	5,410
TAL International Group, Inc.	293	7,096
Textainer Group Holdings Ltd.#	212	5,669

		41,272

Water — 0.2%
American States Water Co.#	412	14,741
Artesian Resources Corp., Class A	113	2,155
California Water Service Group	344	12,711
Connecticut Water Service, Inc.#	119	2,850
Consolidated Water Co., Inc.#	312	2,958
Middlesex Water Co.	271	4,564
Pico Holdings, Inc.*	392	11,705
SJW Corp.	188	4,630
York Water Co.	297	4,761

		61,075

TOTAL COMMON STOCKS (Cost $15,311,835)		18,349,950

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 5.3%
Apartments — 0.6%
American Campus Communities, Inc.	1,226	$37,319
Associated Estates Realty Corp.	656	9,171
Education Realty Trust, Inc.	1,105	7,901
Home Properties, Inc.#	741	39,199
Mid-America Apartment Communities, Inc.	617	35,959
Post Properties, Inc.#	969	27,054

		156,603

Building & Real Estate — 1.3%
Agree Realty Corp.#	196	4,949
Alexander’s, Inc.	34	10,736
American Capital Agency Corp.#	633	16,819
Anworth Mortgage Asset Corp.	2,195	15,650
Apollo Commercial Real Estate Finance, Inc.	400	6,428
Capstead Mortgage Corp.	1,461	15,881
Colony Financial, Inc.	216	3,992
CreXus Investment Corp.	161	1,937
Cypress Sharpridge Investments, Inc.	827	11,040
Dynex Capital, Inc.	207	2,231
Equity Lifestyle Properties, Inc.	512	27,894
Getty Realty Corp.	363	9,739
Government Properties Income Trust	550	14,685
Hatteras Financial Corp.#	930	26,477
Invesco Mortgage Capital, Inc.	475	10,222
iStar Financial, Inc.*#	1,518	4,645
MFA Financial, Inc.	5,438	41,492
National Retail Properties, Inc.#	1,569	39,398
Newcastle Investment Corp.*	1,200	3,720
NorthStar Realty Finance Corp.#	1,021	3,819
Pennymac Mortgage Investment Trust	392	7,013
RAIT Financial Trust*	1,518	2,505
Redwood Trust, Inc.	1,502	21,719
Resource Capital Corp.	700	4,445
Starwood Property Trust, Inc.#	930	18,479
Sun Communities, Inc.#	360	11,052
Two Harbors Investment Corp.	500	4,510
UMH Properties, Inc.	168	1,804
Walter Investment Management Corp.#	448	7,836

		351,117

Diversified — 0.1%
Entertainment Properties Trust#	883	38,128

Factory Outlets — 0.1%
Tanger Factory Outlet Centers, Inc.#	835	39,362

Forest Products & Paper — 0.1%
Potlatch Corp.	730	24,820

Healthcare — 0.5%
Cogdell Spencer, Inc.	734	4,639
Healthcare Realty Trust, Inc.#	1,187	27,764
LTC Properties, Inc.	517	13,194
Medical Properties Trust, Inc.	2,007	20,351
National Health Investors, Inc.	460	20,268
Omega Healthcare Investors, Inc.	1,747	39,220
Universal Health Realty Income Trust	220	7,570

		133,006

	Number of Shares	Value†

Hotels & Resorts — 0.5%
Ashford Hospitality Trust, Inc.*	820	$7,421
Chesapeake Lodging Trust	143	2,339
DiamondRock Hospitality Co.*#	3,053	28,973
FelCor Lodging Trust, Inc.*	1,818	8,363
Hersha Hospitality Trust	1,973	10,220
LaSalle Hotel Properties	1,369	32,021
Pebblebrook Hotel Trust*	626	11,274
Strategic Hotels & Resorts, Inc.*	2,937	12,453
Sunstone Hotel Investors, Inc.*	1,752	15,891

		128,955

Industrial — 0.2%
DCT Industrial Trust, Inc.#	4,235	20,286
EastGroup Properties, Inc.#	575	21,494
First Industrial Realty Trust, Inc.*#	1,163	5,896
First Potomac Realty Trust	626	9,390
Monmouth Real Estate Investment Corp., Class A	581	4,543

		61,609

Mixed Industrial/Office — 0.6%
CapLease, Inc.	1,035	5,786
Colonial Properties Trust	1,364	22,083
Cousins Properties, Inc.	1,544	11,024
Dupont Fabros Technology, Inc.	786	19,768
Gladstone Commercial Corp.	152	2,608
Investors Real Estate Trust	1,418	11,883
Lexington Realty Trust#	2,115	15,143
Mission West Properties, Inc.#	287	1,946
One Liberty Properties, Inc.	203	3,230
PS Business Parks, Inc.	365	20,648
Washington Real Estate Investment Trust	1,184	37,568
Winthrop Realty Trust#	377	4,660

		156,347

Office Property — 0.6%
BioMed Realty Trust, Inc.#	2,228	39,926
Franklin Street Properties Corp.	1,445	17,947
Highwoods Properties, Inc.#	1,336	43,380
Hudson Pacific Properties, Inc	400	6,548
Kilroy Realty Corp.#	1,040	34,466
MPG Office Trust, Inc.*	900	2,250
Parkway Properties, Inc.#	393	5,816

		150,333

Regional Malls — 0.2%
CBL & Associates Properties, Inc.#	2,564	33,486
Glimcher Realty Trust	1,787	10,990
Pennsylvania Real Estate Investment Trust#	1,203	14,267

		58,743

Storage & Warehousing — 0.2%
Extra Space Storage, Inc.#	1,751	28,086
Sovran Self Storage, Inc.#	582	22,058
U-Store-It Trust#	1,656	13,827

		63,971

Strip Centers — 0.3%
Acadia Realty Trust#	862	16,378
Cedar Shopping Centers, Inc.#	1,026	6,238

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Strip Centers — (continued)
Equity One, Inc.#	736	$12,424
Excel Trust, Inc.	300	3,381
Inland Real Estate Corp.#	1,388	11,534
Kite Realty Group Trust	1,107	4,915
Ramco-Gershenson Properties Trust	641	6,865
Saul Centers, Inc.	151	6,335
Urstadt Biddle Properties, Inc., Class A	516	9,329

		77,399

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,182,111)		1,440,393

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.5%
U S Treasury Bills 0.140%, 11/18/10	$50	49,991
U.S. Treasury Bills 0.080%, 10/14/10	76	75,996

TOTAL U.S. TREASURY OBLIGATIONS (Cost $125,988)		125,987

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 4.1%
BlackRock Liquidity Funds TempCash - Institutional Shares	548,016	548,016
BlackRock Liquidity Funds TempFund - Institutional Shares	548,016	548,016

TOTAL SHORT-TERM INVESTMENTS (Cost $1,096,032)		1,096,032

SECURITIES LENDING COLLATERAL — 21.8%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.222%, 10/01/2010 (Cost $5,868,632)	5,868,632	5,868,632

TOTAL INVESTMENTS — 100.0% (Cost $23,584,598)(a)		$26,880,994

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
~	Fair valued security. The total market value of fair valued securities at September 30, 2010 is $14.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $23,894,098. Net unrealized appreciation was $3,296,396 This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,109,573 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,122,677.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

SMALL CAP INDEX FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows ( See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Advertising	$13,958	$13,958	$—	$—
Aerospace & Defense	263,202	263,202	—	—
Agriculture	71,585	71,585	—	—
Airlines	155,290	155,290	—	—
Apparel	399,465	399,465	—	—
Auto Manufacturers	18,460	18,460	—	—
Auto Parts & Equipment	212,498	212,498	—	—
Banks	1,146,155	1,146,155	—	—
Beverages	36,089	36,089	—	—
Biotechnology	395,996	395,996	—	—
Building Materials	129,563	129,563	—	—
Chemicals	435,777	435,777	—	—
Coal	54,285	54,285	—	—
Commercial Services	1,115,195	1,115,195	—	—
Computers	512,917	512,917	—	—
Cosmetics & Personal Care	20,121	20,121	—	—
Distribution & Wholesale	196,235	196,235	—	—
Diversified Financial Services	342,530	342,516	14	—
Electric	377,203	377,203	—	—
Electrical Components & Equipment	234,619	234,619	—	—
Electronics	506,264	506,264	—	—
Energy-Alternate Sources	37,158	37,158	—	—
Engineering & Construction	130,930	130,930	—	—
Entertainment	133,102	133,102	—	—
Environmental Control	131,421	131,421	—	—
Food	333,807	333,807	—	—
Forest Products & Paper	98,083	98,083	—	—
Gas	260,223	260,223	—	—
Hand & Machine Tools	53,976	53,976	—	—
Healthcare Products	769,607	769,607	—	—
Healthcare Services	425,609	425,609	—	—
Holding Companies	14,351	14,351	—	—
Home Builders	61,765	61,765	—	—
Home Furnishings	78,548	78,548	—	—
Hotels & Resorts	3,722	3,722	—	—
Household Products & Wares	106,354	106,354	—	—
Housewares	6,971	6,971	—	—
Industrial	2,406	2,406	—	—
Insurance	614,220	614,220	—	—
Internet	646,946	646,946	—	—
Investment Companies	182,785	182,785	—	—
Iron & Steel	5,862	5,862	—	—
Leisure Time	129,026	129,026	—	—
Lodging	66,574	66,574	—	—
Machinery - Construction & Mining	9,386	9,386	—	—
Machinery - Diversified	280,875	280,875	—	—
Media	136,570	136,570	—	—
Metal Fabricate/Hardware	164,712	164,712	—	—
Mining	318,946	318,946	—	—
Miscellaneous Manufacturing	473,717	473,717	—	—
Office Furnishings	84,153	84,153	—	—
Oil & Gas	514,898	514,898	—	—
Oil & Gas Services	307,910	307,910	—	—
Packaging and Containers	83,133	83,133	—	—
Pharmaceuticals	638,674	638,674	—	—
Pipelines	7,616	7,616	—	—
Real Estate	47,362	47,362	—	—
Retail	1,238,736	1,238,736	—	—
Savings & Loans	194,512	194,512	—	—
Semiconductors	649,908	649,908	—	—
Software	871,210	871,210	—	—
Storage & Warehousing	11,919	11,919	—	—
Telecommunications	838,350	838,350	—	—
Textiles	20,819	20,819	—	—
Toys, Games & Hobbies	20,994	20,994	—	—
Transportation	402,350	402,350	—	—
Trucking and Leasing	41,272	41,272	—	—
Water	61,075	61,075	—	—

REAL ESTATE INVESTMENT TRUSTS	1,440,393	1,440,393	—	—

U.S. TREASURY OBLIGATIONS	125,987	—	125,987	—
SHORT-TERM INVESTMENTS	1,096,032	1,096,032	—	—
SECURITIES LENDING COLLATERAL	5,868,632	5,868,632	—	—

TOTAL INVESTMENTS	$26,880,994	$26,754,993	$126,001	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any significant transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 97.7%
Australia — 8.3%
AGL Energy Ltd.	2,472	$38,635
Alumina Ltd.	7,478	13,082
Amcor Ltd.	4,495	28,284
AMP Ltd.	9,518	47,010
Asciano Group*	11,700	18,659
ASX Ltd.	683	21,501
Australia & New Zealand Banking Group Ltd.	12,297	281,452
AXA Asia Pacific Holdings Ltd.	3,574	17,756
Bendigo & Adelaide Bank Ltd.	1,011	8,941
BHP Billiton Ltd.	16,139	606,962
Billabong International Ltd.	1,524	11,740
BlueScope Steel Ltd.	10,608	22,557
Boral Ltd.	4,134	18,420
Brambles Ltd.	6,811	41,276
CFS Retail Property Trust	10,539	19,303
Coca-Cola Amatil Ltd.	3,123	36,162
Cochlear Ltd.	303	20,574
Commonwealth Bank of Australia	7,713	381,471
Computershare Ltd.	2,605	24,549
Crown Ltd.	2,672	21,668
CSL Ltd.	2,560	81,778
CSR Ltd.	2,938	5,111
Dexus Property Group	14,563	12,035
Fairfax Media Ltd.	8,585	12,156
Fortescue Metals Group Ltd.*	5,092	25,642
Foster’s Group Ltd.	9,437	55,914
Goodman Fielder Ltd.	11,589	14,618
Goodman Group	25,998	16,208
GPT Group	6,943	19,730
GPT Group, In Specie*~§	16,419	0
Harvey Norman Holdings Ltd.	3,095	11,278
Incitec Pivot Ltd.	8,759	30,393
Insurance Australia Group Ltd.	8,821	31,034
Intoll Group	16,254	23,408
Leighton Holdings Ltd.	561	17,926
Lend Lease Group	2,163	15,910
MacArthur Coal Ltd.	1,200	13,605
Macquarie Group Ltd.	1,416	49,640
MAP Group	3,363	9,491
Metcash Ltd.	4,753	20,076
Mirvac Group	15,574	20,021
National Australia Bank Ltd.	10,315	252,638
Newcrest Mining Ltd.	3,690	141,485
OneSteel Ltd.	8,273	23,429
Orica Ltd.	1,325	32,926
Origin Energy Ltd.	3,638	55,733
OZ Minerals Ltd.	20,234	28,456
Paladin Energy Ltd.*	4,300	14,921
Qantas Airways Ltd.*	6,627	17,871
QBE Insurance Group Ltd.	4,741	79,092
Rio Tinto Ltd.	1,985	147,291
Santos Ltd.	3,431	42,481
Sims Metal Management Ltd.	463	7,894
Sonic Healthcare Ltd.	1,503	15,980
Stockland	10,809	40,118

	Number of Shares	Value†

Australia — (continued)
Suncorp-Metway Ltd.	6,070	$52,803
TABCORP Holdings Ltd.	4,380	29,634
Tatts Group Ltd.	3,787	8,748
Telstra Corp. Ltd.	18,842	47,715
Toll Holdings Ltd.	3,765	24,018
Transurban Group	4,595	22,073
Wesfarmers Ltd.	4,735	150,524
Wesfarmers Ltd. PPS	1,021	32,655
Westfield Group	10,864	128,737
Westpac Banking Corp.	13,665	306,951
Woodside Petroleum Ltd.	2,502	106,115
Woolworths Ltd.	5,779	161,091
WorleyParsons Ltd.	630	13,549

		4,150,904

Austria — 0.3%
Erste Group Bank AG	1,000	40,039
Immoeast AG*~	2,678	0
IMMOFINANZ AG*	4,017	14,972
Oestrreichische Elektrizitatswirtschafts AG	303	10,863
OMV AG	796	29,798
Raiffeisen International Bank-Holding AG	211	9,837
Telekom Austria AG	1,265	19,039
Vienna Insurance Group	300	16,126
Voestalpine AG	642	23,648

		164,322

Belgium — 0.9%
Anheuser-Busch InBev N.V.	3,530	207,650
Belgacom S.A.	673	26,244
Colruyt S.A.	63	16,653
Compagnie Nationale a Poartefeuille S.A.	69	3,598
Delhaize Group S.A.	408	29,590
Dexia S.A.*	1,839	8,103
Fortis N.V.	9,115	26,095
Groupe Bruxelles Lambert S.A.	278	23,163
KBC Groep N.V.*	1,139	51,093
Mobistar S.A.	172	10,533
Solvay S.A.	190	20,268
UCB S.A.	377	13,062
Umicore	536	23,171

		459,223

Bermuda — 0.1%
Seadrill Ltd.	1,296	37,440

Cayman Islands — 0.0%
Wynn Macau Ltd.*	8,000	13,837

China — 0.1%
Foxconn International Holdings Ltd.*	17,000	12,489
Sands China Ltd.*	14,800	26,705
Yangzijiang Shipbuilding Holdings Ltd.	19,000	25,428

		64,622

Cyprus — 0.0%
Bank of Cyprus Public Co. Ltd.~	2,329	1,429
Bank of Cyprus Public Co., Ltd.	2,329	11,747

		13,176

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Denmark — 1.0%
A.P. Moller - Maersk A/S, B Shares	6	$50,157
A.P. Moller - Maersk A/S, A Shares	3	24,393
Carlsberg A/S, B Shares	400	41,706
Coloplast A/S, B Shares	200	23,908
Danske Bank A/S*	1,900	45,842
DSV A/S	1,300	26,539
Novo Nordisk A/S, B Shares	2,011	199,562
Novozymes A/S, B Shares	250	31,806
TrygVesta A/S	303	18,218
Vestas Wind Systems A/S*	860	32,407
William Demant Holding A/S*	138	10,183

		504,721

Finland — 1.1%
Elisa Oyj*	1,000	22,971
Fortum Oyj	1,802	47,142
Kesko Oyj, B Shares	200	9,385
Kone Oyj, B Shares	669	34,565
Metso Oyj	500	22,916
Neste Oil Oyj	209	3,265
Nokia Oyj	17,914	179,985
Nokian Renkaat Oyj	430	14,766
Orion Oyj, Class B	750	14,979
Outokumpu Oyj	950	18,870
Pohjola Bank Plc	1,500	18,251
Rautaruukki Oyj	200	4,133
Sampo Oyj, A Shares	1,733	46,801
Sanoma OYJ	750	15,868
Stora Enso Oyj, R Shares	2,865	28,317
UPM-Kymmene Oyj	1,847	31,650
Wartsila Oyj	600	39,155

		553,019

France — 9.3%
Accor S.A.	701	25,597
Aeroports de Paris	61	4,976
Air France-KLM*	206	3,159
Air Liquide S.A.	1,365	166,526
Alcatel-Lucent*	11,560	38,925
Alstom S.A.	905	46,167
Atos Origin S.A.*	94	4,249
AXA S.A.	8,321	145,482
BNP Paribas	4,420	314,354
Bouygues S.A.	1,032	44,295
Bureau Veritas S.A.	300	20,948
Cap Gemini S.A.	751	37,676
Carrefour S.A.	2,669	143,412
Casino Guichard Perracho S.A.	252	23,072
Christian Dior S.A.	328	42,872
Cie Generale d’Optique Essilor International S.A.	937	64,469
Cie Generale de Geophysique - Veritas*	565	12,401
CNP Assurances	572	10,625
Compagnie de Saint-Gobain	1,709	76,021
Compagnie Generale des Establissements Michelin, B Shares	623	47,400
Credit Agricole S.A.	4,395	68,692
Danone	2,804	167,715

	Number of Shares	Value†

France — (continued)
Dassault Systemes S.A.	334	$24,569
Edenred*	701	13,885
EDF S.A.	1,371	59,136
Eiffage S.A.	328	15,596
Eramet	33	9,751
Eurazeo	54	3,624
Eutelsat Communications	404	15,421
Fonciere Des Regions	100	10,657
France Telecom S.A.	8,921	192,761
GDF Suez	5,811	208,028
Gecina S.A.	40	4,744
Groupe Eurotunnel S.A.	1,950	16,580
Hermes International	272	62,110
ICADE	156	16,388
Iliad S.A.	150	15,629
Imerys S.A.	213	12,759
JC Decaux S.A.*	400	10,560
Klepierre	389	15,002
L’Oreal S.A.	1,064	119,637
Lafarge S.A.	888	50,844
Lagardere S.C.A.	642	25,079
Legrand S.A.	461	15,592
LVMH Moet Hennessy Louis Vuitton S.A.	1,128	165,462
M6-Metropole Television	104	2,446
Michelin Tires	623	1,739
Natixis*	5,349	30,627
Neopost S.A.	78	5,805
PagesJaunes Groupe	1,200	12,565
Pernod-Ricard S.A.	891	74,398
Peugeot S.A.*	786	26,429
PPR	369	59,736
Publicis Groupe S.A.	695	33,010
Renault S.A.*	804	41,371
Safran S.A.	915	25,721
Sanofi-Aventis S.A.	4,994	332,745
Schneider Electric S.A.	1,063	134,784
SCOR SE	820	19,596
Societe BIC S.A.	120	9,634
Societe Generale	2,893	166,629
Societe Television Francaise 1	821	12,782
Sodexo	506	32,835
Suez Environment Co.	1,223	22,591
Technip S.A.	491	39,485
Thales S.A.	290	10,599
Total S.A.	10,177	524,500
Unibail-Rodamco SE	412	91,354
Vallourec S.A.	502	49,869
Veolia Environment	1,693	44,590
Vinci S.A.	2,003	100,404
Vivendi S.A.	5,698	155,745

		4,654,836

Germany — 7.8%
Adidas AG	989	61,224
Allianz SE	2,208	249,534
BASF SE	4,463	281,425
Bayer AG	3,994	278,503

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Bayerische Motoren Werke AG	1,544	$108,274
Bayerische Motoren Werke AG (Preference)	500	23,322
Beiersdorf AG	497	30,421
Celesio AG	516	11,227
Commerzbank AG*	3,985	33,030
Continental AG*	250	19,430
Daimler AG*	4,174	264,367
Deutsche Bank AG	4,557	249,394
Deutsche Boerse AG	977	65,190
Deutsche Lufthansa AG*	1,383	25,424
Deutsche Post AG	4,252	77,123
Deutsche Postbank AG*	582	19,808
Deutsche Telekom AG	13,316	182,166
E.ON AG	8,755	258,160
Fraport AG Frankfurt Airport Services Worldwide	78	4,744
Fresenius Medical Care AG & Co. KGaA	918	56,698
Fresenius SE	181	14,489
Fresenius SE (Preference)	280	22,613
GEA Group AG	785	19,621
Hannover Ruckversicherung AG	356	16,375
HeidelbergCement AG	701	33,782
Henkel AG & Co. KGaA	635	28,753
Henkel AG & Co. KGaA (Preference)	882	47,374
Hochtief AG	206	17,838
Infineon Technologies AG*	4,714	32,652
K+S AG	722	43,224
Linde AG	835	108,686
MAN SE	431	46,982
Merck KGaA	264	22,177
Metro AG	665	43,288
Muenchener Ruckversicherung AG	885	122,578
Porsche Automobil Holding SE (Preference)	304	15,054
RWE AG	1,880	126,992
RWE AG (Preference)	206	13,130
Salzgitter AG	183	11,854
SAP AG	4,042	199,940
Siemens AG	3,896	411,249
Suedzucker AG	700	15,655
ThyssenKrupp AG	1,806	58,892
TUI AG*	198	2,423
United Internet AG	243	3,929
Volkswagen AG	252	27,768
Volkswagen AG (Preference)	687	82,913
Wacker Chemie AG	128	23,618

		3,913,313

Greece — 0.2%
Alpha Bank A.E.*	3,280	20,568
Coca-Cola Hellenic Bottling Co. S.A.	680	17,947
EFG Eurobank Ergasias S.A.*	1,674	10,087
Hellenic Telecommunications Organization S.A.	590	4,247
National Bank of Greece~	2,940	2,645
National Bank of Greece~	2,940	1,443
National Bank of Greece S.A.*	2,940	28,737
OPAP S.A.	1,080	17,079

	Number of Shares	Value†

Greece — (continued)
Piraeus Bank S.A.*	1,557	$7,705
Public Power Corp. S.A.	180	2,805

		113,263

Guernsey — 0.1%
Resolution Ltd.	8,025	30,886

Hong Kong — 2.6%
BOC Hong Kong Holdings Ltd.	17,500	55,485
Cathay Pacific Airways Ltd.	10,000	27,130
Cheung Kong Holdings Ltd.	6,000	90,941
Cheung Kong Infrastructure Holdings Ltd.	4,000	15,879
CLP Holdings Ltd.	9,500	75,852
Esprit Holdings Ltd.	4,205	22,817
Genting Singapore Plc*	34,000	48,088
Hang Lung Group Ltd.	8,000	52,224
Hang Lung Properties Ltd.	9,000	43,963
Hang Seng Bank Ltd.	3,100	45,588
Henderson Land Development Co. Ltd.	5,074	36,131
Hong Kong Exchanges & Clearing Ltd.	5,000	98,468
HongKong Electric Holdings Ltd.	4,500	27,346
Hopewell Holdings Ltd.	1,000	3,235
Hutchison Whampoa Ltd.	9,000	83,982
Kerry Properties Ltd.	4,009	21,805
Li & Fung Ltd.	10,000	56,258
MTR Corp.	6,135	23,207
New World Development Ltd.	14,443	29,114
Noble Group Ltd.	14,155	20,343
NWS Holdings Ltd.	2,278	4,469
Shangri-La Asia Ltd.	8,000	18,209
Sino Land Co. Ltd.	4,337	8,977
Sun Hung Kai Properties Ltd.	6,043	104,366
Swire Pacific Ltd., Class A	4,000	55,111
The Bank of East Asia Ltd.	5,949	25,187
The Hong Kong & China Gas Co. Ltd.	19,300	48,854
The Link Real Estate Investment Trust	14,183	42,044
Wharf Holdings Ltd.	6,000	38,588
Wheelock & Co. Ltd.	2,000	6,689
Wing Hang Bank Ltd.	2,000	23,986
Yue Yuen Industrial Holdings Ltd.	7,000	25,938

		1,280,274

Ireland — 0.5%
Anglo Irish Bank Corp. Plc*~	3,146	0
Bank of Ireland*	12,000	10,143
CRH Plc	3,322	54,526
Elan Corp. Plc*	1,453	8,173
Experian Plc	4,995	54,377
James Hardie Industries SE*	1,387	7,507
Kerry Group Plc, Class A	1,174	41,188
Ryanair Holdings Plc*	862	4,608
Shire Plc	2,574	57,983

		238,505

Israel — 0.8%
The Israel Corp. Ltd.*	16	15,287
Bank Hapoalim BM*	4,200	19,222
Bank Leumi Le-Israel BM	5,100	23,691

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Israel — (continued)
Bezeq Israeli Telecommunication Corp. Ltd.	7,500	$18,696
Cellcom Israel Ltd.	400	12,212
Elbit Systems Ltd.	300	15,987
Israel Chemicals Ltd.	2,300	32,444
NICE Systems Ltd.*	400	12,321
Partner Co.mmunications Co. Ltd.	700	12,972
Teva Pharmaceutical Industries Ltd.	4,406	239,267

		402,099

Italy — 2.7%
A2A SpA	1,615	2,477
Assicurazioni Generali SpA	5,328	107,281
Atlantia SpA	1,465	30,357
Banca Carige SpA	3,770	8,778
Banca Monte dei Paschi di Siena SpA*	7,196	9,967
Banca Popolare di Milano Scarl	3,017	14,395
Banco Popolare Societa Cooperative	3,276	19,606
Beni Stabili SpA*	576	526
Enel SpA	31,229	166,460
ENI SpA	12,193	263,128
Fiat SpA	3,168	48,889
Finmeccanica SpA	2,436	28,941
Intesa Sanpaolo SpA	34,172	110,989
Intesa Sanpaolo SpA, RNC	5,114	13,170
Luxottica Group SpA	649	17,748
Mediaset SpA	2,266	16,063
Mediobanco SpA*	2,550	23,708
Parmalat SpA	7,429	19,060
Prysmian SpA	913	16,678
Saipem SpA	1,299	52,028
Snam Rete Gas SpA	5,240	26,538
Telecom Italia SpA	43,883	61,319
Telecom Italia SpA, RSP	37,646	42,417
Terna Rete Elettrica Nasionale S.p.A.	8,545	36,316
UniCredit SpA	73,382	187,372
Unione di Banche Italiane ScpA	2,496	24,193

		1,348,404

Japan — 20.8%
Acom Co. Ltd.	80	1,210
Advantest Corp.	1,200	23,876
Aeon Co. Ltd.	2,600	27,906
Aeon Mall Co., Ltd.	500	12,153
Air Water, Inc.	1,000	11,883
Aisin Seiki Co. Ltd.	1,200	37,432
Ajinomoto Co., Inc.	3,000	29,360
Alfresa Holdings Corp.	200	8,529
All Nippon Airways Co. Ltd.*	5,000	18,507
Amada Co. Ltd.	1,000	6,852
Asahi Breweries Ltd.	2,000	40,010
Asahi Glass Co. Ltd.	5,000	50,970
Asahi Kasei Corp.	7,000	38,572
Astellas Pharma, Inc.	2,000	72,233
Benesse Corp.	400	19,262
Bridgestone Corp.	3,300	60,126
Brother Industries Ltd.	1,500	18,525
Canon, Inc.	5,300	247,287
Casio Computer Co. Ltd.	400	2,966

	Number of Shares	Value†

Japan — (continued)
Central Japan Railway Co.	7	$51,485
Chiyoda Corp.	2,000	16,363
Chubu Electric Power Co., Inc.	2,900	71,666
Chugai Pharmaceutical Co. Ltd.	900	16,538
Chuo Mitsui Trust Holdings, Inc.	4,000	13,273
Citizen Holdings Co. Ltd.	800	4,801
Credit Saison Co. Ltd.	1,000	13,368
Dai Nippon Printing Co. Ltd.	3,000	36,620
Daicel Chemical Industries Ltd.	2,000	13,464
Daihatsu Motor Co., Ltd.	1,000	13,380
Daiichi Sankyo Co. Ltd.	2,900	58,987
Daikin Industries Ltd.	1,300	48,898
Daito Trust Construction Co. Ltd.	400	23,910
Daiwa House Industry Co. Ltd.	2,000	20,125
Daiwa Securities Group, Inc.	9,000	36,332
Dena Co. Ltd.	300	9,448
Denki Kagaku Kogyo KK	4,000	17,202
Denso Corp.	2,400	71,155
Dentsu, Inc.	800	18,534
East Japan Railway Co.	1,700	102,635
Eisai Co. Ltd.	1,200	41,960
Electric Power Development Co. Ltd.	500	15,034
Elpida Memory, Inc.*	900	10,350
FamilyMart Co. Ltd.	500	17,926
Fanuc Ltd.	900	114,602
Fast Retailing Co. Ltd.	300	42,262
Fuji Electric Holdings Co. Ltd.	1,000	2,623
Fuji Heavy Industries Ltd.	4,000	25,491
FUJIFILM Holdings Corp.	2,300	76,180
Fujitsu Ltd.	9,000	63,177
Fukuoka Financial Group, Inc.	6,000	24,006
Furukawa Electric Co. Ltd.	4,000	15,046
GS Yuasa Corp.	2,000	14,063
Gunma Bank Ltd.	1,000	5,235
Hamamatsu Photonics KK	500	16,309
Hankyu Hanshin Holdings, Inc.	7,000	33,625
Hirose Electric Co. Ltd.	100	10,074
Hitachi Chemical Co. Ltd.	1,000	18,663
Hitachi Construction Machinery Co. Ltd.	200	4,324
Hitachi Ltd.	21,000	91,818
Hitachi Metals Ltd.	1,000	11,775
Hitamitsu Pharmaceutical Co. Ltd.	400	16,339
Hokkaido Electric Power Co., Inc.	900	17,918
Hokuhoku Financial Group, Inc.	9,000	16,495
Hokuriku Electric Power Co.	1,200	27,398
Honda Motor Co. Ltd.	8,000	283,948
Hoya Corp.	2,200	53,630
IBIDEN Co. Ltd.	500	12,692
Idemitsu Kosan Co., Ltd.	100	8,577
IHI Corp.	3,000	5,750
INPEX Holdings, Inc.	11	51,785
Isetan Mitsukoshi Holdings Ltd.	2,500	25,964
Isuzu Motors Ltd.	6,000	23,143
ITOCHU Corp.	7,500	68,639
J. Front Retailing Co. Ltd.	1,000	4,648
Japan Prime Realty Investment Corp.	5	11,009

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Japan Real Estate Investment Corp.	3	$27,276
Japan Retail Fund Investment Corp.	10	14,075
Japan Tobacco, Inc.	22	73,237
JFE Holdings, Inc.	2,200	67,281
JGC Corp.	1,000	17,357
Joyo Bank Ltd.	4,000	17,441
JS Group Corp.	1,300	25,492
JSR Corp.	900	15,320
JTEKT Corp.	400	3,685
Jupiter Telecommunications Co. Ltd.	12	12,937
JX Holdings, Inc.	10,990	63,718
Kajima Corp.	2,000	4,816
Kamigumi Co. Ltd.	1,000	7,427
Kaneka Corp.	2,000	12,003
Kansai Paint Co. Ltd.	2,000	17,034
Kao Corp.	2,500	60,913
Kawasaki Heavy Industries Ltd.	7,000	19,873
Kawasaki Kisen Kaisha Ltd.	4,000	15,046
KDDI Corp.	15	71,784
Keihin Electric Express Railway Co. Ltd.	2,000	19,334
Keio Corp.	3,000	20,628
Keisei Electric Railway Co., Ltd.	1,000	6,421
Keyence Corp.	210	45,683
Kikkoman Corp.	1,000	11,033
Kintetsu Corp.	9,000	30,403
Kirin Holdings Co. Ltd.	4,000	56,780
Kobe Steel Ltd.	11,000	25,827
Komatsu Ltd.	4,500	104,468
Konami Corp.	200	3,531
Konica Minolta Holdings, Inc.	2,000	19,502
Kubota Corp.	5,000	45,759
Kuraray Co. Ltd.	1,500	18,939
Kurita Water Industries Ltd.	300	8,327
Kyocera Corp.	700	66,160
Kyowa Hakko Kirin Co. Ltd.	1,000	9,907
Kyushu Electric Power Co., Inc.	1,800	41,097
Lawson, Inc.	400	18,328
Makita Corp.	300	9,512
Marubeni Corp.	7,000	39,578
Marui Group Co. Ltd.	600	4,492
Mazda Motor Corp.	7,000	16,854
Medipal Holdings Corp.	1,000	12,710
MEIJI Holdings Co. Ltd.	600	28,246
Minebea Co. Ltd.	2,000	10,302
Mitsubishi Chemical Holdings Corp.	7,500	38,093
Mitsubishi Corp.	6,200	147,127
Mitsubishi Electric Corp.	10,000	86,009
Mitsubishi Estate Co. Ltd.	6,000	97,604
Mitsubishi Gas Chemical Co., Inc.	1,000	5,810
Mitsubishi Heavy Industries Ltd.	14,000	51,653
Mitsubishi Materials Corp.*	5,000	14,375
Mitsubishi Motors Corp.*	21,000	27,420
Mitsubishi Tanabe Pharma Corp.	1,000	16,291
Mitsubishi UFJ Financial Group, Inc.	59,800	278,656
Mitsubishi UFJ Lease & Finance Co. Ltd.	130	4,571
Mitsui & Co. Ltd.	8,400	124,974

	Number of Shares	Value†

Japan — (continued)
Mitsui Chemicals, Inc.	5,000	$13,476
Mitsui Engineering & Shipbuilding Co. Ltd.	1,000	2,264
Mitsui Fudosan Co. Ltd.	4,000	67,465
Mitsui Mining & Smelting Co., Ltd.	4,000	11,452
Mitsui OSK Lines Ltd.	6,000	37,734
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,790	64,068
Mitsumi Electric Co. Ltd.	100	1,533
Mizuho Financial Group, Inc.	92,000	134,451
Mizuho Trust & Banking Co. Ltd.	3,000	2,516
Murata Manufacturing Co. Ltd.	1,000	52,707
Namco Bandai Holdings, Inc.	400	3,709
NEC Corp.	13,000	34,571
NGK Insulators Ltd.	1,000	16,615
NGK Spark Plug Co. Ltd.	1,000	13,380
Nidec Corp.	500	44,442
Nikon Corp.	1,600	29,669
Nintendo Co. Ltd.	500	124,940
Nippon Building Fund, Inc.	3	26,270
Nippon Electric Glass Co. Ltd.	2,000	27,264
Nippon Express Co. Ltd.	5,000	18,987
Nippon Meat Packers, Inc.	1,000	12,242
Nippon Paper Group, Inc.	200	5,005
Nippon Sheet Glass Co. Ltd.	1,000	2,180
Nippon Steel Corp.	23,000	78,246
Nippon Telegraph & Telephone Corp.	2,500	109,158
Nippon Yusen K.K.	8,000	32,774
Nissan Chemical Industries Ltd.	1,000	11,272
Nissan Motor Co. Ltd.	12,400	108,285
Nisshin Seifun Group, Inc.	500	6,570
Nisshin Steel Co. Ltd.	2,000	3,570
Nisshinbo Holdings, Inc.	2,000	20,053
Nissin Food Products Co. Ltd.	200	7,223
Nitori Holdings. Ltd.	100	8,361
Nitto Denko Corp.	600	23,467
NKSJ Holdings, Inc.*	7,700	48,333
NOK Corp.	1,000	17,405
Nomura Holdings, Inc.	17,800	86,143
Nomura Real Estate Holdings, Inc.	1,000	14,195
Nomura Research Institute Ltd.	200	3,759
NSK Ltd.	3,000	20,340
NTN Corp.	1,000	4,312
NTT Data Corp.	6	18,967
NTT DoCoMo, Inc.	70	116,555
Obayashi Corp.	4,000	15,908
Odakyu Electric Railway Co. Ltd.	3,000	27,743
Oji Paper Co. Ltd.	4,000	17,681
Olympus Corp.	1,000	26,186
OMRON Corp.	1,000	22,712
Ono Pharmaceutical Co. Ltd.	300	13,063
Oracle Corp. Japan	200	9,523
Oriental Land Co. Ltd.	300	27,959
ORIX Corp.	510	38,977
Osaka Gas Co. Ltd.	8,000	28,845
Panasonic Corp.	9,000	121,933
Panasonic Electric Works Co. Ltd.	2,000	26,521

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Rakuten, Inc.	28	$20,494
Resona Holdings, Inc.	2,400	21,533
Ricoh Co. Ltd.	3,000	42,298
Rinnai Corp.	300	17,645
Rohm Co. Ltd.	500	30,846
Sankyo Co. Ltd.	400	21,179
Santen Pharmaceutical Co. Ltd.	200	6,926
Sanyo Electric Co. Ltd.*	9,000	14,878
SBI Holdings, Inc.	101	12,667
Secom Co. Ltd.	1,000	45,161
Sega Sammy Holdings, Inc.	1,200	18,342
Seiko Epson Corp.	800	12,123
Sekisui Chemical Co. Ltd.	1,000	6,049
Sekisui House Ltd.	3,000	26,953
Seven & I Holdings Co. Ltd.	3,300	77,322
Sharp Corp.	5,000	49,772
Shikoku Electric Power Co., Inc.	700	20,083
Shimadzu Corp.	1,000	7,690
Shimamura Co. Ltd.	200	18,567
Shimano, Inc.	500	26,473
Shimizu Corp.	1,000	3,701
Shin-Etsu Chemical Co. Ltd.	2,100	102,258
Shinsei Bank Ltd.*	2,000	1,414
Shionogi & Co. Ltd.	2,000	36,608
Shiseido Co. Ltd.	1,700	38,162
Showa Denko K.K.	9,000	17,250
Showa Shell Sekiyu K.K.	500	3,821
SMC Corp.	300	39,566
Softbank Corp.	3,800	124,315
Sojitz Corp.	1,800	3,234
Sony Corp.	4,800	148,404
Sony Financial Holdings, Inc.	6	19,550
Stanley Electric Co. Ltd.	300	4,780
SUMCO Corp.*	200	3,119
Sumitomo Chemical Co. Ltd.	6,000	26,306
Sumitomo Corp.	5,200	67,024
Sumitomo Electric Industries Ltd.	3,600	43,900
Sumitomo Heavy Industries Ltd.	3,000	15,453
Sumitomo Metal Industries Ltd.	14,000	35,386
Sumitomo Metal Mining Co. Ltd.	2,000	30,546
Sumitomo Mitsui Financial Group, Inc.	6,600	192,276
Sumitomo Realty & Development Co. Ltd.	2,000	41,327
Sumitomo Rubber Industries Ltd.	1,200	11,715
Suruga Bank Ltd.	1,000	8,816
Suzuken Co. Ltd.	400	13,239
Suzuki Motor Corp.	1,800	37,863
Sysmex Corp.	200	13,872
T&D Holdings, Inc.	1,300	27,096
Taiheiyo Cement Corp.*	15,000	17,609
Taisei Corp.	2,000	4,121
Taisho Pharmaceutical Co. Ltd.	1,000	20,232
Taiyo Nippon Sanso Corp.	1,000	8,505
Takashimaya Co. Ltd.	1,000	7,714
Takeda Pharmaceutical Co. Ltd.	3,600	165,381
TDK Corp.	600	33,457
Teijin Ltd.	6,000	19,837

	Number of Shares	Value†

Japan — (continued)
Terumo Corp.	800	$42,453
The 77 Bank Ltd.	2,000	10,134
The Bank of Kyoto Ltd.	1,000	8,110
The Bank of Yokohama Ltd.	7,000	32,702
The Chiba Bank Ltd.	4,000	23,335
The Chugoku Bank Ltd.	1,000	12,159
The Chugoku Electric Power Co., Inc.	1,200	23,675
The Dai-ichi Life Insurance Co., Ltd.	33	39,847
The Hachijuni Bank Ltd.	1,000	5,223
The Hiroshima Bank Ltd.	5,000	20,364
The Iyo Bank Ltd.	1,000	8,110
The Japan Steel Works Ltd.	1,000	9,415
The Kansai Electric Power Co., Inc.	3,800	92,269
The Nishi-Nippon City Bank Ltd.	1,000	2,863
The Shizuoka Bank Ltd.	3,000	25,839
The Sumitomo Trust & Banking Co. Ltd.	7,000	35,050
THK Co. Ltd.	1,000	18,735
Tobu Railway Co. Ltd.	3,000	17,286
Toho Co. Ltd.	200	3,218
Toho Gas Co. Ltd.	1,000	4,947
Tohoku Electric Power Co., Inc.	2,500	55,283
Tokio Marine Holdings, Inc.	3,200	86,325
Tokuyama Corp.	4,000	20,316
Tokyo Electric Power Co., Inc.	5,900	143,896
Tokyo Electron Ltd.	800	40,105
Tokyo Gas Co. Ltd.	12,000	54,480
Tokyu Corp.	4,000	17,681
Tokyu Land Corp.	1,000	4,145
TonenGeneral Sekiyu K.K.	1,000	9,260
Toppan Printing Co. Ltd.	4,000	31,289
Toray Industries, Inc.	7,000	38,991
Toshiba Corp.	18,000	87,111
Tosoh Corp.	6,000	16,172
TOTO Ltd.	3,000	20,556
Toyo Seikan Kaisha Ltd.	1,000	18,016
Toyo Suisan Kaisha Ltd.	1,000	20,616
Toyoda Gosei Co., Ltd.	400	8,816
Toyota Industries Corp.	700	18,691
Toyota Motor Corp.	13,300	477,640
Toyota Tsusho Corp.	1,100	16,207
Trend Micro, Inc.	500	14,920
Tsumura & Co.	200	6,219
Ube Industries Ltd.	7,000	15,513
Unicharm Corp.	600	24,150
Ushio, Inc.	700	11,781
USS Co., Ltd.	110	8,209
West Japan Railway Co.	10	35,865
Yahoo! Japan Corp.	64	22,110
Yakult Honsha Co. Ltd.	600	18,529
Yamada Denki Co. Ltd.	340	21,097
Yamaguchi Financial Group, Inc.	1,000	9,427
Yamaha Corp.	300	3,482
Yamaha Motor Co. Ltd.*	1,400	21,013
Yamato Holdings Co. Ltd.	2,000	24,197
Yaskawa Electric Corp.	2,000	16,124

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Yokogawa Electric Corp.	2,000	$13,608

		10,416,851

Jersey — 0.1%
Randgold Resources Ltd.	474	47,431

Luxembourg — 0.5%
ArcelorMittal	3,994	131,547
Millicom International Cellular S.A.	326	31,099
SES S.A.	1,400	33,657
Tenaris S.A.	1,927	36,962

		233,265

Mexico — 0.0%
Fresnillo Plc	1,200	23,413

Netherlands — 4.4%
Aegon N.V.*	6,427	38,507
Akzo Nobel N.V.	940	57,992
ASML Holding N.V.	1,787	53,376
Corio N.V.	273	18,664
Delta Lloyd NV	720	13,457
European Aeronautic Defence & Sapce Co. N.V.*	1,819	45,367
Fugro N.V.	289	19,004
Heineken Holdings N.V.	420	18,374
Heineken N.V.	1,335	69,231
ING Groep N.V.*	18,152	188,315
Koninklijke Ahold N.V.	5,552	74,840
Koninklijke Boskalis Westminster N.V.	415	17,417
Koninklijke DSM N.V.	674	34,530
Koninklijke KPN N.V.	7,611	117,712
Koninklijke Philips Electronics N.V.	4,456	140,051
Koninklijke Vopak N.V.	370	17,659
QIAGEN N.V.*	1,189	21,274
Randstad Holding N.V.*	435	19,762
Reed Elsevier N.V.	3,459	43,618
Royal Dutch Shell Plc, A Shares	17,079	514,050
Royal Dutch Shell Plc, B Shares	12,787	373,016
SBM Offshore N.V.	693	13,132
TNT N.V.	1,845	49,575
Unilever N.V.	7,871	235,259
Wolters Kluwer N.V.	1,285	26,977

		2,221,159

New Zealand — 0.1%
Auckland International Airport Ltd.	5,869	8,828
Fletcher Building Ltd.	3,266	19,314
Telecom Corp. of New Zealand Ltd.	13,015	19,289

		47,431

Norway — 0.7%
Aker Solutions ASA	800	11,596
DnB NOR ASA	3,688	50,199
Norsk Hydro ASA	4,261	25,721
Orkla ASA	3,563	32,836
Renewable Energy Corp. AS*	4,240	14,361
StatoilHydro ASA	4,649	96,993
Telenor ASA	3,419	53,542

	Number of Shares	Value†

Norway — (continued)
Yara International ASA	1,000	$45,229

		330,477

Portugal — 0.3%
Banco Comercial Portugues S.A.	14,323	12,477
Banco Espirito Santo S.A.	3,884	17,976
Brisa Auto-Estradas de Portugal SA	510	3,289
Cimentos de Portugal, SGPS S.A.	2,109	13,576
Energias de Portugal S.A.	6,268	21,482
Galp Energia SGPS, S.A., B Shares	1,326	22,885
Jeronimo Martins SGPS S.A.	1,200	16,048
Portugal Telecom SGPS, S.A.	2,710	36,168

		143,901

Singapore — 1.5%
Ascendas Real Estate Investment Trust	15,000	24,979
CapitaLand Ltd.	14,000	43,221
Capitamall Trust Management Ltd.	5,700	9,319
CapitaMalls Asia Ltd.	7,000	11,497
City Developments Ltd.	3,000	29,108
ComfortDelGro Corp. Ltd.	4,000	4,623
DBS Group Holdings Ltd.	7,741	82,878
Fraser & Neave Ltd.	5,000	24,713
Golden Agri-Resources Ltd.	42,000	18,204
Jardine Cycle & Carriage Ltd.	1,000	29,884
Keppel Corp. Ltd.	6,000	40,970
Keppel Land Ltd.	5,000	15,398
Olam International Ltd.	3,041	7,538
Oversea-Chinese Banking Corp.	10,436	70,229
SembCorp Industries Ltd.	2,000	6,631
SembCorp Marine Ltd.	7,000	20,919
Singapore Airlines Ltd.	2,000	24,819
Singapore Exchange Ltd.	4,000	27,435
Singapore Press Holdings Ltd.	7,000	22,622
Singapore Technologies Engineering Ltd.	7,000	17,885
Singapore Telecommunications Ltd.	39,000	93,118
United Overseas Bank Ltd.	5,174	72,077
Wilmar International Ltd.	10,000	45,700

		743,767

Spain — 3.7%
Abertis Infraestructuras S.A.	1,521	28,345
Acciona S.A.	126	10,643
Acerinox S.A.	263	4,681
ACS Actividades de Construccion y Servicios S.A.	740	36,947
Banco Bilbao Vizcaya Argentaria, Chile S.A.	16,938	228,714
Banco de Sabadell S.A.	5,606	28,078
Banco de Valencia S.A.	603	3,436
Banco Popular Espanol S.A.	4,340	27,512
Banco Santander S.A.	38,833	493,234
Bankinter S.A.	588	4,086
Criteria CaixaCorp S.A.	6,621	34,777
EDP Renovaveis S.A.*	873	4,939
Enagas	797	16,151
Ferrovial S.A.	1,969	18,411
Gamesa Corporacion Tecnologica S.A.*	839	5,873
Gas Natural SDG S.A.	1,014	15,116

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Spain — (continued)
Grifols S.A.	1,270	$18,214
Iberdrola Renovables S.A.	2,539	8,439
Iberdrola S.A.	18,042	138,794
Inditex S.A.	1,022	81,184
Indra Sistemas S.A.	203	3,872
Mapfre S.A.	5,395	16,416
Red Electrica de Espana S.A.	525	24,688
Repson YPF S.A.	3,387	87,245
Telefonica S.A.	19,797	490,242
Zardoya Otis S.A.	276	4,940

		1,834,977

Sweden — 3.1%
Alfa Laval AB	1,900	33,291
Assa Abloy AB, B Shares	1,200	30,266
Atlas Copco AB, A Shares	3,450	66,591
Atlas Copco AB, B Shares	2,290	40,294
Boliden AB	1,000	15,148
Electrolux AB, B Shares	860	21,180
Getinge AB, B Shares	844	19,722
Hennes & Mauritz AB, B Shares	4,900	177,452
Hexagon AB, B Shares	1,100	23,598
Holmen AB	500	15,422
Husqvarna AB, B Shares	2,834	20,981
Investor AB, B Shares	2,300	46,714
Kinnevik Investment AB, B Shares	1,200	25,405
Modern Times Group AB, B Shares	200	14,910
Nordea Bank AB	15,725	163,774
Ratos AB, B Shares	700	24,177
Sandvik AB	5,109	78,299
Scania AB, B Shares	1,700	37,529
Securitas AB, B Shares	1,200	12,925
Skandinaviska Enskilda Banken AB, A Shares	6,680	49,533
Skanska AB, B Shares	2,100	38,477
SKF AB, B Shares	1,600	36,793
Ssab Svenskt Stal AB, A Shares	1,400	22,328
Svenska Cellulosa AB, B Shares	2,300	34,976
Svenska Handelsbanken AB, A Shares	2,300	75,377
Swedbank AB, A Shares*	3,350	46,445
Swedish Match AB	1,200	32,010
Tele2 AB, B Shares	1,416	29,726
Telefonaktiebolaget LM Ericsson, B Shares	15,556	170,784
TeliaSonera AB	10,900	88,295
Volvo AB, B Shares*	4,641	68,165

		1,560,587

Switzerland — 7.9%
ABB Ltd.*	10,116	213,201
Actelion Ltd.*	358	14,343
Adecco S.A.	528	27,591
Aryzta AG	492	21,530
Baloise Holding AG	303	27,320
Compagnie Financiere Richemont SA	2,389	115,019
Credit Suisse Group AG	5,158	220,461
GAM Holding Ltd.*	656	9,947
Geberit AG	167	29,741
Givaudan S.A.	30	30,652

	Number of Shares	Value†

Switzerland — (continued)
Holcim Ltd.	1,132	$72,690
Julius Baer Group Ltd.	1,033	37,603
Kuehne & Nagel International AG	317	38,066
Lindt & Spruengli AG	1	27,935
Lindt & Spruengli AG, Participation Certificates	3	7,193
Logitech International S.A.*	1,139	19,844
Lonza Group AG	223	19,051
Nestle S.A.	16,631	886,005
Nobel Biocare Holding AG	578	10,382
Novartis AG	9,961	571,213
Pargesa Holding S.A.	49	3,578
Roche Holding AG	3,386	462,424
Schindler Holding AG	145	15,494
Schindler Holding AG, Participation Certificates	194	20,809
SGS S.A.	25	40,401
Sika AG	9	16,605
Sonova Holding AG	157	19,173
STMicroelectronics N.V.	3,129	23,956
Straumann Holding AG	19	4,240
Swiss Life Holding AG*	175	19,928
Swiss Reinsurance	1,550	67,969
Swisscom AG	91	36,700
Syngenta AG	427	106,114
The Swatch Group AG	137	51,543
The Swatch Group AG, Registered Shares	282	19,486
UBS AG*	17,119	290,587
Xstrata Plc	10,080	192,866
Zurich Financial Services AG	727	170,384

		3,962,044

United Kingdom — 18.7%
3i Group Plc	4,517	20,329
Admiral Group Plc	1,092	28,579
Aggreko PLC	1,370	33,788
AMEC Plc	1,738	26,920
Anglo American Plc	6,449	255,851
Antofagasta Plc	1,823	35,396
ARM Holdings PLC	6,880	42,388
Associated British Foods Plc	1,748	28,805
AstraZeneca Plc	6,855	348,199
Autonomy Corp. Plc*	1,092	31,101
Aviva Plc	14,121	88,486
Babcock International Group Plc	1,950	17,461
BAE Systems Plc	15,758	84,733
Balfour Beatty Plc	4,201	17,653
Barclays Plc	55,745	262,358
BG Group Plc	16,041	281,848
BHP Billiton Plc	10,365	329,717
BP Plc	90,433	607,736
British Airways Plc*	2,764	10,542
British American Tobacco Plc	9,480	353,612
British Land Co. Plc	4,704	34,361
British Sky Broadcasting Group Plc	5,867	65,022
BT Group Plc	34,986	76,943
Bunzl Plc	1,761	20,997

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
Burberry Group Plc	1,938	$31,662
Cable & Wireless Worldwide	9,063	10,471
Cairn Energy Plc*	5,960	42,468
Carnival Plc	866	34,037
Centrica Plc	23,725	120,567
Cobham Plc	4,326	15,698
Compass Group Plc	8,552	71,269
Diageo Plc	11,967	206,036
Eurasian Natural Resources Corp.	1,476	21,297
Firstgroup Plc	2,601	14,824
G4S Plc	5,282	21,125
GlaxoSmithKline Plc	24,541	483,626
Hammerson Plc	2,901	17,969
Home Retail Group Plc	4,117	13,323
HSBC Holdings Plc	84,646	857,656
ICAP Plc	3,290	22,301
Imperial Tobacco Group Plc	5,017	149,506
Inmarsat Plc	1,718	17,907
Intercontinental Hotels Group Plc	1,325	23,645
International Power Plc	6,942	42,312
Intertek Group Plc	932	26,793
Invensys Plc	4,412	20,688
Investec Plc	2,501	19,978
ITV Plc*	22,089	20,698
J. Sainsbury Plc	6,523	40,035
Johnson Matthey Plc	994	27,513
Kazakhmys Plc	824	18,795
Kingfisher Plc	10,053	36,985
Land Securities Group Plc	3,920	39,441
Legal & General Group Plc	27,849	45,279
Liberty International Plc	1,515	8,751
Lloyds Banking Group Plc*	193,540	225,348
London Stock Exchange Group Plc	323	3,455
Lonmin Plc*	599	15,705
Man Group Plc	8,839	30,422
Marks & Spencer Group Plc	7,889	48,096
National Grid Plc	16,328	138,508
Next Plc	769	26,770
Old Mutual Plc	25,961	56,605
Pearson Plc	3,718	57,559
Petrofac Ltd.	1,394	30,066
Prudential Plc	11,700	116,985
Reckitt Benckiser Group Plc	3,029	166,586
Reed Elsevier Plc	6,362	53,768
Rexam Plc	3,745	18,061
Rio Tinto Plc	6,864	401,221
Rolls-Royce Group Plc*	8,148	77,246
Royal Bank of Scotland Group Plc*	77,485	57,464
RSA Insurance Group Plc	16,908	34,715
SABMiller Plc	4,668	149,262
Schroders Plc	450	10,165
Scottish & Southern Energy Plc	4,450	78,154
Segro Plc	3,302	14,161
Serco Group Plc	2,287	22,095
Severn Trent Plc	1,099	22,633
Smith & Nephew Plc	4,409	40,206

	Number of Shares	Value†

United Kingdom — (continued)
Smiths Group Plc	1,949	$37,322
Standard Chartered Plc	9,931	284,866
Standard Life Plc	10,317	37,470
Tesco Plc	38,980	259,630
The Capita Group Plc	3,054	37,708
The Sage Group Plc	6,102	26,485
Thomas Cook Group Plc	5,125	13,831
TUI Travel Plc	1,257	4,234
Tullow Oil Plc	4,442	88,899
Unilever Plc	6,296	182,081
United Utilities Group Plc	3,483	31,351
Vedanta Resources Plc	511	17,379
Vodafone Group Plc	251,782	621,367
Whitbread Plc	806	20,562
WM Morrison Supermarkets Plc	9,755	45,313
Wolseley Plc*	1,475	37,050
WPP Group Plc	5,751	63,646

		9,329,930

United States — 0.1%
Synthes, Inc.	273	31,560

TOTAL COMMON STOCKS (Cost $45,460,262)		48,869,637

WARRANTS — 0.0%
Belgium — 0.0%
Anheuser-Busch InBev N.V.*	256	1

France — 0.0%
Fonciere Des Regions	96	129

Hong Kong — 0.0%
Henderson Land Development Co., Ltd.	1,000	289

Italy — 0.0%
Mediobanca SpA	1,036	35
Unione di Banche Italiane ScpA	1,536	19

		54

TOTAL WARRANTS (Cost $41)		473

SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity Funds TempCash - Institutional Shares	581,294	581,294
BlackRock Liquidity Funds TempFund - Institutional Shares	581,294	581,294

TOTAL SHORT-TERM INVESTMENTS (Cost $1,162,588)		1,162,588

TOTAL INVESTMENTS — 100.0% (Cost $46,622,891)(a)		$50,032,698

~	Fair valued security. The total market value of fair valued securities at September 30, 2010 is $5,517.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

†	See Security Valuation Note.
*	Non-income producing security.
§	Restricted security.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $46,789,628. Net unrealized appreciation was $3,243,070. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $5,774,598 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,531,528.

ADR — American Depository Receipt.

NVDR — Non Voting Depositary Receipt.

Plc — Public Limited Company.

PPS — Partially Protected Shares. Partially Protected Shares constitute a class of ordinary shares in the share capital of a company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$62,104
Aerospace & Defense	0.6%	304,292
Agriculture	1.4%	672,269
Airlines	0.3%	132,060
Apparel	0.5%	235,546
Auto Manufacturers	3.6%	1,758,105
Auto Parts & Equipment	0.8%	372,681
Banks	15.6%	7,618,409
Beverages	2.0%	998,183
Biotechnology	0.2%	113,584
Building Materials	1.3%	615,656
Chemicals	3.6%	1,748,747
Coal	—%	13,605
Commercial Services	1.4%	676,774
Computers	0.4%	205,791
Cosmetics & Personal Care	0.6%	273,283
Distribution & Wholesale	1.2%	589,975
Diversified	0.1%	24,979
Diversified Financial Services	1.1%	557,219
Diversified Operations	0.1%	40,970
Electric	4.1%	2,014,736
Electrical Components & Equipment	0.9%	460,420
Electronics	1.4%	695,464
Energy-Alternate Sources	0.1%	38,602
Engineering & Construction	1.4%	670,363
Entertainment	0.2%	107,817
Environmental Control	—%	8,327
Food	5.5%	2,703,670
Food Service	0.2%	104,104
Forest Products & Paper	0.3%	133,051
Gas	0.6%	315,498
Hand & Machine Tools	0.4%	185,038
Healthcare Products	0.8%	384,556
Healthcare Services	0.2%	72,678
Holding Companies	0.8%	414,337
Home Builders	0.1%	53,127
Home Furnishings	0.7%	341,289
Household Products & Wares	0.6%	273,328
Insurance	4.4%	2,163,142
Internet	0.2%	99,197
Investment Companies	0.4%	195,972

Iron & Steel	1.1%	$544,024
Leisure Time	0.3%	123,835
Lodging	0.3%	158,769
Machinery - Construction & Mining	0.4%	215,677
Machinery - Diversified	0.9%	448,525
Media	1.3%	634,461
Metal Fabricate/Hardware	0.4%	186,436
Mining	5.1%	2,500,000
Miscellaneous Manufacturing	1.4%	698,353
Mixed Industrial/Office	0.6%	277,328
Office & Business Equipment	0.6%	307,513
Oil & Gas	6.8%	3,314,761
Oil & Gas Services	0.4%	193,036
Packaging and Containers	0.1%	64,361
Pharmaceuticals	6.8%	3,312,356
Real Estate	1.7%	807,856
Real Estate Investment Trusts	0.4%	207,185
Retail	2.4%	1,155,027
Semiconductors	0.5%	236,792
Shipbuilding	0.1%	48,611
Software	0.6%	298,908
Strip Centers	0.3%	148,040
Telecommunications	6.7%	3,261,265
Textiles	0.2%	97,820
Toys, Games & Hobbies	0.3%	128,649
Transportation	1.8%	877,267
REITS	0.1%	32,340
Venture Capital	—%	20,329
Water	0.2%	121,165

	100.0%	$48,869,637

PENN SERIES FUNDS, INC.

DEVELOPED INTERNATIONAL INDEX FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows ( See Security Valuation Note): ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Australia	$4,150,904	$4,150,904	$—	$—
Austria	164,322	164,322	—	—
Belgium	459,223	459,223	—	—
Bermuda	37,440	37,440	—	—
Cayman Islands	13,837	13,837	—	—
China	64,622	64,622	—	—
Cyprus	13,176	11,747	1,429	—
Denmark	504,721	504,721	—	—
Finland	553,019	553,019	—	—
France	4,654,836	4,654,836	—	—
Germany	3,913,313	3,913,313	—	—
Greece	113,263	109,175	4,088	—
Guernsey	30,886	30,886	—	—
Hong Kong	1,280,274	1,280,274	—	—
Ireland	238,505	238,505	—	—
Israel	402,099	402,099	—	—
Italy	1,348,404	1,348,404	—	—
Japan	10,416,851	10,416,851	—	—
Jersey	47,431	47,431	—	—
Luxembourg	233,265	233,265	—	—
Mexico	23,413	23,413	—	—
Netherlands	2,221,159	2,221,159	—	—
New Zealand	47,431	47,431	—	—
Norway	330,477	330,477	—	—
Portugal	143,901	143,901	—	—
Singapore	743,767	743,767	—	—
Spain	1,834,977	1,834,977	—	—
Sweden	1,560,587	1,560,587	—	—
Switzerland	3,962,044	3,962,044	—	—
United Kingdom	9,329,930	9,329,930	—	—
United States	31,560	31,560	—	—

COMMON STOCKS	$48,869,637	$48,864,120	$5,517	$—

WARRANTS	473	473	—	—
SHORT-TERM INVESTMENTS	1,162,588	1,162,588	—	—

TOTAL INVESTMENTS	$50,032,225	$50,026,708	$5,517	$—

$66,466,698 was transferred from Level 2 into Level 1 at 9/30/10 as a result of using third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 91.4%
Australia — 5.9%
Coca-Cola Amatil Ltd.	326,330	$3,778,654
QBE Insurance Group Ltd.	321,821	5,368,816
Woolworths Ltd.	338,451	9,434,402

		18,581,872

Belgium — 1.6%
Colruyt S.A.	19,389	5,125,184

Brazil — 6.5%
AES Tiete S.A. (Preference)	200,861	2,666,276
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	156,357	1,524,758
Cielo S.A.	133,500	1,151,950
Companhia de Bebidas das Americas ADR#	40,526	5,016,308
CPFL Energia S.A.	99,300	2,282,961
Redecard S.A.	174,300	2,721,635
Souza Cruz S.A.	105,074	5,308,348

		20,672,236

Canada — 2.1%
Canadian Natural Resources Ltd.	190,128	6,576,592

Denmark — 4.3%
Novo Nordisk A/S, B Shares	138,200	13,714,330

France — 4.5%
BioMerieux	41,588	4,309,382
Bureau Veritas S.A.	52,300	3,651,888
Cie Generale d’Optique Essilor International S.A.	92,956	6,395,683

		14,356,953

Germany — 1.5%
Muenchener Ruckversicherung AG	34,857	4,827,918

India — 13.1%
Bharat Heavy Electricals Ltd.	55,858	3,080,985
Cipla Ltd.	200,361	1,437,329
HDFC Bank Ltd.	256,152	14,190,541
Hero Honda Motors Ltd.	51,331	2,122,466
Housing Development Finance Corp.	730,310	11,916,397
ITC Ltd.	1,539,674	6,109,355
Nestle India Ltd.	33,748	2,540,131

		41,397,204

Ireland — 2.8%
Covidien Plc	222,176	8,929,253

Japan — 3.8%
Nitori Holdings. Ltd.	81,600	6,822,808
Secom Co. Ltd.	111,700	5,044,430

		11,867,238

Netherlands — 2.3%
Core Laboratories NV#	82,490	7,262,420

Switzerland — 6.7%
Nestle S.A.	262,210	13,969,057
Novartis AG	89,400	5,126,637

	Number of Shares	Value†

Switzerland — (continued)
Roche Holding AG	16,607	$2,268,009

		21,363,703

United Kingdom — 31.0%
Admiral Group Plc	127,064	3,325,405
Amlin Plc	711,291	4,483,978
British American Tobacco Plc	486,338	18,140,840
Bunzl Plc	204,200	2,434,695
De La Rue Plc	182,818	1,896,875
Diageo Plc	401,577	6,913,952
Domino’s Pizza UK & IRL Plc	232,062	1,711,903
G4S Plc	707,268	2,828,716
Imperial Tobacco Group Plc	461,621	13,756,245
Reckitt Benckiser Group Plc	179,328	9,862,505
SABMiller Plc	160,101	5,119,319
Scottish & Southern Energy Plc	215,002	3,775,994
Standard Chartered Plc	237,760	6,820,035
Tesco Plc	1,698,628	11,313,869
The Capita Group Plc	491,562	6,069,429

		98,453,760

United States — 5.3%
Philip Morris International, Inc.	300,246	16,819,781

TOTAL COMMON STOCKS (Cost $232,016,577)		289,948,444

SHORT-TERM INVESTMENTS — 5.2%
BlackRock Liquidity Funds TempCash - Institutional Shares	8,323,460	8,323,460
BlackRock Liquidity Funds TempFund - Institutional Shares	8,323,460	8,323,460

TOTAL SHORT-TERM INVESTMENTS (Cost $16,646,920)		16,646,920

SECURITIES LENDING COLLATERAL — 3.4%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.222%, 10/01/2010 (Cost $10,752,232)	10,752,232	10,752,232

TOTAL INVESTMENTS — 100.0% (Cost $259,415,729)(a)		$317,347,596

†	See Security Valuation Note.
#	Security position is either entirely or partially on loan.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $261,836,985. Net unrealized appreciation was $55,510,611. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $60,240,323 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,729,712.

ADR — American Depository Receipt.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

INTERNATIONAL EQUITY FUND

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Agriculture	20.7%	$60,134,569
Banks	7.2%	21,010,576
Beverages	7.2%	20,828,233
Commercial Services	8.0%	23,077,983
Diversified Financial Services	5.6%	16,162,790
Electric	3.0%	8,725,231
Electrical Components & Equipment	1.1%	3,080,985
Food	14.6%	42,382,643
Healthcare Products	5.3%	15,324,936
Healthcare Services	1.5%	4,309,382
Household Products & Wares	3.4%	9,862,505
Insurance	6.2%	18,006,117
Leisure Time	0.7%	2,122,466
Oil & Gas	2.3%	6,576,592
Oil & Gas Services	2.5%	7,262,420
Pharmaceuticals	7.8%	22,546,305
Retail	2.9%	8,534,711

	100.0%	$289,948,444

PENN SERIES FUNDS, INC.

INTERNATIONAL EQUITY FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$289,948,444	$289,948,444	$—	$—
SHORT-TERM INVESTMENTS	16,646,920	16,646,920	—	—
SECURITIES LENDING COLLATERAL	10,752,232	10,752,232	—	—

TOTAL INVESTMENTS	$317,347,596	$317,347,596	$—	$—

$200,193,070 was transferred from Level 2 into Level 1 at 9/30/10 as a result of using third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 97.0%
Argentina — 0.2%
Banco Macro S.A. ADR	6,420	$285,947

Brazil — 11.8%
Banco Bradesco S.A. (Preference)	17,303	346,060
Banco Bradesco S.A. ADR	39,766	810,431
Banco do Brasil S.A.	35,500	669,087
BM&F Bovespa S.A.	133,300	1,115,560
BRF - Brasil Foods S.A.	73,400	1,114,448
BRF - Brasil Foods S.A. ADR	1,000	15,530
Companhia de Bebidas das Americas ADR	9,000	1,114,020
Itau Unibanco Holding S.A. (Preference)	15,397	366,088
Itau Unibanco Holding S.A. ADR	80,498	1,946,442
MRV Engenharia e Participacoes S.A.	50,700	486,924
NET Servicos de Comunicacao S.A. (Preference)*	18,374	239,448
OGX Petroleo e Gas Participacoes SA*	42,000	546,596
PDG Realty S.A. Empreendimentos e Participacoes	70,600	839,522
Petroleo Brasileiro S.A.	2,487	44,934
Petroleo Brasileiro S.A. (Preference)	31,600	511,352
Petroleo Brasileiro S.A. ADR	19,100	626,862
Petroleo Brasileiro S.A. ADR	14,800	536,796
Tim Participacoes S.A. ADR	9,600	316,704
Ultrapar Participacoes S.A. (Preference)	7,900	474,514
Vale S.A. ADR	5,900	184,493
Vale S.A. Preferred ADR	69,600	1,931,400
Vivo Participacoes S.A. ADR	25,300	687,401

		14,924,612

China — 9.4%
Agricultural Bank of China Ltd., Class H*	1,704,000	882,873
Bank of China Ltd., Class H	1,373,000	720,224
China Citic Bank Corp. Ltd., Class H	667,000	425,533
China Coal Energy Co., Class H	425,000	703,326
China Construction Bank Corp., Class H	2,336,000	2,047,314
China Life Insurance Co. Ltd., Class H	210,000	829,569
China Oilfield Services Ltd., Class H	334,000	522,598
China Pacific Insurance Group Co. Ltd., Class H	168,600	633,430
China Petroleum & Chemical Corp., Class H	138,000	122,369
China Telecom Corp. Ltd., Class H	1,306,000	717,060
Dongfeng Motor Group Co. Ltd., Class H	368,000	753,184
JA Solar Holdings Co., Ltd. ADR*	31,600	294,828
Netease.com, Inc. ADR*	7,600	299,744
Ping An Insurance Group Co. of China Ltd., Class H	64,000	653,293
Sany Heavy Equipment International Holdings Co. Ltd.	253,000	446,728
Sohu.com, Inc.*	5,800	334,196
Tencent Holdings Ltd.	11,300	247,006
Tsingtao Brewery Co. Ltd., Class H	62,000	357,192
Want Want China Holdings Ltd.	500,000	463,986
Yanzhou Coal Mining Co. Ltd., Class H	176,000	431,899

		11,886,352

Czech Republic — 0.8%
Komercni Banka, A.S.	4,671	1,018,836

	Number of Shares	Value†

Egypt — 2.1%
Commercial International Bank Egypt SAE	142,312	$1,072,402
Juhayna Food Industries*	345,389	345,814
Orascom Construction Industries	6,691	294,237
Orascom Construction Industries GDR	5,215	229,330
Telecom Egypt	230,708	708,374

		2,650,157

Hong Kong — 4.9%
Beijing Enterprises Holdings Ltd.	90,000	640,301
Belle International Holdings Ltd.	478,000	959,838
China High Speed Transmission Equipment Group Co., Ltd.	178,000	386,336
China Mobile Ltd.	112,000	1,146,871
China Resources Power Holdings Co. Ltd.	366,200	787,258
China Unicom Hong Kong Ltd.	494,000	723,282
GOME Electrical Appliances Holding Ltd.*	1,089,420	328,559
Hengan International Group Co. Ltd.	34,500	343,940
Shanghai Industrial Holdings Ltd.	169,000	853,838

		6,170,223

Hungary — 1.2%
MOL Hungarian Oil & Gas Nyrt*	5,325	559,591
Richter Gedeon Nyrt	3,929	911,282

		1,470,873

India — 10.7%
Asian Paints Ltd.	7,527	446,109
Dr. Reddys Laboratories Ltd.	24,893	798,670
Engineers India Ltd.	41,536	322,693
Glenmark Pharmaceuticals Ltd.	88,269	588,820
HDFC Bank Ltd.	24,311	1,346,803
HDFC Bank Ltd. ADR	1,606	296,098
Hindalco Industries Ltd.	119,358	523,411
IndusInd Bank Ltd.	119,974	709,939
Infosys Technologies Ltd.	24,553	1,666,828
Infosys Technologies Ltd. ADR	4,000	269,240
Infrastructure Development Finance Co., Ltd.	178,629	805,987
ITC Ltd.	42,764	169,686
ITC Ltd. GDR	90,176	357,818
Jindal Steel & Power Ltd.	22,994	361,912
KSK Energy Ventures Ltd.*	91,815	355,327
Larsen & Toubro Ltd.	13,833	632,051
Nestle India Ltd.	4,748	357,371
Reliance Industries Ltd.	40,313	885,702
Rural Electrification Corp. Ltd.	69,490	530,202
State Bank of India	1,600	115,383
Sun TV Network Ltd.	34,006	392,770
Tata Motors Ltd.	49,356	1,206,138
Yes Bank Ltd.	63,675	496,179

		13,635,137

Indonesia — 4.0%
Astra International Tbk PT	210,500	1,337,294
Bank Central Asia Tbk PT	1,138,000	854,297
Bank Rakyat Indonesia Tbk PT	450,500	504,762
Indofood CBP Sukses Makmur Tbk PT*~	174,000	105,180
Indofood Sukses Makmur Tbk PT	1,135,500	693,386
Indosat Tbk PT	946,000	582,969

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Indonesia — (continued)
Perusahaan Gas Negara PT	647,500	$279,314
Telekomunikasi Indonesia Tbk PT	744,500	767,440

		5,124,642

Korea — 0.7%
GS Engineering & Construction Corp.	3,340	256,889
Hyundai Steel Co.	3,846	394,635
KT Corp. ADR	2,900	59,334
Samsung C&T Corp.	2,157	117,663

		828,521

Lebanon — 0.7%
Banque Audi sal- Audi Saradar Group GDR	53,777	478,078
BLOM Bank SAL GDR	4,266	405,270

		883,348

Malaysia — 1.3%
Axiata Group BHD*	846,700	1,201,343
Sime Darby BHD	181,600	500,032

		1,701,375

Mexico — 5.0%
America Movil S.A.B. de C.V., Series L ADR	57,300	3,055,809
Desarrolladora Homex S.A.B. de C.V. ADR*	2,238	72,444
Empresas ICA S.A.B. de C.V.*	111,300	270,265
Fomento Economico Mexicano S.A.B. de C.V. ADR	25,600	1,298,688
Genomma Lab Internacional S.A. de CV, Class B*	147,600	283,448
Grupo Financiero Banorte S.A.B. de C.V., Series O	161,092	611,047
Wal-Mart de Mexico S.A.B de C.V., Series V	323,300	813,275

		6,404,976

Peru — 1.1%
Cia de Minas Buenaventura S.A. ADR	12,400	560,232
Credicorp Ltd.	7,610	866,779

		1,427,011

Philippines — 2.2%
Ayala Corp.	54,370	506,223
Metro Pacific Investments Corp.	6,030,000	516,641
Metropolitan Bank & Trust	372,650	593,981
Philippine Long Distance Telephone Co.	8,850	527,552
SM Investments Corp.	45,190	586,950

		2,731,347

Poland — 3.4%
Central European Distribution Corp.*	21,748	485,415
Polski Koncern Naftowy Orlen S.A.*	57,215	787,313
Powszechna Kasa Oszczednosci Bank Polski S.A.	79,155	1,199,232
Powszechny Zaklad Ubezpieczen S.A.	5,359	755,866
Telekomunikacja Polska S.A.	170,145	1,052,413

		4,280,239

	Number of Shares	Value†

Portugal — 0.5%
Jeronimo Martins SGPS S.A.	48,681	$651,036

Russia — 3.7%
Lukoil OAO ADR	30,214	1,713,134
Rosneft Oil Co. OJSC GDR	111,115	741,137
Sberbank GDR	3,593	1,102,087
Wimm-Bill-Dann Foods OJSC ADR	25,524	577,353
X5 Retail Group N.V. GDR*	15,603	624,120

		4,757,831

Singapore — 0.5%
Golden Agri-Resources Ltd.	1,328,000	575,591
South Africa — 5.9%
AVI Ltd.	177,600	693,303
Clicks Group Ltd.	155,300	984,794
Impala Platinum Holdings Ltd.	50,000	1,291,202
Imperial Holdings Ltd.	35,900	584,320
MTN Group Ltd.	110,173	1,991,578
Naspers Ltd., N Shares	31,382	1,534,376
Pick n Pay Stores Ltd.	76,818	476,321

		7,555,894

South Korea — 11.1%
Amorepacific Corp.	382	383,926
Cheil Industries, Inc.	6,976	610,572
Cheil Worldwide, Inc.	42,434	504,258
Hyundai Engineering & Construction Co. Ltd.	8,672	551,388
Hyundai Mobis	3,486	785,707
Hyundai Motor Co.	9,511	1,276,196
KB Financial Group, Inc.	17,446	749,707
KT Corp.	9,680	387,964
LG Chem Ltd.	4,127	1,207,064
LG Display Co. Ltd.	11,590	400,479
LG Display Co. Ltd. ADR	4,600	80,224
NHN Corp.*	3,406	585,465
OCI Co. Ltd.	2,006	621,900
Samsung Electronics Co. Ltd.	3,997	2,723,674
Samsung Electronics Co. Ltd. (Preference)	859	419,612
Samsung Fire & Marine Insurance Co. Ltd.	3,539	605,222
Shinhan Financial Group Co. Ltd.	19,620	751,075
Shinsegae Co. Ltd.	984	518,644
SSCP Co. Ltd.*	17,475	113,716
Woongjin Coway Co. Ltd.	21,860	851,203

		14,127,996

Taiwan — 7.0%
Acer, Inc.	171,827	436,697
Asustek Computer, Inc.	40,400	289,666
AU Optronics Corp.*	468,350	485,717
Cathay Financial Holding Co. Ltd.	435,050	664,937
Chimei Innolux Corp.*	112,000	152,361
China Steel Corp.	580,546	600,216
Formosa Plastics Corp.	237,000	581,851
Fubon Financial Holding Co. Ltd.	478,624	589,059
Hon Hai Precision Industry Co. Ltd.	419,372	1,577,268
HTC Corp.	31,660	718,498
Lite-On Technology Corp.	241,234	304,231

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Taiwan — (continued)
Taiwan Fertilizer Co. Ltd.	119,000	$371,762
Taiwan Semiconductor Manufacturing Co. Ltd.	566,769	1,124,776
Uni-President Enterprises Corp.	509,400	661,177
Yuanta Financial Holding Co. Ltd.	607,000	369,156

		8,927,372

Thailand — 2.8%
Kasikornbank PCL	57,500	234,926
Kasikornbank PCL NVDR	211,700	816,109
Siam Cement PCL NVDR	84,500	927,133
Siam Commercial Bank PCL	279,300	952,473
Total Access Communication PCL	35,800	49,247
Total Access Communication PCL NVDR	406,800	559,601

		3,539,489

Turkey — 4.0%
Akbank T.A.S.	82,566	505,139
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	71,384	1,115,259
Coca-Cola Icecek A.S.	36,130	442,087
TAV Havalimanlari Holding A.S.*	168,858	904,670
Tupras Turkiye Petrol Rafine	19,133	515,839
Turk Telekomunikasyon A.S.	155,210	697,428
Turkiye Garanti Bankasi A.S.	150,437	873,576

		5,053,998

United Kingdom — 0.8%
SABMiller Plc	31,526	1,025,576

United States — 1.2%
Mead Johnson Nutrition Co.	17,814	1,013,795
Southern Copper Corp.	14,787	519,319

		1,533,114

TOTAL COMMON STOCKS (Cost $93,153,255)		123,171,493

SHORT-TERM INVESTMENTS — 3.0%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,917,803	1,917,803
BlackRock Liquidity Funds TempFund - Institutional Shares	1,917,803	1,917,803

TOTAL SHORT-TERM INVESTMENTS (Cost $3,835,606)		3,835,606

TOTAL INVESTMENTS — 100.0% (Cost $96,988,861)(a)		$127,007,099

~	Fair valued security. The total market value of fair valued securities at September 30, 2010 is $105,180.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $98,683,297. Net unrealized appreciation/depreciation was $28,323,802. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $31,264,846 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,941,044.

ADR — American Depository Receipt.

GDR — Global Depository Receipt

NVDR — Non Voting Depositary Receipt.

OJSC — Open Joint Stock Company

PCL — Public Company Limited.

Plc — Public Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.4%	$504,258
Agriculture	0.9%	1,103,095
Auto Manufacturers	2.6%	3,235,518
Auto Parts & Equipment	0.6%	785,707
Banks	19.1%	23,553,395
Beverages	4.7%	5,838,237
Building Materials	0.7%	927,133
Chemicals	3.1%	3,816,916
Coal	0.9%	1,135,225
Computers	3.1%	3,837,521
Cosmetics & Personal Care	0.3%	383,926
Distribution & Wholesale	0.1%	117,663
Diversified Financial Services	3.3%	4,104,759
Diversified Operations	0.4%	506,223
Electric	0.9%	1,142,585
Electrical Components & Equipment	0.3%	386,336
Electronics	2.1%	2,543,688
Energy-Alternate Sources	0.2%	294,828
Engineering & Construction	2.3%	2,829,472
Environmental Control	0.7%	851,203
Food	4.5%	5,504,221
Gas	0.7%	919,615
Healthcare Products	0.3%	343,940
Holding Companies	2.1%	2,631,493
Home Builders	0.5%	559,368
Insurance	3.4%	4,142,317
Internet	1.2%	1,466,411
Investment Companies	0.7%	805,987
Iron & Steel	0.8%	994,851
Machinery - Construction & Mining	0.4%	446,728
Media	1.8%	2,166,594
Mining	4.1%	5,010,057
Miscellaneous Manufacturing	0.5%	610,572
Oil & Gas	6.2%	7,591,625
Oil & Gas Services	0.4%	522,598
Pharmaceuticals	2.9%	3,596,015
Real Estate	0.7%	839,522
Retail	4.9%	6,005,675
Semiconductors	3.5%	4,268,062
Telecommunications	12.4%	15,232,370
Unknown	0.9%	1,099,143
Water	0.4%	516,641

	100.0%	$123,171,493

PENN SERIES FUNDS, INC.

EMERGING MARKETS EQUITY FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Argentina	$285,947	$285,947	$—	$—
Brazil	14,924,612	14,924,612	—	—
China	11,886,352	11,886,352	—	—
Czech Republic	1,018,836	1,018,836	—	—
Egypt	2,650,157	2,650,157	—	—
Hong Kong	6,170,223	6,170,223	—	—
Hungary	1,470,873	1,470,873	—	—
India	13,635,137	13,635,137	—	—
Indonesia	5,124,642	5,019,462	105,180	—
Korea	828,521	828,521	—	—
Lebanon	883,348	883,348	—	—
Malaysia	1,701,375	1,701,375	—	—
Mexico	6,404,976	6,404,976	—	—
Peru	1,427,011	1,427,011	—	—
Philippines	2,731,347	2,731,347	—	—
Poland	4,280,239	4,280,239	—	—
Portugal	651,036	651,036	—	—
Russia	4,757,831	4,757,831	—	—
Singapore	575,591	575,591	—	—
South Africa	7,555,894	7,555,894	—	—
South Korea	14,127,996	14,127,996	—	—
Taiwan	8,927,372	8,927,372	—	—
Thailand	3,539,489	3,539,489	—	—
Turkey	5,053,998	5,053,998	—	—
United Kingdom	1,025,576	1,025,576	—	—
United States	1,533,114	1,533,114	—	—

TOTAL COMMON STOCKS	123,171,493	123,066,313	105,180	—

SHORT-TERM INVESTMENTS	3,835,606	3,835,606	—	—

TOTAL INVESTMENTS	$127,007,099	$126,901,919	$105,180	$—

$46,895,117 was transferred from Level 2 into Level 1 at 9/30/10 as a result of using third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

REIT FUND

	Number of Shares	Value†
COMMON STOCKS — 2.7%
Real Estate — 2.7%
Brookfield Properties Corp.	88,875	$1,379,340
Forest City Enterprises, Inc., Class A*	33,325	427,560

TOTAL COMMON STOCKS (Cost $1,704,976)		1,806,900

REAL ESTATE INVESTMENT TRUSTS — 95.6%
Apartments — 17.1%
American Campus Communities, Inc.	46,600	1,418,504
Apartment Investment & Management Co., Class A	73,100	1,562,878
AvalonBay Communities, Inc.	29,926	3,110,209
Equity Residential	43,075	2,049,078
Essex Property Trust, Inc.	21,425	2,344,752
UDR, Inc.	35,275	745,008

		11,230,429

Diversified — 10.0%
Coresite Realty Corp.*	16,000	262,240
Duke Realty Corp	120,325	1,394,567
Liberty Property Trust	36,700	1,170,730
Vornado Realty Trust	43,288	3,702,422

		6,529,959

Healthcare — 12.8%
HCP, Inc.	48,678	1,751,434
Health Care REIT, Inc.	53,925	2,552,809
Nationwide Health Properties, Inc.	47,050	1,819,424
Senior Housing Properties Trust	27,550	647,425
Ventas, Inc.	31,603	1,629,767

		8,400,859

Hotels & Resorts — 7.0%
Host Hotels & Resorts, Inc.	182,870	2,647,958
LaSalle Hotel Properties	32,700	764,853
Pebblebrook Hotel Trust*	20,700	372,807
Sunstone Hotel Investors, Inc.*	89,650	813,125

		4,598,743

Industrial — 7.5%
AMB Property Corp.	92,750	2,455,092
Digital Realty Trust, Inc.	40,100	2,474,170

		4,929,262

Office Property — 10.7%
BioMed Realty Trust, Inc.	54,300	973,056
Boston Properties, Inc.	46,575	3,871,314
Hudson Pacific Properties, Inc	9,300	152,241
Kilroy Realty Corp.	11,900	394,366
Mack-Cali Realty Corp.	29,925	978,847
SL Green Realty Corp.	9,500	601,635

		6,971,459

Regional Malls — 16.8%
General Growth Properties, Inc.	53,300	831,480
Pennsylvania Real Estate Investment Trust	36,300	430,518
Simon Property Group, Inc.	88,932	8,247,554
Taubman Centers, Inc.	33,125	1,477,706

		10,987,258

	Number of Shares	Value†

Storage & Warehousing — 6.9%
Extra Space Storage, Inc.	87,950	$1,410,718
Public Storage	31,990	3,104,310

		4,515,028

Strip Centers — 6.8%
Developers Diversified Realty Corp.	118,575	1,330,412
Federal Realty Investment Trust	18,525	1,512,751
Kimco Realty Corp.	82,275	1,295,831
Regency Centers Corp.	8,100	319,707

		4,458,701

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $55,483,973)		62,621,698

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity Funds TempCash - Institutional Shares	548,838	548,838
BlackRock Liquidity Funds TempFund - Institutional Shares	548,838	548,838

TOTAL SHORT-TERM INVESTMENTS (Cost $1,097,676)		1,097,676

TOTAL INVESTMENTS — 100.0% (Cost $58,286,625)(a)		$65,526,274

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $59,823,884. Net unrealized appreciation was $5,702,390. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $7,666,216 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,963,826.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

REIT FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$1,806,900	$1,806,900	$—	$—
REAL ESTATE INVESTMENT TRUSTS	62,621,698	62,621,698	—	—
SHORT-TERM INVESTMENTS	1,097,676	1,097,676	—	—

TOTAL INVESTMENTS	$65,526,274	$65,526,274	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 68.9%
Penn Series Index 500 Fund*	228,299	$1,874,338
Penn Series Large Cap Growth Fund*	50,244	416,519
Penn Series Large Cap Value Fund*	145,636	1,874,338
Penn Series Large Core Growth Fund*	119,142	1,041,299
Penn Series Large Core Value Fund*	246,753	2,082,597
Penn Series Large Growth Stock Fund*	45,013	624,779
Penn Series Mid Cap Growth Fund*	96,978	832,069
Penn Series Mid Cap Value Fund*	75,525	833,039
Penn Series Mid Core Value Fund*	66,466	624,779
Penn Series REIT Fund*	82,316	832,216
Penn Series Small Cap Growth Fund*	22,686	416,519
Penn Series Small Cap Index Fund*	43,615	416,519
Penn Series Small Cap Value Fund*	59,588	833,039
Penn Series SMID Cap Growth Fund*	76,077	833,039
Penn Series SMID Cap Value Fund*	75,800	833,039

TOTAL AFFILIATED EQUITY FUNDS (Cost $11,672,335)		14,368,128

AFFILIATED FIXED INCOME FUNDS — 5.0%
Penn Series Quality Bond Fund* (Cost $958,898)	88,320	1,041,299

AFFILIATED INTERNATIONAL EQUITY FUNDS — 26.0%
Penn Series Developed International Index Fund* 157,773		1,457,818
Penn Series Emerging Markets Equity Fund*	74,914	833,039
Penn Series International Equity Fund*	182,791	3,123,896

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS
(Cost $4,446,949)		5,414,753

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity Funds TempCash - Institutional Shares	13,387	13,387
BlackRock Liquidity Funds TempFund - Institutional Shares	13,387	13,387

TOTAL SHORT-TERM INVESTMENTS (Cost $26,774)		26,774

TOTAL INVESTMENTS — 100.0% (Cost $17,104,956)(a)		$20,850,954

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $17,343,119. Net unrealized appreciation was $3,507,835. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,745,998 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $238,163.
REIT	— Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

AGGRESSIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$14,368,128	$14,368,128	$—	$—
AFFILIATED FIXED INCOME FUNDS	1,041,299	1,041,299	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	5,414,753	5,414,753	—	—
SHORT-TERM INVESTMENTS	26,774	26,774	—	—

TOTAL INVESTMENTS	$20,850,954	$20,850,954	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

MODERATELY AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 57.8%
Penn Series Index 500 Fund*	1,105,203	$9,073,718
Penn Series Large Cap Growth Fund*	121,615	1,008,191
Penn Series Large Cap Value Fund*	626,692	8,065,527
Penn Series Large Core Growth Fund*	346,061	3,024,572
Penn Series Large Core Value Fund*	955,631	8,065,527
Penn Series Large Growth Stock Fund*	217,909	3,024,572
Penn Series Mid Cap Growth Fund*	469,472	4,028,069
Penn Series Mid Cap Value Fund*	365,618	4,032,763
Penn Series Mid Core Value Fund*	321,763	3,024,573
Penn Series REIT Fund*	298,871	3,021,584
Penn Series Small Cap Growth Fund*	54,912	1,008,191
Penn Series Small Cap Index Fund*	211,139	2,016,382
Penn Series Small Cap Value Fund*	216,350	3,024,572
Penn Series SMID Cap Growth Fund*	276,217	3,024,573
Penn Series SMID Cap Value Fund*	275,211	3,024,572

TOTAL AFFILIATED EQUITY FUNDS (Cost $47,478,518)		58,467,386

AFFILIATED FIXED INCOME FUNDS — 19.9%
Penn Series High Yield Bond Fund*	245,900	2,016,382
Penn Series Limited Maturity Bond Fund*	447,687	5,040,954
Penn Series Quality Bond Fund*	1,111,661	13,106,481

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $18,592,091)		20,163,817

AFFILIATED INTERNATIONAL EQUITY FUNDS — 21.9%
Penn Series Developed International Index Fund*	654,669	6,049,145
Penn Series Emerging Markets Equity Fund*	362,659	4,032,764
Penn Series International Equity Fund*	707,916	12,098,290

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $18,284,247)		22,180,199

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds TempCash - Institutional Shares	171,500	171,500
BlackRock Liquidity Funds TempFund - Institutional Shares	171,500	171,500

TOTAL SHORT-TERM INVESTMENTS (Cost $343,000)		343,000

TOTAL INVESTMENTS — 100.0% (Cost $84,697,856)(a)		$101,154,402

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $86,246,151. Net unrealized appreciation was $14,908,251. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,456,546 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,548,295.
REIT	— Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$58,467,386	$58,467,386	$—	$—
AFFILIATED FIXED INCOME FUNDS	20,163,817	20,163,817	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	22,180,199	22,180,199	—	—
SHORT-TERM INVESTMENTS	343,000	343,000	—	—

TOTAL INVESTMENTS	$101,154,402	$101,154,402	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

MODERATE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 44.8%
Penn Series Flexibly Managed Fund*	232,990	$5,286,540
Penn Series Index 500 Fund*	1,501,805	12,329,823
Penn Series Large Cap Growth Fund*	212,473	1,761,403
Penn Series Large Cap Value Fund*	684,306	8,807,016
Penn Series Large Core Growth Fund*	403,067	3,522,806
Penn Series Large Core Value Fund*	1,252,182	10,568,419
Penn Series Large Growth Stock Fund*	253,804	3,522,806
Penn Series Mid Cap Growth Fund*	615,158	5,278,058
Penn Series Mid Cap Value Fund*	479,076	5,284,210
Penn Series Mid Core Value Fund*	374,767	3,522,807
Penn Series REIT Fund*	348,103	3,519,326
Penn Series Small Cap Growth Fund*	95,937	1,761,403
Penn Series Small Cap Index Fund*	368,880	3,522,806
Penn Series Small Cap Value Fund*	251,989	3,522,806
Penn Series SMID Cap Growth Fund*	321,717	3,522,807
Penn Series SMID Cap Value Fund*	320,547	3,522,806

TOTAL AFFILIATED EQUITY FUNDS (Cost $66,699,000)		79,255,842

AFFILIATED FIXED INCOME FUNDS — 35.9%
Penn Series High Yield Bond Fund*	859,221	7,045,613
Penn Series Limited Maturity Bond Fund*	1,877,162	21,136,839
Penn Series Quality Bond Fund*	2,987,961	35,228,064

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $58,907,974)		63,410,516

AFFILIATED INTERNATIONAL EQUITY FUNDS — 15.9%
Penn Series Developed International Index Fund*	762,512	7,045,613
Penn Series Emerging Markets Equity Fund*	316,799	3,522,806
Penn Series International Equity Fund*	1,030,663	17,614,032

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $23,675,303)		28,182,451

AFFILIATED MONEY MARKET FUND — 3.0%
Penn Series Money Market Fund (Cost $5,284,276)	5,284,276	5,284,276

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds TempCash—Institutional Shares	376,042	376,042
BlackRock Liquidity Funds TempFund—Institutional Shares	376,041	376,041

TOTAL SHORT-TERM INVESTMENTS (Cost $752,083)		752,083

TOTAL INVESTMENTS — 100.0% (Cost $155,318,636)(a)		$176,885,168

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $156,364,526. Net unrealized appreciation was $20,520,642. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $21,566,532 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,045,890.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

MODERATE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$79,255,842	$79,255,842	$—	$—
AFFILIATED FIXED INCOME FUNDS	63,410,516	63,410,516	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	28,182,451	28,182,451	—	—
AFFILIATED MONEY MARKET FUNDS	5,284,276	5,284,276	—	—
SHORT-TERM INVESTMENTS	752,083	752,083	—	—

TOTAL INVESTMENTS	$176,885,168	$176,885,168	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

MODERATELY CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 30.9%
Penn Series Flexibly Managed Fund*	86,819	$1,969,923
Penn Series Index 500 Fund*	399,727	3,281,757
Penn Series Large Cap Value Fund*	152,996	1,969,054
Penn Series Large Core Growth Fund*	75,097	656,351
Penn Series Large Core Value Fund*	388,834	3,281,757
Penn Series Large Growth Stock Fund*	94,575	1,312,703
Penn Series Mid Cap Growth Fund*	76,409	655,587
Penn Series Mid Cap Value Fund*	119,012	1,312,703
Penn Series Mid Core Value Fund*	139,649	1,312,703
Penn Series REIT Fund*	129,714	1,311,406
Penn Series Small Cap Index Fund*	137,456	1,312,703
Penn Series SMID Cap Growth Fund*	59,941	656,352
Penn Series SMID Cap Value Fund*	119,445	1,312,703

TOTAL AFFILIATED EQUITY FUNDS (Cost $16,739,170)		20,345,702

AFFILIATED FIXED INCOME FUNDS — 53.8%
Penn Series High Yield Bond Fund*	400,214	3,281,757
Penn Series Limited Maturity Bond Fund*	1,165,811	13,127,029
Penn Series Quality Bond Fund*	1,614,435	19,034,192

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $32,771,298)		35,442,978

AFFILIATED INTERNATIONAL EQUITY FUNDS — 10.0%
Penn Series Developed International Index Fund*	213,101	1,969,054
Penn Series International Equity Fund*	268,839	4,594,460

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $5,358,999)		6,563,514

AFFILIATED MONEY MARKET FUND — 5.0%
Penn Series Money Market Fund (Cost $3,281,809)	3,281,809	3,281,809

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds TempCash -Institutional Shares	99,019	99,019
BlackRock Liquidity Funds TempFund - Institutional Shares	99,019	99,019

TOTAL SHORT-TERM INVESTMENTS (Cost $198,038)		198,038

TOTAL INVESTMENTS — 100.0% (Cost $58,349,314)(a)		$65,832,041

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $59,038,495. Net unrealized appreciation was $6,793,547. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $7,484,788 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $691,241
REIT	— Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$20,345,702	$20,345,702	$—	$—
AFFILIATED FIXED INCOME FUNDS	35,442,978	35,442,978	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	6,563,514	6,563,514	—	—
AFFILIATED MONEY MARKET FUNDS	3,281,809	3,281,809	—	—
SHORT-TERM INVESTMENTS	198,038	198,038	—	—

TOTAL INVESTMENTS	$65,832,041	$65,832,041	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (Unaudited)

CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 16.0%
Penn Series Flexibly Managed Fund*	58,458	$1,326,418
Penn Series Index 500 Fund*	215,320	1,767,778
Penn Series Large Cap Value Fund*	34,339	441,945
Penn Series Large Core Value Fund*	157,089	1,325,833
Penn Series Large Growth Stock Fund*	63,681	883,889
Penn Series Mid Cap Growth Fund*	51,449	441,430
Penn Series Mid Cap Value Fund*	80,135	883,889

TOTAL AFFILIATED EQUITY FUNDS (Cost $5,862,371)		7,071,182

AFFILIATED FIXED INCOME FUNDS — 69.0%
Penn Series High Yield Bond Fund*	377,270	3,093,611
Penn Series Limited Maturity Bond Fund*	981,227	11,048,612
Penn Series Quality Bond Fund*	1,386,933	16,351,946

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $28,089,149)		30,494,169

AFFILIATED INTERNATIONAL EQUITY FUNDS — 5.0%
Penn Series Developed International Index Fund*	95,659	883,889
Penn Series International Equity Fund*	77,579	1,325,833

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $1,766,485)		2,209,722

AFFILIATED MONEY MARKET FUND — 10.0%
Penn Series Money Market Fund (Cost $4,419,498)	4,419,498	4,419,498

TOTAL INVESTMENTS — 100.0% (Cost $40,137,503)(a)		$44,194,571

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2010, the cost for Federal income tax purposes was $40,523,635. Net unrealized appreciation was $3,670,936. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,057,068 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $386,132.

PENN SERIES FUNDS, INC.

CONSERVATIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$7,071,182	$7,071,182	$—	$—
AFFILIATED FIXED INCOME FUNDS	30,494,169	30,494,169	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	2,209,722	2,209,722	—	—
AFFILIATED MONEY MARKET FUNDS	4,419,498	4,419,498	—	—

TOTAL INVESTMENTS	$44,194,571	$44,194,571	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SECURITY VALUATION

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, REIT— Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities may be valued by recognized independent third-party pricing agents, employing methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. Reasons for which securities may be valued in this manner include, but are not limited to, trading for a security has been halted or suspended, a security has been de-listed from a national exchange, or trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open. Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The valuations obtained may not necessarily be the price that would be obtained upon sale of these securities.

The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which the High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

Balanced Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds — These funds invest in shares of affiliated Penn Series Funds.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: market value of investment securities, assets and liabilities at the current rate of exchange; purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

Fair Value Measurements — Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

PENN SERIES FUNDS, INC.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ net assets as of September 30, 2010 is included with each Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

[Please verify, please provide further information if this statement is not correct.]

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)), that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Please verify, please provide further information if this statement is not correct.]

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	November 18, 2010

By (Signature and Title)*	/s/ Robert J. DellaCroce
Robert J. DellaCroce, Treasurer
(principal financial officer)

Date	November 18, 2010

*	Print the name and title of each signing officer under his or her signature.